UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-214

SENTINEL GROUP FUNDS, INC.
(Exact name of registrant as specified in charter)

National Life Drive, Montpelier, Vermont			05604
(Address of principal executive offices)			(Zip code)

Sentinel Asset Management, Inc. National Life Drive, Montpelier, Vermont 05604
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(802) 229-3113

Date of fiscal year end:	November 30, 2016

Date of reporting period:	December 1, 2015 to May 31, 2016

Semi-Annual Report &

Privacy Notice To Our Customers

May 31, 2016

Sentinel Common Stock Fund

Sentinel Small Company Fund

Sentinel Balanced Fund

Sentinel Multi-Asset Income Fund

Sentinel Sustainable Core Opportunities Fund

Sentinel International Equity Fund

Sentinel Government Securities Fund

Sentinel Low Duration Bond Fund

Sentinel Total Return Bond Fund

Sentinel Unconstrained Bond Fund

www.sentinelinvestments.com

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Table of Contents

4	Message to Shareholders

5	Understanding your Sentinel Funds Financial Statements

6	Sentinel Balanced Fund

9	Sentinel Common Stock Fund

11	Sentinel Government Securities Fund

13	Sentinel International Equity Fund

15	Sentinel Low Duration Bond Fund

18	Sentinel Multi-Asset Income Fund

20	Sentinel Small Company Fund

22	Sentinel Sustainable Core Opportunities Fund

24	Sentinel Total Return Bond Fund

26	Sentinel Unconstrained Bond Fund

28	Statement of Assets and Liabilities

32	Statement of Operations

34	Statement of Changes in Net Assets

38	Financial Highlights

48	Notes to Financial Statements

64	Actual and Hypothetical Expenses for Comparison Purposes

66	Expenses

68	Directors & Officers

71	Privacy Notice To Our Customers

Message to Shareholders

Dear Fellow Shareholders,

We at Sentinel Investments continue to make progress on our strategic objective of being an investment driven asset management firm known for delivering superior risk adjusted investment returns across our product line. I am pleased to report on a few positive developments that have occurred during the first half of 2016.

First, we continue to make progress in rationalizing our mutual fund lineup to bring more focus to areas where we believe we have the ability to deliver compelling, competitive investment products.  The recent merger of our two mid cap strategies into two existing products exemplifies our desire to build on our proven investment strengths and expertise. Our objective continues to be to deliver high quality investment solutions that reflect the core principles of our investors. With this in mind, we remain committed to:

•   fundamental research and analysis as drivers of security selection;

•   close attention to risk management;

•   an understanding of macro market-movers; and

•   a long-term perspective.

Second, we have made significant progress in building our investment talent with several additions that help strengthen our fundamental and quantitative fixed income research capabilities. These additions are key to our focus on delivering solutions to our clients that solve for various needs, not the least of which being income needs and volatility management.

Third, I am proud to report that Sentinel Investments has become a signatory to the United Nations-supported Principles for Responsible Investment, known as PRI. The PRI initiative is recognized as the leading global network for investors and financial industry participants who are committed to integrating environmental, social and governance considerations into their investment practices and ownership policies.

Finally, while there may be challenges ahead in the markets, we at Sentinel continue to see plenty of opportunity. One constant is Sentinel’s unwavering dedication to helping our clients achieve their long-term investment objectives. Our standard of stewardship is evidenced by our investment teams’ persistent drive to deliver attractive returns over multiple market cycles.

So regardless of the market challenges that may lie ahead, we will continue to do what we do best — serve as steadfast stewards of our investors’ capital. That is the Sentinel standard.

Thank you for the trust you have placed in us. We value that trust and confidence, and we will continue to work diligently to meet your investment goals in the years ahead.

/s/ Thomas H. Brownell

Thomas H. Brownell

President and Chief Executive Officer

Sentinel Asset Management, Inc.

This article contains the current opinions of the author but not necessarily those of Sentinel Investments. The author’s opinions are subject to change without notice. This article is distributed for informational purposes only. Forecasts, estimates, and certain information contained herein are based upon proprietary research and should not be considered as investment advice or a recommendation of any particular security, strategy or investment product. Information contained herein has been obtained from sources believed to be reliable, but not guaranteed.

Understanding your Sentinel Funds Financial Statements

1 Schedule of Investments

This schedule shows you which investments your fund owned on the last day of the reporting period. The schedule includes:

• a list of each investment

• the number of shares/par amount of each stock, bond or short-term note

• the market value of each investment

• the percentage of investments in each industry

• the percent and dollar breakdown of each category

2 Statement of Assets and Liabilities

This statement details what the fund owns (assets), what it owes (liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the fund’s net assets. For each class of shares, the net assets divided by the total number of shares outstanding gives you the price of an individual share, or the net asset value per share.

Net assets are also broken down by capital (money invested by shareholders); net investment income not yet paid to shareholders or net investment losses, if any; net gains earned on investments but not yet paid to shareholders or net losses on investments (known as realized gains or losses); and finally gains or losses on securities still owned by the fund (known as unrealized appreciation or depreciation). This breakdown tells you the value of net assets that are performance-related, such as investment gains or losses, and the value of net assets that are not related to performance, such as shareholder investments and redemptions.

3 Statement of Operations

This statement breaks down how each fund’s net assets changed during the period as a result of the fund’s operations. It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and distributions. Fund operations include:

•  income earned from investments

•  management fees and other expenses

•  gains or losses from selling investments (known as realized gains or losses)

•  gains or losses on current fund holdings (known as unrealized appreciation or depreciation)

4 Statement of Changes in Net Assets

This statement shows how each fund’s net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of:

•  operations — a summary of the Statement of Operations for the most recent period

•  distributions — income and gains distributed to shareholders

•  capital share transactions — shareholders’ purchases, reinvestments, and redemptions

Net assets at the beginning of the period plus the sum of operations, distributions to shareholders and capital share transactions result in net assets at the end of the period.

5 Financial Highlights

This statement itemizes current period activity and statistics and provides comparison data for the last five fiscal years (or less if the fund or share class is not five years old). On a per-share basis, it includes:

•  share price at the beginning of the period

•  investment income and capital gains or losses

•  income and capital gains distributions paid to shareholders

•  share price at the end of the period

It also includes some key statistics for the period:

•  total return — the overall percentage return of the fund, assuming reinvestment of all distributions

•  expense ratio — operating expenses as a percentage of average net assets

•  net income ratio — net investment income as a percentage of average net assets

•  portfolio turnover — the percentage of the portfolio that was replaced during the period

Sentinel Balanced Fund

(Unaudited)

Fund Profile

at May 31, 2016

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Common Stocks	61.6%
U.S. Government Obligations	22.5%
Domestic Exchange Traded Funds	8.9%
Foreign Stocks & ADR’s	1.9%
Domestic Corporate Bonds	0.4%
Cash and Other	4.7%

Top 10 Equity Holdings*

Description	Percent of Net Assets
iShares iBoxx $ Investment Grade Corporate
Bond ETF	8.0%
Microsoft Corp.	2.1%
Visa, Inc.	1.9%
Apple, Inc.	1.7%
The Travelers Cos., Inc.	1.5%
Medtronic PLC	1.4%
Cisco Systems, Inc.	1.4%
McDonald’s Corp.	1.3%
Procter & Gamble Co.	1.3%
PepsiCo, Inc.	1.3%
Total of Net Assets	21.9%

Top 10 Fixed Income Holdings*

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FHLMC Q29056	4.00%	10/01/44	2.0%
FNMA TBA 15YR June	2.50%	06/16/31	1.6%
FHLMC Q02664	4.50%	08/01/41	1.6%
FNMA AT2016	3.00%	04/01/43	1.6%
FHLMC Q29260	4.00%	10/01/44	0.9%
FNMA BC1809	3.50%	05/01/46	0.9%
FNMA AZ7347	3.00%	11/01/45	0.8%
FHR 3859 JB	5.00%	05/15/41	0.8%
GNMA II 005175	4.50%	09/20/41	0.8%
FNMA AS4707	3.50%	04/01/45	0.5%
Total of Net Assets			11.5%

Average Effective Duration (for all Fixed Income Holdings) 1.3 years**

*“Top 10 Equity Holdings” and “Top 10 Fixed Income Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

Schedule of Investments
at May 31, 2016 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 22.5%
U.S. Government Agency Obligations 16.2%
Federal Home Loan Mortgage Corporation 7.2%
Agency Discount Notes:
0.26%, 06/01/16	3,400 M	$3,400,000
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	2,156 M	2,397,688
Mortgage-Backed Securities:
15-Year:
FHLMC G18091
6%, 12/01/20	3 M	2,904
FHLMC J22900
2.5%, 03/01/28	1,280 M	1,315,053
		1,317,957

20-Year:
FHLMC P00020
6.5%, 10/01/22	22 M	22,482
30-Year:
FHLMC G08062
5%, 06/01/35	7 M	7,390
FHLMC Q02664
4.5%, 08/01/41	4,589 M	5,015,286
FHLMC Q29260
4%, 10/01/44	2,713 M	2,897,610
FHLMC Q29056
4%, 10/01/44	5,994 M	6,403,359
FHLMC G08637
4%, 04/01/45	1,098 M	1,171,296
		15,494,941
Total Federal Home Loan Mortgage Corporation		22,633,068

Federal National Mortgage Association 7.8%
Collateralized Mortgage Obligations:
FNR 02-2 UC
6%, 02/25/17	736	748
Mortgage-Backed Securities:
15-Year:
FNMA 254907
5%, 10/01/18	4 M	3,824
FNMA 255273
4.5%, 06/01/19	7 M	7,074
FNMA 255358
5%, 09/01/19	2 M	1,711
FNMA TBA 15YR June
2.5%, 06/16/31(a)	4,920 M	5,043,768
		5,056,377
30-Year:
FNMA 687301
6%, 11/01/32	35	40

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
FNMA 690305
5.5%, 03/01/33	1 M	$1,520
FNMA 748895
6%, 12/01/33	126 M	139,035
FNMA 725423
5.5%, 05/01/34	1,190 M	1,347,354
FNMA 725610
5.5%, 07/01/34	1,084 M	1,227,031
FNMA AD9193
5%, 09/01/40	676 M	754,694
FNMA AH8925
4.5%, 03/01/41	1,367 M	1,490,889
FNMA AL2860
3%, 12/01/42	1,340 M	1,377,773
FNMA AR9195
3%, 03/01/43	887 M	912,037
FNMA AT2016
3%, 04/01/43	4,740 M	4,864,882
FNMA AL5718
3.5%, 09/01/44	609 M	641,882
FNMA AS4707
3.5%, 04/01/45	1,478 M	1,557,094
FNMA AZ7347
3%, 11/01/45	2,475 M	2,536,727
FNMA BC1809
3.5%, 05/01/46	2,626 M	2,749,390
		19,600,348
Total Federal National Mortgage Association		24,657,473

Government National Mortgage Corporation 1.2%
Collateralized Mortgage Obligations:
GNR 10-169 AW
4.5%, 12/20/40	750 M	833,395
GNR 12-147 Interest Only
0.5849%, 04/16/54	9,040 M	371,916
		1,205,311
Mortgage-Backed Securities:
30-Year:
GNMA II 005175
4.5%, 09/20/41	2,167 M	2,366,224
Total Government National Mortgage Corporation		3,571,535
Total U.S. Government Agency Obligations		50,862,076

U.S. Treasury Obligations 6.3%
U.S. Treasury Bill
0.161%, 06/02/16	20,000 M	19,999,925
Total U.S. Government Obligations (Cost $70,054,540)		70,862,001

Domestic Corporate Bonds 0.4%
Communications 0.2%
AT&T, Inc.
3.8%, 03/15/22	552 M	575,586

Consumer Non-Cyclical 0.0%^
Zoetis, Inc.
3.25%, 02/01/23	139 M	138,978

Financials 0.2%
Brookfield Asset Management, Inc.
4%, 01/15/25	468 M	470,982
Wells Fargo & Co.
4.1%, 06/03/26	63 M	66,423
		537,405
Insurance 0.0%^
Kemper Corp.
4.35%, 02/15/25	158 M	158,960
Total Domestic Corporate Bonds (Cost $1,387,245)		1,410,929

	Shares
Domestic Common Stocks 61.6%
Consumer Discretionary 6.7%
Comcast Corp.	60,000	3,798,000
Goodyear Tire & Rubber Co.	53,400	1,493,598
Home Depot, Inc.	11,000	1,453,320
Marriott Int’l., Inc.	25,000	1,651,000
McDonald’s Corp.	35,000	4,272,100
Omnicom Group, Inc.	25,000	2,083,250
Time Warner, Inc.	40,000	3,026,400
TJX Cos., Inc.	45,000	3,425,400
		21,203,068
Consumer Staples 6.5%
CVS Health Corp.	20,000	1,929,000
Estee Lauder Cos, Inc.	17,600	1,615,328
Kraft Heinz Co.	30,000	2,495,700
McCormick & Co., Inc.	25,000	2,426,750
PepsiCo, Inc.	40,000	4,046,800
Philip Morris Int’l., Inc.	40,000	3,947,200
Procter & Gamble Co.	50,000	4,052,000
		20,512,778
Energy 4.4%
Chevron Corp.	20,000	2,020,000
EOG Resources, Inc.	30,000	2,440,800
ExxonMobil Corp.	38,000	3,382,760
Marathon Petroleum Corp.	40,000	1,393,200
Noble Energy, Inc.	50,000	1,787,500
Schlumberger Ltd.	37,700	2,876,510
		13,900,770
Financials 11.8%
American Express Co.	40,000	2,630,400
Chubb Ltd.	20,000	2,532,200
CME Group, Inc.	35,000	3,426,150
Discover Financial Services	70,000	3,976,700
JPMorgan Chase & Co.	50,000	3,263,500
MetLife, Inc.	30,000	1,366,500
Morgan Stanley	100,000	2,737,000
PNC Financial Services Group, Inc.	30,000	2,692,200
S&P Global, Inc.	35,000	3,913,350
Signature Bank*	15,000	2,025,000
The Travelers Cos., Inc.	40,000	4,565,600
Wells Fargo & Co.	76,400	3,875,008
		37,003,608
Health Care 10.0%
Amgen, Inc.	20,000	3,159,000
Becton Dickinson & Co.	15,000	2,496,750
Biogen, Inc.*	3,000	869,190
Bristol-Myers Squibb Co.	50,000	3,585,000
Eli Lilly & Co.	30,000	2,250,900
Gilead Sciences, Inc.	20,000	1,741,200
Johnson & Johnson	25,000	2,817,250
Medtronic PLC(b)	55,320	4,452,153
Merck & Co., Inc.	70,000	3,938,200
Stryker Corp.	15,000	1,667,400
UnitedHealth Group, Inc.	20,000	2,673,400
Zoetis, Inc.	40,000	1,896,800
		31,547,243
Industrials 6.0%
Boeing Co.	20,000	2,523,000
Canadian National Railway Co.	45,000	2,668,050
General Dynamics Corp.	15,000	2,128,050
Honeywell Int’l., Inc.	35,000	3,984,050
Tyco Int’l. Plc	60,000	2,557,200
United Technologies Corp.	25,000	2,514,500
Verisk Analytics, Inc.*	30,000	2,381,700
		18,756,550
Information Technology 13.9%
Accenture PLC	32,400	3,854,628
Alphabet, Inc.*	4,000	2,942,880
ANSYS, Inc.*	20,000	1,782,000
Apple, Inc.	53,200	5,312,552
Check Point Software Technologies Ltd.*	25,000	2,124,250
Cisco Systems, Inc.	150,000	4,357,500
Cognizant Technology Solutions Corp.*	39,500	2,426,880
EMC Corp.	80,000	2,236,000
Microsoft Corp.	125,000	6,625,000
Seagate Technology PLC	36,000	812,160
Synopsys, Inc.*	30,000	1,550,100
Texas Instruments, Inc.	65,000	3,939,000
Visa, Inc.	75,000	5,920,500
		43,883,450

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Materials 1.1%
EI Du Pont de Nemours & Co.	30,000	$1,962,300
Praxair, Inc.	12,000	1,318,320
		3,280,620
Telecommunication Services 1.2%
Verizon Communications, Inc.	75,000	3,817,500
Total Domestic Common Stocks (Cost $104,574,475)		193,905,587

Domestic Exchange Traded Funds 8.9%
Exchange Traded Funds 8.9%
iShares iBoxx $ High Yield Corporate Bond ETF	16,792	1,403,979
iShares iBoxx $ Investment Grade Corporate Bond ETF	210,929	25,182,814
SPDR Barclays High Yield Bond ETF	8,649	304,704
SPDR Barclays Intermediate Term Corporate Bond ETF	35,453	1,216,747
SPDR Barclays Short Term Corporate Bond ETF	1,062	32,529
SPDR Barclays Short Term High Yield Bond ETF	792	21,162
Total Domestic Exchange Traded Funds (Cost $27,057,832)		28,161,935

Foreign Stocks & ADR’s 1.9%
Netherlands 1.3%
Unilever NV ADR	90,000	4,028,400
Switzerland 0.6%
Roche Holding AG ADR	60,000	1,972,800
Total Foreign Stocks & ADR’s (Cost $5,741,302)		6,001,200

Institutional Money Market Funds 6.1%
State Street Institutional US Government
Money Market Fund (Cost $19,102,403)	19,102,403	19,102,403
Total Investments 101.4% (Cost $227,917,797)†		319,444,055

Excess of Liabilities Over
Other Assets (1.4)%		(4,476,323)
Net Assets 100.0%		$314,967,732

^    Represents less than 0.05% of net assets.

*    Non-income producing.

†    Cost for federal income tax purposes is $227,917,797. At May 31, 2016 unrealized appreciation for federal income tax purposes aggregated $91,526,258 of which $94,440,702 related to appreciated securities and $2,914,444 related to depreciated securities.

(a) The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b) Return of capital paid during the fiscal period.

ADR - American Depositary Receipt

SPDR - Standard & Poor’s Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Common Stock Fund

(Unaudited)

Fund Profile

at May 31, 2016

Top Sectors*

Sector	Percent of Net Assets
Information Technology	21.6%
Financials	17.6%
Health Care	16.5%
Consumer Discretionary	11.3%
Consumer Staples	11.2%
Industrials	9.2%
Energy	7.0%
Telecommunication Services	1.9%
Materials	1.5%

Top 10 Holdings**

Description	Percent of Net Assets
Microsoft Corp.	3.0%
Visa, Inc.	2.7%
UnitedHealth Group, Inc.	2.3%
Wells Fargo & Co.	2.2%
Texas Instruments, Inc.	2.2%
Apple, Inc.	2.1%
PepsiCo, Inc.	2.0%
Merck & Co., Inc.	2.0%
S&P Global, Inc.	2.0%
Accenture PLC	2.0%
Total of Net Assets	22.5%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2016 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 94.8%
Consumer Discretionary 11.3%
Comcast Corp.	600,000	$37,980,000
Goodyear Tire & Rubber Co.	584,100	16,337,277
Home Depot, Inc.	135,000	17,836,200
Lear Corp.	143,700	17,065,812
Marriott Int’l., Inc.	200,000	13,208,000
McDonald’s Corp.	300,000	36,618,000
Omnicom Group, Inc.	250,000	20,832,500
Priceline Group, Inc.*	13,500	17,068,455
Time Warner, Inc.	350,000	26,481,000
TJX Cos., Inc.	490,000	37,298,800
		240,726,044
Consumer Staples 9.4%
CVS Health Corp.	350,000	33,757,500
Estee Lauder Cos, Inc.	201,100	18,456,958
Kraft Heinz Co.	274,113	22,803,460
McCormick & Co., Inc.	175,000	16,987,250
PepsiCo, Inc.	420,710	42,563,231
Philip Morris Int’l., Inc.	300,000	29,604,000
Procter & Gamble Co.	450,000	36,468,000
		200,640,399
Energy 7.0%
Chevron Corp.	197,400	19,937,400
EOG Resources, Inc.	246,200	20,030,832
ExxonMobil Corp.	455,000	40,504,100
Marathon Petroleum Corp.	400,000	13,932,000
Noble Energy, Inc.	650,000	23,237,500
Schlumberger Ltd.	400,000	30,520,000
		148,161,832
Financials 17.6%
American Express Co.	325,000	21,372,000
Chubb Ltd.	225,000	28,487,250
CME Group, Inc.	350,520	34,312,403
Discover Financial Services	618,400	35,131,304
JPMorgan Chase & Co.	469,700	30,657,319
MetLife, Inc.	545,000	24,824,750
Morgan Stanley	1,050,000	28,738,500
PNC Financial Services Group, Inc.	325,000	29,165,500
S&P Global, Inc.	375,000	41,928,750
Signature Bank*	155,000	20,925,000
The Travelers Cos., Inc.	275,000	31,388,500
Wells Fargo & Co.	907,400	46,023,328
		372,954,604
Health Care 15.3%
Amgen, Inc.	200,000	31,590,000
Becton Dickinson & Co.	125,000	20,806,250
Biogen, Inc.*	40,000	11,589,200
Bristol-Myers Squibb Co.	338,300	24,256,110
Eli Lilly & Co.	325,000	24,384,750
Gilead Sciences, Inc.	241,000	20,981,460
Johnson & Johnson	150,000	16,903,500
Medtronic PLC(a)	496,700	39,974,416
Merck & Co., Inc.	750,000	42,195,000
Stryker Corp.	190,000	21,120,400
UnitedHealth Group, Inc.	358,700	47,947,429
Zoetis, Inc.	498,000	23,615,160
		325,363,675
Industrials 9.2%
Boeing Co.	200,000	25,230,000
Canadian National Railway Co.	467,000	27,688,430
General Dynamics Corp.	185,500	26,316,885
Honeywell Int’l., Inc.	325,000	36,994,750
Tyco Int’l. Plc	561,250	23,920,475
United Technologies Corp.	275,000	27,659,500
Verisk Analytics, Inc.*	361,000	28,659,790
		196,469,830
Information Technology 21.6%
Accenture PLC	347,000	41,282,590
Alphabet, Inc.*	50,000	36,786,000
ANSYS, Inc.*	217,000	19,334,700
Apple, Inc.	450,520	44,988,927
Check Point Software Technologies Ltd.*	210,000	17,843,700
Cisco Systems, Inc.	1,345,770	39,094,619
Cognizant Technology Solutions Corp.*	462,100	28,391,424
EMC Corp.	700,000	19,565,000
Microsoft Corp.	1,210,680	64,166,040
Oracle Corp.	470,000	18,894,000
Seagate Technology PLC	314,700	7,099,632
Synopsys, Inc.*	375,000	19,376,250
Texas Instruments, Inc.	755,000	45,753,000
Visa, Inc.	712,200	56,221,068
		458,796,950

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Materials 1.5%
EI Du Pont de Nemours & Co.	275,000	$17,987,750
Praxair, Inc.	122,400	13,446,864
		31,434,614
Telecommunication Services 1.9%
Verizon Communications, Inc.	777,300	39,564,570
Total Domestic Common Stocks (Cost $1,069,174,245)		2,014,112,518

Foreign Stocks & ADR’s 3.0%

Netherlands 1.8%
Unilever NV ADR	850,000	38,046,000

Switzerland 1.2%
Roche Holding AG ADR	775,000	25,482,000

Total Foreign Stocks & ADR’s (Cost $60,989,158)		63,528,000

Institutional Money Market Funds 0.8%
State Street Institutional US Government Money Market Fund (Cost $17,204,497)	17,204,497	17,204,497

	Principal
	Amount
	(M=$1,000)
U.S. Government Obligations 1.1%
U.S. Government Agency Obligations 0.2%
Federal Home Loan Mortgage Corporation 0.2%
Agency Discount Notes:
0.26%, 06/01/16	3,100 M	3,100,000

U.S. Treasury Obligations 0.9%
U.S. Treasury Bill
0.161%, 06/02/16	20,000 M	19,999,925

Total U.S. Government Obligations (Cost $23,099,925)		23,099,925
Total Investments 99.7% (Cost $1,170,467,825)†		2,117,944,940

Other Assets in Excess of Liabilities 0.3%		6,695,824

Net Assets 100.0%		$2,124,640,764

*                 Non-income producing.

†                 Cost for federal income tax purposes is $1,170,467,825. At May 31, 2016 unrealized appreciation for federal income tax purposes aggregated $947,477,115 of which $963,547,537 related to appreciated securities and $16,070,422 related to depreciated securities.

(a)         Return of capital paid during the fiscal period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Government Securities Fund

(Unaudited)

Fund Profile

at May 31, 2016

Average Effective Duration

Percent of
Duration	Fixed Income Holdings
Less than 1 yr.	16.9%
1 yr. to 2.99 yrs.	35.6%
3 yrs. to 3.99 yrs.	27.5%
4 yrs. to 5.99 yrs.	19.9%
6 yrs. to 7.99 yrs.	0.1%
8 yrs. and over	0.0%

Average Effective Duration (for all Fixed Income Holdings) 2.8 years*

Top 10 Holdings**

		Maturity	Percent of
Description	Coupon	Date	Net Assets
FNMA AT2016	3.00%	04/01/43	8.0%
FNMA AI4728	4.50%	07/01/41	7.4%
FHLMC J22900	2.50%	03/01/28	7.0%
FNMA AL2860	3.00%	12/01/42	6.6%
FNMA BC1809	3.50%	05/01/46	6.3%
FHLMC Q33006	3.50%	04/01/45	5.8%
FHLMC G05624	4.50%	09/01/39	5.1%
FNMA AB7845	3.00%	02/01/43	4.8%
FNMA AE0215	4.00%	12/01/39	4.5%
FHR 3331 PE	6.00%	06/15/37	4.2%
Total of Net Assets			59.7%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage- backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2016 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 96.1%
U.S. Government Agency Obligations 93.1%
Federal Home Loan Mortgage Corporation 31.7%
Agency Discount Notes:
0.26%, 06/01/16	1,100 M	$1,100,000
Collateralized Mortgage Obligations:
FHR 3331 PE
6%, 06/15/37	8,848 M	9,926,475
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	15,997 M	16,438,167
30-Year:
FHLMC 360017
11%, 11/01/17	18	19
FHLMC A64971
5.5%, 08/01/37	9 M	10,006
FHLMC G05483
4.5%, 06/01/39	5,385 M	5,883,732
FHLMC G05624
4.5%, 09/01/39	11,067 M	12,132,694
FHLMC A89148
4%, 10/01/39	8,076 M	8,632,825
FHLMC Q29056
4%, 10/01/44	6,362 M	6,795,477
FHLMC Q33006
3.5%, 04/01/45	12,962 M	13,557,866
		47,012,619
Total Federal Home Loan Mortgage Corporation		74,477,261

Federal National Mortgage Association 52.0%
Collateralized Mortgage Obligations:
FNR 12-47 AI
3%, 05/25/22	5,844 M	319,281
FNR 03-32 BZ
6%, 11/25/32	445 M	508,691
		827,972
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15YR June
2.5%, 06/16/31(a)	2,480 M	2,542,387
20-Year:
FNMA 758564
6%, 09/01/24	192 M	219,127
30-Year:
FNMA 426830
8%, 11/01/24	18 M	19,004
FNMA 738887
5.5%, 10/01/33	119 M	133,169
FNMA 748895
6%, 12/01/33	126 M	139,019
FNMA 881279
5%, 11/01/36	1,185 M	1,313,570
FNMA 931533
4.5%, 07/01/39	1,966 M	2,141,977
FNMA 931535
5.5%, 07/01/39	1,463 M	1,629,306
FNMA AE0215
4%, 12/01/39	9,919 M	10,587,042
FNMA AD9193
5%, 09/01/40	8,792 M	9,811,022
FNMA AH8925
4.5%, 03/01/41	3,369 M	3,674,513
FNMA AI4728
4.5%, 07/01/41	16,029 M	17,486,609
FNMA AL2860
3%, 12/01/42	15,095 M	15,524,203
FNMA AB7845
3%, 02/01/43	10,902 M	11,217,320
FNMA AT2016
3%, 04/01/43	18,262 M	18,741,759
FNMA AW0972
4.5%, 05/01/44	3,313 M	3,614,132
FNMA AL5718
3.5%, 09/01/44	7,465 M	7,867,640
FNMA BC1809
3.5%, 05/01/46	14,047 M	14,708,714
		118,608,999
Total Federal National Mortgage Association		122,198,485

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Government National Mortgage Corporation 9.4%
Collateralized Mortgage Obligations:
GNR 10-33 PX
5%, 09/20/38	9,025 M	$9,646,583
Mortgage-Backed Securities:
30-Year:
GNMA II 004424
5%, 04/20/39	3,066 M	3,407,951
GNMA AG8936
4%, 02/15/44	8,455 M	9,124,776
		12,532,727
Total Government National Mortgage Corporation		22,179,310
Total U.S. Government Agency Obligations		218,855,056

U.S. Treasury Obligations 3.0%
U.S. Treasury Bill
0.11%, 06/02/16	7,000 M	6,999,979
Total U.S. Government Obligations (Cost $220,878,352)		225,855,035

	Shares
Institutional Money Market Funds 5.1%
State Street Institutional US Government Money Market Fund (Cost $11,942,987)	11,942,987	11,942,987
Total Investments 101.2% (Cost $232,821,339)†		237,798,022

Excess of Liabilities Over Other Assets (1.2)%		(2,896,305)

Net Assets 100.0%		$234,901,717

†            Cost for federal income tax purposes is $232,821,339. At May 31, 2016 unrealized appreciation for federal income tax purposes aggregated $4,976,683 of which $5,507,205 related to appreciated securities and $530,522 related to depreciated securities.

(a)    The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

The accompanying notes are an integral part of the financial statements.

Sentinel International Equity Fund

(Unaudited)

Fund Profile

at May 31, 2016

Top Sectors *

Sector	Percent of Net Assets
Consumer Discretionary	32.9%
Information Technology	16.8%
Industrials	16.4%
Financials	10.6%
Consumer Staples	5.9%
Energy	4.1%
Health Care	3.9%
Materials	3.3%
Utilities	1.5%

Top Geographical Weightings

Country	Percent of Net Assets
United Kingdom	23.5%
Switzerland	13.2%
United States	7.7%
Japan	6.0%
Germany	5.6%
Ireland	4.8%
Canada	4.6%
Netherlands	4.4%
India	4.2%
France	4.1%

Top 10 Holdings**

Description	Percent of Net Assets
Countrywide PLC	3.7%
Syngenta AG	3.3%
OPAP SA	2.9%
Experian PLC	2.8%
Uni-Select, Inc.	2.6%
CyberAgent, Inc.	2.6%
USS Co Ltd.	2.5%
Delphi Automotive PLC	2.5%
TE Connectivity Ltd.	2.5%
SAP SE	2.5%
Total of Net Assets	27.9%

*“Top Sectors” includes Domestic Common Stocks and Foreign Stocks & ADRs.

**“Top 10 Holdings” excludes any short-term investments and money market funds.  Portfolio composition and holdings are subject to change.  More complete holdings follow.

Schedule of Investments

at May 31, 2016 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 13.1%
Consumer Discretionary 2.5%
Delphi Automotive PLC	58,000	$3,941,680

Energy 2.1%
Core Laboratories NV	26,300	3,188,875

Health Care 2.0%
Medtronic PLC(a)	39,000	3,138,720

Information Technology 6.5%
BlackBerry Ltd.*	436,000	3,169,720
Check Point Software Technologies Ltd.*	36,800	3,126,896
TE Connectivity Ltd.	65,000	3,900,000
		10,196,616
Total Domestic Common Stocks (Cost $19,963,099)		20,465,891

Foreign Stocks & ADR’s 82.3%
Brazil 1.4%
Ambev SA	417,000	2,205,244

Canada 2.6%
Uni-Select, Inc.	151,400	4,031,638

China 1.0%
Want Want China Holdings Ltd. (b)	2,300,000	1,632,083

Cyprus 1.9%
Bank of Cyprus Pcl *(b)	17,000,000	3,007,494

Denmark 1.8%
ISS A/S (b)	70,100	2,826,546

France 4.1%
Edenred SA (b)	166,000	3,075,414
Renault SA (b)	35,500	3,332,209
		6,407,623
Germany 5.6%
Brenntag AG (b)	52,447	2,807,114
NORMA Group AG (b)	41,000	2,037,684
SAP SE (b)	48,000	3,887,503
		8,732,301
Greece 2.9%
OPAP SA (b)	562,000	4,565,675

India 4.2%
PC Jeweller Ltd. (b)	536,000	2,886,247
Shriram Transport Finance Co Ltd. (b)	215,000	3,760,413
		6,646,660
Ireland 2.8%
Experian PLC (b)	235,000	4,443,072

Japan 6.0%
CyberAgent, Inc. (b)	84,600	4,018,745
FANUC Corp. (b)	8,800	1,340,264
USS Co Ltd. (b)	252,000	3,962,891
		9,321,900
Luxembourg 2.2%
SES SA *(b)	154,500	3,463,160

Macau 2.4%
Wynn Macau Ltd. (b)	2,390,000	3,737,262

Netherlands 2.3%
Intertrust NV *(b)	72,000	1,422,120
Randstad Holding NV (b)	39,000	2,107,026
		3,529,146
Norway 2.0%
TGS Nopec Geophysical Co ASA (b)	210,000	3,144,729

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
South Korea 3.7%
Hyundai Motor Co. (b)	23,000	$2,690,081
Samsung Electronics Co Ltd. (b)	2,800	3,030,683
		5,720,764
Spain 1.5%
Red Electrica Corp SA (b)	26,000	2,314,914

Sweden 2.2%
Telefonaktiebolaget LM Ericsson (b)	438,000	3,381,050

Switzerland 10.7%
Adecco SA (b)	51,000	3,092,219
Cie Financiere Richemont SA (b)	27,000	1,591,450
Nestle SA (b)	52,000	3,842,780
Roche Holding AG (b)	11,500	3,020,543
Syngenta AG *(b)	13,000	5,111,903
		16,658,895
United Kingdom 21.0%
ARM Holdings PLC (b)	178,000	2,549,642
AVEVA Group PLC (b)	134,000	3,128,567
BCA Marketplace PLC (b)	1,275,000	3,117,033
Bunzl PLC (b)	75,000	2,217,420
Compass Group PLC (b)	168,000	3,127,953
Countrywide PLC (b)	1,079,800	5,791,221
Foxtons Group PLC (b)	148,146	350,817
Hays PLC (b)	805,000	1,588,926
Reckitt Benckiser Group PLC (b)	15,000	1,493,389
Rightmove PLC (b)	56,500	3,454,669
Savills PLC (b)	210,000	2,361,629
WPP PLC (b)	158,000	3,643,773
		32,825,039
Total Foreign Stocks & ADR’s (Cost $117,562,960)		128,595,195

Institutional Money Market Funds 5.7%
State Street Institutional US Government
Money Market Fund (Cost $8,901,706)	8,901,706	8,901,706
Total Investments 101.1% (Cost $146,427,765)†		157,962,792

Excess of Liabilities Over Other Assets (1.1)%		(1,759,762)

Net Assets 100.0%		$156,203,030

*           Non-income producing.

†           Cost for federal income tax purposes is $146,427,765. At May 31, 2016 unrealized appreciation for federal income tax purposes aggregated $11,535,027 of which $20,293,673 related to appreciated securities and $8,758,646 related to depreciated securities.

(a) Return of capital paid during the fiscal period.

(b) Fair valued.

The accompanying notes are an integral part of the financial statements.

Sentinel Low Duration Bond Fund

(Unaudited)

Fund Profile

at May 31, 2016

Average Effective Duration

Percent of
Duration	Fixed Income Holdings
Less than 1 yr.	24.6%
1 yr. to 2.99 yrs.	35.1%
3 yrs. to 3.99 yrs.	20.3%
4 yrs. to 5.99 yrs.	8.3%
6 yrs. to 7.99 yrs.	0.5%
8 yrs. and over	11.2%

Average Effective Duration (for all Fixed Income Holdings) 2.1 years*

Top 10 Holdings**

		Maturity	Percent of
Description	Coupon	Date	Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF			14.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF			11.1%
FHR 4022 AH	1.50%	12/15/25	8.2%
SPDR Barclays Intermediate Term Corporate Bond ETF			7.6%
FNR 10-64 AD	3.00%	12/25/20	5.8%
FHR 4039 PB	1.50%	05/15/27	4.3%
iShares 0-5 Year High Yield Corporate Bond ETF			4.0%
WBCMT 2007 C30 A5	5.342%	12/15/43	3.4%
SPDR Barclays Short Term Corporate Bond ETF			3.3%
FHR 4238 TL	1.25%	08/15/27	2.4%
Total of Net Assets			64.1%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2016 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 42.0%

U.S. Government Agency Obligations 28.0%

Federal Home Loan Mortgage Corporation 18.1%

Agency Discount Notes:
0.26%, 06/01/16	8,500 M	$8,500,000

Collateralized Mortgage Obligations:

FHR 2353 TD
6%, 09/15/16	1 M	1,202
FHR 3874 BD
3%, 06/15/21	3,336 M	3,412,660
FHR 4022 AH
1.5%, 12/15/25	33,675 M	33,419,938
FHR 4039 PB
1.5%, 05/15/27	17,579 M	17,442,950
FHR 4238 TL
1.25%, 08/15/27	10,075 M	9,931,238
FHR 2927 ED
4%, 01/15/35	310 M	315,727
		64,523,715
Mortgage-Backed Securities:

15-Year:
FHLMC E01009
6.5%, 08/01/16	3 M	3,068
FHLMC E88357
6.5%, 03/01/17	6 M	6,212
FHLMC J05907
6%, 08/01/19	668 M	692,251
		701,531
20-Year:
FHLMC D94230
7.5%, 10/01/19	7 M	6,758

30-Year:
FHLMC G00100
8%, 02/01/23	3 M	3,815

Total Federal Home Loan Mortgage Corporation		73,735,819

Federal National Mortgage Association 9.9%

Collateralized Mortgage Obligations:

FNR 10-64 AD
3%, 12/25/20	23,295 M	23,734,884
FNR 11-67 DA
4.5%, 07/25/21	6,439 M	6,667,803
FNR 12-47 AI
3%, 05/25/22	6,188 M	338,062
FNR 11-15 HC
2.5%, 03/25/26	7,776 M	7,867,154
FNR 09-32 BH
5.25%, 05/25/39	1,087 M	1,122,643
		39,730,546
Mortgage-Backed Securities:

15-Year:
FNMA 671380
6%, 11/01/17	9 M	9,397
FNMA 725284
7%, 11/01/18	25 M	25,365
FNMA 985670
6.5%, 10/01/21	405 M	427,851
		462,613
30-Year:
FNMA 626664
6%, 04/01/17	26 M	26,442
FNMA 479421
7%, 09/01/21	2 M	1,996
FNMA 207530
8.25%, 04/01/22	7 M	6,781
FNMA 175123
7.45%, 08/01/22	82 M	86,813
		122,032
Total Federal National Mortgage Association		40,315,191

Government National Mortgage Corporation 0.0%^

Mortgage-Backed Securities:

15-Year:
GNMA 489953
6%, 12/15/16	2 M	1,512

The accompanying notes are an an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
20-Year:
GNMA 628440
7%, 04/15/24	62 M	$63,410

Total Government National Mortgage Corporation		64,922
Total U.S. Government Agency Obligations		114,115,932

U.S. Treasury Obligations 14.0%
U.S. Treasury Bill
0.161%, 06/02/16	57,000 M	56,999,812
Total U.S. Government Obligations (Cost $171,433,326)		171,115,744

Domestic Corporate Bonds 3.8%
Communications 1.6%
American Tower Corp.
4.5%, 01/15/18	3,750 M	3,895,778
AT&T, Inc.
3.8%, 03/15/22	2,708 M	2,823,707
		6,719,485
Consumer Cyclical 1.7%
Ford Motor Credit Co LLC
5%, 05/15/18	3,500 M	3,702,349
General Motors Financial Co., Inc.
6.75%, 06/01/18	3,000 M	3,255,660
		6,958,009
Financials 0.5%
Brookfield Asset Management, Inc.
4%, 01/15/25	1,935 M	1,947,328
Total Domestic Corporate Bonds (Cost $15,493,176)		15,624,822

Asset Backed Securities 0.4%
Taco Bell Funding, LLC
3.832%, 05/25/26(a) (Cost $1,600,000)	1,600 M	1,602,960

Bank Loan 0.4%
Insurance 0.4%
Micron Technology, Inc.
6.44%, 04/26/22(b) (Cost $1,771,527)	1,775 M	1,790,087

Commercial Mortgage-Backed Securities 3.4%
Financials 3.4%
WBCMT 2007 C30 A5
5.342%, 12/15/43 (Cost $14,819,054)	13,450 M	13,685,894

Residential Mortgage-Backed Securities 4.2%
Financials 4.2%
Bear Stearns Trust FLT
2.9145%, 06/25/34	7,668 M	7,723,729
BOAMS 2004 5 3A1
4.5%, 06/25/19	2,827 M	2,832,778
GSR 2003 13 1A1
2.6365%, 10/25/33	6,265 M	6,308,692
Total Residential Mortgage-Backed Securities (Cost $16,947,065)		16,865,199

	Shares
Domestic Exchange Traded Funds 41.0%
Exchange Traded Funds 41.0%
iShares 0-5 Year High Yield Corporate Bond ETF	358,639	16,483,049
iShares iBoxx $ High Yield Corporate Bond ETF(c)	680,525	56,898,695
iShares iBoxx $ Investment Grade Corporate Bond ETF	380,031	45,371,901
SPDR Barclays Intermediate Term Corporate Bond ETF	900,863	30,917,618
SPDR Barclays Short Term Corporate Bond ETF(c)	440,632	13,496,558
SPDR Barclays Short Term High Yield Bond ETF	147,328	3,936,604
Total Domestic Exchange Traded Funds (Cost $159,844,500)		167,104,425

Institutional Money Market Funds 4.9%
State Street Institutional US Government Money Market Fund (Cost $19,773,488)	19,773,488	19,773,488
Total Investments 100.1% (Cost $401,682,136)†		407,562,619

Excess of Liabilities Over Other Assets (0.1)%		(516,248)

Net Assets 100.0%		$407,046,371

†            Cost for federal income tax purposes is $401,682,136. At May 31, 2016 unrealized appreciation for federal income tax purposes aggregated $5,880,483 of which $7,737,220 related to appreciated securities and $1,856,737 related to depreciated securities.

(a)    Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the market value of rule 144A securities amounted to $1,602,960 or 0.39% of net assets.

(b)    Micron Technologies, Inc. has a variable interest rate that floats quarterly in January, April, July, and October. The interest rate is based on the 3-month Libor rate plus 6.00%.

(c)     All or a portion of this security was on loan at May 31, 2016. The aggregate cost and market value of securities on loan at May 31, 2016 is $52,938,244 and $57,097,790, respectively.

SPDR - Standard & Poor’s Depository Receipts

^             Represents less than 0.05% of net assets.

The accompanying notes are an integral part of the financial statements.

At May 31, 2016, the following futures contracts were outstanding with $700,295 in cash segregated with the broker for margin maintenance purposes:

			Unrealized
	Contract	Contract	Appreciation/
Contract Description	Expiration	Value	(Depreciation)

Short, 600 U.S. Treasury 5-Year Note futures contracts	9/16	$72,070,313	$483,494

Net payments of variation margin and/or brokerage fees			(458,210)

Variation margin payable on open futures contracts			$25,284

The accompanying notes are an integral part of the financial statements.

Sentinel Multi-Asset Income Fund

(Unaudited)

Fund Profile

at May 31, 2016

Portfolio Weightings

Asset Category	Percent of Net Assets
Domestic Exchange Traded Funds	94.9%
Domestic Corporate Bonds	1.2%
Bank Loan	0.7%
U.S. Government Obligations	0.3%
Domestic Common Stocks	0.2%
Asset Backed Security	0.1%
Cash and Other	2.6%

Top 10 Equity Holdings*

Description	Percent of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF	21.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	19.4%
SPDR Barclays High Yield Bond ETF	15.9%
iShares High Dividend ETF	12.6%
SPDR Barclays Short Term High Yield Bond ETF	8.7%
SPDR Barclays Intermediate Term Corporate Bond ETF	6.2%
iShares 0-5 Year High Yield Corporate Bond ETF	6.0%
iShares Int’l. Select Dividend ETF	4.3%
Macy’s, Inc.	0.2%
SPDR Barclays Short Term Corporate Bond ETF	0.0%
Total of Net Assets	95.1%

Top Fixed Income Holdings*

		Maturity	Percent of
Description	Coupon	Date	Net Assets
AT&T, Inc.	3.80%	03/15/22	0.6%
Brookfield Asset Management, Inc.	4.00%	01/15/25	0.5%
Micron Technology, Inc.	6.44%	04/26/22	0.5%
Westmoreland Coal Co.	6.94%	12/16/20	0.2%
Kemper Corp.	4.35%	02/15/25	0.1%
GNR 12-147 Interest Only	0.585%	04/16/54	0.1%
Taco Bell Funding, LLC	3.832%	05/25/26	0.1%
Total of Net Assets			2.1%

Average Effective Duration (for all Fixed Income Holdings) 4.0 years**

*”Top 10 Equity Holdings” and “Top Fixed Income Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

**The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

Schedule of Investments

at May 31, 2016 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 0.3%
U.S. Government Agency Obligations 0.3%
Federal Home Loan Mortgage Corporation 0.2%
Agency Discount Notes:
0.26%, 06/01/16	450 M	$450,000

Government National Mortgage Corporation 0.1%
Collateralized Mortgage Obligations:
GNR 12-147 Interest Only
0.5849%, 04/16/54	9,037 M	371,810
Total U.S. Government Obligations (Cost $821,792)		821,810

Domestic Corporate Bonds 1.2%
Communications 0.6%
AT&T, Inc.
3.8%, 03/15/22	1,592 M	1,660,023

Financials 0.5%
Brookfield Asset Management, Inc.
4%, 01/15/25	1,405 M	1,413,951

Insurance 0.1%
Kemper Corp.
4.35%, 02/15/25	427 M	429,595
Total Domestic Corporate Bonds (Cost $3,458,248)		3,503,569

Asset Backed Securities 0.1%
Taco Bell Funding, LLC
3.832%, 05/25/26(a) (Cost $300,000)	300 M	300,555

Bank Loan 0.7%
Energy 0.2%
Westmoreland Coal Co.
6.94%, 12/16/20(b)	925 M	642,875

Insurance 0.5%
Micron Technology, Inc.
6.44%, 04/26/22(c)	1,275 M	1,285,837
Total Bank Loan (Cost $1,924,574)		1,928,712

	Shares
Domestic Exchange Traded Funds 94.9%
Exchange Traded Funds 94.9%
iShares 0-5 Year High Yield Corporate Bond ETF	370,000	17,005,200
iShares High Dividend ETF	450,547	36,093,320
iShares iBoxx $ High Yield Corporate Bond ETF(d)	745,524	62,333,262
iShares iBoxx $ Investment Grade Corporate Bond ETF	464,195	55,420,241

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
iShares Int’l. Select Dividend ETF(d)	423,400	$12,397,152
SPDR Barclays High Yield Bond ETF	1,284,721	45,260,721
SPDR Barclays Intermediate Term Corporate Bond ETF	516,535	17,727,481
SPDR Barclays Short Term Corporate Bond ETF	1,902	58,258
SPDR Barclays Short Term High Yield Bond ETF	932,176	24,907,743
Total Domestic Exchange Traded Funds (Cost $262,327,308)		271,203,378

Domestic Common Stocks 0.2%
Consumer Discretionary 0.2%
Macy’s, Inc. (Cost $729,021)	22,800	757,188

Institutional Money Market Funds 3.1%
State Street Institutional US Government Money Market Fund (Cost $8,811,580)	8,811,580	8,811,580
Total Investments 100.5% (Cost $278,372,523)†		287,326,792

Excess of Liabilities Over Other Assets (0.5)%		(1,560,695)

Net Assets 100.0%		$285,766,097

†                  Cost for federal income tax purposes is $278,372,523. At May 31, 2016 unrealized appreciation for federal income tax purposes aggregated $8,954,269 of which $11,432,556 related to appreciated securities and $2,478,287 related to depreciated securities.

(a)         Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the market value of rule 144A securities amounted to $300,555 or 0.11% of net assets.

(b)         Westmoreland Coal Co. has a variable interest rate that floats quarterly on March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 6.50%.

(c)          Micron Technologies, Inc. has a variable interest rate that floats quarterly in January, April, July, and October. The interest rate is based on the 3-month Libor rate plus 6.00%.

(d)         All or a portion of this security was on loan at May 31, 2016. The aggregate cost and market value of securities on loan at May 31, 2016 is $54,491,222 and $58,158,508, respectively.

SPDR - Standard & Poor’s Depository Receipts

The accompanying notes are an integral part of the financial statements.

Sentinel Small Company Fund

(Unaudited)

Fund Profile

at May 31, 2016

Top Sectors*

Sector	Percent of Net Assets
Information Technology	25.3%
Health Care	21.9%
Industrials	16.9%
Consumer Discretionary	16.8%
Financials	9.7%
Energy	1.8%
Telecommunication Services	1.2%
Materials	0.7%

Top 10 Holdings**

Description	Percent of Net Assets
TRI Pointe Group, Inc.	2.0%
QLogic Corp.	1.8%
Nuance Communications, Inc.	1.7%
Bio-Techne Corp.	1.7%
Select Comfort Corp.	1.6%
Globus Medical, Inc.	1.6%
Plantronics, Inc.	1.6%
Corporate Office Properties Trust	1.5%
Tower Semiconductor Ltd.	1.5%
Press Ganey Holdings, Inc.	1.5%
Total of Net Assets	16.5%

*”Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**”Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2016 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 91.5%
Consumer Discretionary 16.8%
American Eagle Outfitters, Inc.	819,300	$12,813,852
Ascena Retail Group, Inc.*	1,142,500	8,248,850
Bloomin’ Brands, Inc.	704,040	13,411,962
BorgWarner, Inc.	215,930	7,348,098
Callaway Golf Co.	555,800	5,591,348
KB Home	786,500	10,963,810
MDC Partners, Inc.	659,666	11,834,408
Oxford Industries, Inc.	150,200	9,518,174
Penn National Gaming, Inc.*	852,000	13,350,840
Planet Fitness, Inc.*	318,900	5,695,554
Select Comfort Corp.*	710,500	15,929,410
Texas Roadhouse, Inc.	219,400	9,831,314
Tile Shop Holdings, Inc.*	628,400	11,468,300
TRI Pointe Group, Inc.*	1,667,700	19,445,382
Vitamin Shoppe, Inc.*	358,200	10,831,968
		166,283,270

Energy 1.8%
Carrizo Oil & Gas, Inc.*	290,300	11,176,550
Forum Energy Technologies, Inc.*	378,700	6,354,586
		17,531,136

Financials 8.2%
Endurance Specialty
Holdings Ltd.	97,800	6,642,576
Evercore Partners, Inc.	160,600	8,351,200
Glacier Bancorp, Inc.	499,400	13,653,596
PRA Group, Inc.*	360,800	9,925,608
PrivateBancorp, Inc.	233,600	10,360,160
Stifel Financial Corp.*	203,000	7,669,340
Webster Financial Corp.	350,700	13,733,412
Western Alliance Bancorp*	294,100	11,087,570
		81,423,462

Health Care 21.9%
Air Methods Corp.*	291,600	9,876,492
AngioDynamics, Inc.*	854,006	10,256,612
Bio-Rad Laboratories, Inc.*	66,864	9,952,706
Bio-Techne Corp.	148,400	16,306,192
Capital Senior Living Corp.*	743,400	13,596,786
Computer Programs & Systems, Inc.	133,700	5,528,495
Diplomat Pharmacy, Inc.*	187,800	6,118,524
ExamWorks Group, Inc.*	294,800	10,291,468
Globus Medical, Inc.*	644,200	15,615,408
Haemonetics Corp.*	273,700	7,663,600
HealthSouth Corp.	350,700	14,140,224
ICON PLC*	135,800	9,565,752
Magellan Health, Inc.*	208,099	13,786,559
MEDNAX, Inc.*	115,100	7,878,595
NuVasive, Inc.*	256,200	13,929,594
Omnicell, Inc.*	309,100	9,999,385
Owens & Minor, Inc.	214,200	7,987,518
Patterson Cos, Inc.	229,800	11,216,538
Press Ganey Holdings, Inc.*	419,800	14,285,794
STERIS PLC	112,500	7,810,875
		215,807,117

Industrials 16.9%
Advisory Board Co.*	265,900	8,729,497
Clarcor, Inc.	185,756	11,015,331
Crane Co.	113,400	6,509,160
Esterline Technologies Corp.*	140,300	9,457,623
Genesee & Wyoming, Inc.*	167,500	10,061,725
Healthcare Services Group, Inc.	339,900	13,256,100
Hub Group, Inc.*	245,000	9,804,900
Knight Transportation, Inc.	380,300	9,933,436
Mobile Mini, Inc.	350,532	12,075,827
MYR Group, Inc.*	349,500	8,454,405
Quanta Services, Inc.*	547,250	13,150,418
Regal Beloit Corp.	161,800	9,243,634
Ritchie Bros Auctioneers, Inc.	307,400	10,058,128
Team, Inc.*	288,500	8,747,320
Toro Co.	73,500	6,564,285
Waste Connections, Inc.	140,170	9,176,930
Woodward, Inc.	181,700	10,345,998
		166,584,717

Information Technology 24.0%
Acxiom Corp.*	594,400	12,589,392
Aspen Technology, Inc.*	215,000	8,195,800
Bottomline Technologies de, Inc.*	337,100	8,447,726

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Brocade Communications Systems, Inc.	992,200	$8,989,332
CommVault Systems, Inc.*	290,400	13,149,312
Dolby Laboratories, Inc.	217,790	10,334,135
Finisar Corp.*	828,200	13,930,324
Fleetmatics Group PLC*	293,600	12,008,240
j2 Global, Inc.	188,700	12,637,239
Microsemi Corp.*	302,300	10,226,809
Nanometrics, Inc.*	125,300	2,333,086
NetScout Systems, Inc.*	367,500	8,915,550
Nuance Communications, Inc.*	1,004,670	16,798,082
ON Semiconductor Corp.*	1,292,180	12,624,599
Open Text Corp.	183,360	10,759,565
Plantronics, Inc.	348,340	15,508,097
QLogic Corp.*	1,252,200	17,355,492
Rudolph Technologies, Inc.*	676,100	9,871,060
Skyworks Solutions, Inc.	108,250	7,226,770
Tower Semiconductor Ltd.*	1,078,900	14,414,104
Xcerra Corp.*	1,650,100	10,775,153
		237,089,867

Materials 0.7%
Berry Plastics Group, Inc.*	178,900	7,007,513

Telecommunication Services 1.2%
inContact, Inc.*	868,500	12,054,780
Total Domestic Common Stocks (Cost $780,283,277)		903,781,862

Foreign Stocks & ADR’s 1.3%
Israel 1.3%
NICE Systems Ltd. ADR (Cost $7,556,494)	199,920	12,792,881

Real Estate Investment Trusts 1.5%
Financials 1.5%
Corporate Office Properties Trust(a) (Cost $14,095,177)	561,900	15,188,157

Institutional Money Market Funds 3.1%
State Street Institutional US Government Money Market Fund (Cost $30,562,248)	30,562,248	30,562,248

	Principal
	Amount
	(M=$1,000)
U.S. Government Obligations 3.7%
U.S. Government Agency Obligations 0.7%
Federal Home Loan Mortgage Corporation 0.7%
Agency Discount Notes:
0.26%, 06/01/16	6,400 M	6,400,000
U.S. Treasury Obligations 3.0%
U.S. Treasury Bill
0.161%, 06/02/16	30,000 M	29,999,894
Total U.S. Government Obligations (Cost $36,399,894)		36,399,894
Total Investments 101.1% (Cost $868,897,090)†		998,725,042

Excess of Liabilities Over Other Assets (1.1)%		(10,658,522)

Net Assets 100.0%		$988,066,520

*                 Non-income producing.

†                  Cost for federal income tax purposes is $868,897,090. At May 31, 2016 unrealized appreciation for federal income tax purposes aggregated $129,827,952 of which $162,910,921 related to appreciated securities and $33,082,969 related to depreciated securities.

(a)         Return of capital paid during the fiscal period.

ADR                     — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Sustainable Core Opportunities Fund

(Unaudited)

Fund Profile

at May 31, 2016

Top Sectors*

Sector	Percent of Net Assets
Information Technology	21.5%
Financials	16.1%
Health Care	15.2%
Consumer Discretionary	12.0%
Industrials	10.5%
Consumer Staples	9.8%
Energy	6.7%
Materials	1.8%
Telecommunication Services	1.7%

Top 10 Holdings**

Description	Percent of Net Assets
Microsoft Corp.	2.7%
Visa, Inc.	2.4%
Apple, Inc.	2.1%
Unilever NV	2.0%
Wells Fargo & Co.	2.0%
PepsiCo, Inc.	2.0%
Merck & Co., Inc.	1.9%
Alphabet, Inc.	1.9%
UnitedHealth Group, Inc.	1.8%
Signature Bank	1.8%
Total of Net Assets	20.6%

*”Top Sectors” includes Domestic Common Stocks, Foreign Stocks & ADRs and Real Estate Investment Trusts.

**”Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2016 (Unaudited)

		Value
	Shares	(Note 2)
Domestic Common Stocks 90.6%
Consumer Discretionary 12.0%
BorgWarner, Inc.	82,040	$2,791,821
Coach, Inc.	90,000	3,547,800
Comcast Corp.	95,000	6,013,500
Goodyear Tire & Rubber Co.	83,500	2,335,495
Home Depot, Inc.	27,000	3,567,240
Lear Corp.	7,000	831,320
Marriott Int’l., Inc.	25,000	1,651,000
McDonald’s Corp.	40,000	4,882,400
Omnicom Group, Inc.	50,000	4,166,500
Priceline Group, Inc.*	2,500	3,160,825
Time Warner, Inc.	50,000	3,783,000
TJX Cos., Inc.	80,000	6,089,600
		42,820,501

Consumer Staples 7.8%
CVS Health Corp.	60,000	5,787,000
Estee Lauder Cos, Inc.	35,400	3,249,012
Kraft Heinz Co.	42,000	3,493,980
McCormick & Co., Inc.	25,000	2,426,750
PepsiCo, Inc.	70,000	7,081,900
Procter & Gamble Co.	75,000	6,078,000
		28,116,642

Energy 6.7%
Baker Hughes, Inc.	40,000	1,855,200
ConocoPhillips	63,000	2,758,770
Core Laboratories NV	35,070	4,252,237
EOG Resources, Inc.	66,500	5,410,440
Noble Energy, Inc.	140,000	5,005,000
Schlumberger Ltd.	60,000	4,578,000
		23,859,647

Financials 16.1%
American Express Co.	50,000	3,288,000
Chubb Ltd.	40,000	5,064,400
CME Group, Inc.	50,000	4,894,500
Discover Financial Services	100,000	5,681,000
M&T Bank Corp.	11,000	1,314,500
MetLife, Inc.	55,000	2,505,250
Morgan Stanley	160,000	4,379,200
PNC Financial Services Group, Inc.	60,000	5,384,400
Raymond James Financial, Inc.	37,910	2,125,614
S&P Global, Inc.	45,000	5,031,450
Signature Bank*	47,500	6,412,500
The Travelers Cos., Inc.	40,000	4,565,600
Wells Fargo & Co.	140,000	7,100,800
		57,747,214

Health Care 14.3%
Amgen, Inc.	25,000	3,948,750
Becton Dickinson & Co.	24,500	4,078,025
Biogen, Inc.*	6,500	1,883,245
Bristol-Myers Squibb Co.	60,000	4,302,000
DENTSPLY SIRONA, Inc.	59,790	3,716,546
Eli Lilly & Co.	35,000	2,626,050
Gilead Sciences, Inc.	31,000	2,698,860
Johnson & Johnson	22,500	2,535,525
Medtronic PLC(a)	65,000	5,231,200
Merck & Co., Inc.	121,000	6,807,460
STERIS PLC	25,250	1,753,108
Stryker Corp.	22,000	2,445,520
UnitedHealth Group, Inc.	48,000	6,416,160
Zoetis, Inc.	62,000	2,940,040
		51,382,489

Industrials 10.1%
3M Co.	15,000	2,524,800
Ametek, Inc.	54,520	2,607,147
Canadian Pacific Railway Ltd.	19,000	2,462,210
Danaher Corp.	52,000	5,114,720
Genesee & Wyoming, Inc.*	70,990	4,264,369
Masco Corp.	63,820	2,083,085
Parker Hannifin Corp.	22,000	2,526,480
Stericycle, Inc.*	24,760	2,426,232
Tyco Int’l. Plc	75,000	3,196,500
United Parcel Service, Inc.	20,000	2,061,800
Verisk Analytics, Inc.*	40,000	3,175,600
Waste Connections, Inc.	56,170	3,677,450
		36,120,393

Information Technology 20.1%
Accenture PLC	50,000	5,948,500
Alphabet, Inc.*	9,000	6,739,650
ANSYS, Inc.*	26,300	2,343,330
Apple, Inc.	75,000	7,489,500

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Check Point Software Technologies Ltd.*	25,000	$2,124,250
Cisco Systems, Inc.	160,000	4,648,000
Cognizant Technology Solutions Corp.*	62,000	3,809,280
EMC Corp.	75,000	2,096,250
Microchip Technology, Inc.	78,700	4,067,216
Microsoft Corp.	180,000	9,540,000
Open Text Corp.	63,580	3,730,875
Seagate Technology PLC	40,000	902,400
Skyworks Solutions, Inc.	42,970	2,868,677
Synopsys, Inc.*	40,000	2,066,800
Texas Instruments, Inc.	85,000	5,151,000
Visa, Inc.	110,000	8,683,400
		72,209,128

Materials 1.8%
Ecolab, Inc.	35,000	4,103,400
Praxair, Inc.	22,000	2,416,920
		6,520,320
Telecommunication Services 1.7%
Verizon Communications, Inc.	120,000	6,108,000
Total Domestic Common Stocks (Cost $249,735,632)		324,884,334

Foreign Stocks & ADR’s 4.0%
Denmark 0.4%
Vestas Wind Systems A/S ADR	70,000	1,640,100

Israel 0.7%
NICE Systems Ltd. ADR	37,690	2,411,783

Netherlands 2.0%
Unilever NV ADR	160,000	7,161,600

Switzerland 0.9%
Roche Holding AG ADR	100,000	3,288,000
Total Foreign Stocks & ADR’s (Cost $13,557,298)		14,501,483

Real Estate Investment Trusts 0.7%
Information Technology 0.7%
Equinix, Inc. (Cost $1,928,557)	6,500	2,353,000

Institutional Money Market Funds 3.5%
State Street Institutional US Government Money Market Fund (Cost $12,602,468)	12,602,468	12,602,468

	Principal
	Amount
	(M=$1,000)
U.S. Government Obligations 1.1%
U.S. Government Agency Obligations 0.2%

Federal Home Loan Mortgage Corporation 0.2%
Agency Discount Notes:
0.26%, 06/01/16	800 M	$800,000

U.S. Treasury Obligations 0.9%
U.S. Treasury Bill
0.11%, 06/02/16	3,000 M	2,999,991
Total U.S. Government Obligations (Cost $3,799,991)		3,799,991
Total Investments 99.9% (Cost $281,623,946)†		358,141,276

Other Assets in Excess of Liabilities 0.1%		484,754

Net Assets 100.0%		$358,626,030

*                 Non-income producing.

†                  Cost for federal income tax purposes is $281,623,946. At May 31, 2016 unrealized appreciation for federal income tax purposes aggregated $76,517,330 of which $86,159,395 related to appreciated securities and $9,642,065 related to depreciated securities.

(a)         Return of capital paid during the fiscal period.

ADR                     — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Sentinel Total Return Bond Fund

(Unaudited)

Fund Profile

at May 31, 2016

Average Effective Duration

Percent of
Duration	Fixed Income Holdings
Less than 1 yr.	14.9%
1 yr. to 2.99 yrs.	13.6%
3 yrs. to 3.99 yrs.	21.5%
4 yrs. to 5.99 yrs.	15.6%
6 yrs. to 7.99 yrs.	1.7%
8 yrs. and over	32.7%

Average Effective Duration (for all Fixed Income Holdings) 5.0 years*

Top 10 Holdings**

		Maturity	Percent of
Description	Coupon	Date	Net Assets
iShares iBoxx $ Investment Grade Corporate Bond ETF			33.0%
iShares iBoxx $ High Yield Corporate Bond ETF			6.5%
FNMA TBA 15YR June	2.50%	06/16/31	5.6%
FNMA BC1809	3.50%	05/01/46	4.8%
FNMA AX0884	4.50%	10/01/44	3.0%
FHLMC G08637	4.00%	04/01/45	2.8%
FHLMC Q33006	3.50%	04/01/45	2.7%
FNMA AT2016	3.00%	04/01/43	2.6%
FHLMC Q32917	3.00%	04/01/45	2.5%
FNMA AZ7347	3.00%	11/01/45	2.3%
Total of Net Assets			65.8%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2016 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 55.9%
U.S. Government Agency Obligations 45.4%
Federal Home Loan Mortgage Corporation 14.2%
Agency Discount Notes:
0.26%, 06/01/16	10,100 M	$10,100,000
Collateralized Mortgage Obligations:
FHR 3859 JB
5%, 05/15/41	2,587 M	2,877,226
Mortgage-Backed Securities:
15-Year:
FHLMC J22900
2.5%, 03/01/28	1,280 M	1,315,053
30-Year:
FHLMC A90197
4.5%, 12/01/39	2,109 M	2,303,528
FHLMC Q02664
4.5%, 08/01/41	3,756 M	4,104,730
FHLMC Q29260
4%, 10/01/44	3,847 M	4,109,202
FHLMC Q29056
4%, 10/01/44	9,498 M	10,146,297
FHLMC Q32917
3%, 04/01/45	13,649 M	14,018,218
FHLMC Q33006
3.5%, 04/01/45	14,678 M	15,353,262
FHLMC G08637
4%, 04/01/45	14,987 M	15,992,701
		66,027,938
Total Federal Home Loan Mortgage Corporation		80,320,217

Federal National Mortgage Association 29.1%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15YR June
2.5%, 06/16/31(a)	31,100 M	31,882,358
30-Year:
FNMA 725423
5.5%, 05/01/34	777 M	879,445
FNMA 725610
5.5%, 07/01/34	701 M	793,529
FNMA AD9193
5%, 09/01/40	2,198 M	2,452,756
FNMA 890310
4.5%, 12/01/40	6,221 M	6,785,153
FNMA AH8925
4.5%, 03/01/41	9,205 M	10,039,652
FNMA AL2860
3%, 12/01/42	3,649 M	3,752,411
FNMA AR9195
3%, 03/01/43	7,444 M	7,654,877
FNMA AT2016
3%, 04/01/43	14,535 M	14,916,858
FNMA AS0779
4%, 10/01/43	3,953 M	4,286,844
FNMA AW0972
4.5%, 05/01/44	4,611 M	5,029,870
FNMA AL5718
3.5%, 09/01/44	1,061 M	1,118,709
FNMA AX1348
4%, 10/01/44	7,354 M	7,850,982
FNMA AX0884
4.5%, 10/01/44	15,746 M	17,165,854
FNMA AS4707
3.5%, 04/01/45	9,679 M	10,196,450
FNMA AZ7347
3%, 11/01/45	13,007 M	13,330,251
FNMA BC1809
3.5%, 05/01/46	26,258 M	27,493,900
		133,747,541
Total Federal National Mortgage Association		165,629,899

Government National Mortgage Corporation 2.1%
Collateralized Mortgage Obligations:
GNR 10-33 PX
5%, 09/20/38	5,000 M	5,344,462
GNR 10-169 AW
4.5%, 12/20/40	2,750 M	3,055,781
GNR 12-147 Interest Only
0.5849%, 04/16/54	9,656 M	397,276
		8,797,519

The accompanying notes are an integral part of the financial statements.

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
Mortgage-Backed Securities:
30-Year:
GNMA II 005175
4.5%, 09/20/41	2,889 M	$3,154,415
Total Government National Mortgage Corporation		11,951,934
Total U.S. Government Agency Obligations		257,902,050

U.S. Treasury Obligations 10.5%
U.S. Treasury Bill
0.161%, 06/02/16	60,000 M	59,999,803
Total U.S. Government Obligations (Cost $316,347,377)		317,901,853

Domestic Corporate Bonds 3.0%
Communications 1.0%
AT&T, Inc.
3.8%, 03/15/22	5,231 M	5,454,510

Consumer Cyclical 1.0%
Macy’s Retail Holdings, Inc.
3.625%, 06/01/24	5,950 M	5,644,224

Consumer Non-Cyclical 0.3%
AbbVie, Inc.
4.7%, 05/14/45	593 M	602,675
Zoetis, Inc.
3.25%, 02/01/23	1,386 M	1,385,784
		1,988,459

Financials 0.7%
Brookfield Asset Management, Inc.
4%, 01/15/25	3,696 M	3,719,547
Total Domestic Corporate Bonds (Cost $16,634,577)		16,806,740

Asset Backed Securities 0.3%
Taco Bell Funding, LLC
3.832%, 05/25/26(b) (Cost $2,000,000)	2,000 M	2,003,700

Bank Loan 0.2%
Energy 0.2%
Westmoreland Coal Co.
6.94%, 12/16/20(c) (Cost $1,399,425)	1,985 M	1,379,575

	Shares
Domestic Exchange Traded Funds 42.4%
Exchange Traded Funds 42.4%
iShares 0-5 Year High Yield Corporate Bond ETF(d)	35,532	1,633,051
iShares iBoxx $ High Yield Corporate Bond ETF(d)	439,209	36,722,264
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,574,492	187,978,600
SPDR Barclays Intermediate Term Corporate Bond ETF(d)	336,223	11,539,173
SPDR Barclays Short Term Corporate Bond ETF(d)	8,339	255,424
SPDR Barclays Short Term High Yield Bond ETF	102,668	2,743,289
Total Domestic Exchange Traded Funds (Cost $230,741,222)		240,871,801

Institutional Money Market Funds 5.1%
State Street Institutional US Government Money Market Fund (Cost $29,065,856)	29,065,856	29,065,856
Total Investments 106.9% (Cost $596,188,457)†		608,029,525

Excess of Liabilities Over Other Assets (6.9)%		(39,064,107)

Net Assets 100.0%		$568,965,418

†                  Cost for federal income tax purposes is $596,188,457. At May 31, 2016 unrealized appreciation for federal income tax purposes aggregated $11,841,068 of which $12,101,103 related to appreciated securities and $260,035 related to depreciated securities.

(a)         The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)         Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the market value of rule 144A securities amounted to $2,003,700 or 0.35% of net assets.

(c)          Westmoreland Coal Co. has a variable interest rate that floats quarterly on March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 6.50%.

(d)         All or a portion of this security was on loan at May 31, 2016. The aggregate cost and market value of securities on loan at May 31, 2016 is $35,957,576 and $38,100,980, respectively.

The accompanying notes are an integral part of the financial statements.

Sentinel Unconstrained Bond Fund

(Unaudited)

Fund Profile

at May 31, 2016

Average Effective Duration

Percent of
Duration	Fixed Income Holdings
Less than 1 yr.	49.1%
1 yr. to 2.99 yrs.	6.3%
3 yrs. to 3.99 yrs.	19.2%
4 yrs. to 5.99 yrs.	5.1%
6 yrs. to 7.99 yrs.	1.0%
8 yrs. and over	19.3%

Average Effective Duration (for all Fixed Income Holdings) 2.9 years*

Top 10 Holdings**

		Maturity	Percent of
Description	Coupon	Date	Net Assets
iShares iBoxx $ Investment Grade Corporate Bond ETF			19.2%
iShares iBoxx $ High Yield Corporate Bond ETF			14.6%
FNMA AH8925	4.50%	03/01/41	2.8%
FHLMC Q33006	3.50%	04/01/45	2.5%
FHLMC G08637	4.00%	04/01/45	2.3%
FHLMC Q32917	3.00%	04/01/45	1.8%
FNMA TBA 15YR June	2.50%	06/16/31	1.7%
FNMA AZ7347	3.00%	11/01/45	1.5%
SPDR Barclays Intermediate Term Corporate Bond ETF			1.0%
Macy’s Retail Holdings, Inc.	3.625%	06/01/24	1.0%
Total of Net Assets			48.4%

*The average effective duration considers the call and put dates of applicable fixed income investments and the pre-payment risks of mortgage-backed bonds to measure the sensitivity of the value of the Fund’s portfolio to changes in interest rates.

** “Top 10 Holdings” excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Schedule of Investments

at May 31, 2016 (Unaudited)

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
U.S. Government Obligations 25.9%
U.S. Government Agency Obligations 14.5%
Federal Home Loan Mortgage Corporation 8.5%
Agency Discount Notes:
0.26%, 06/01/16	500 M	$500,000
Mortgage-Backed Securities:
30-Year:
FHLMC Q32917
3%, 04/01/45	471 M	483,387
FHLMC Q33006
3.5%, 04/01/45	630 M	658,525
FHLMC G08637
4%, 04/01/45	566 M	603,668
		1,745,580
Total Federal Home Loan Mortgage Corporation		2,245,580

Federal National Mortgage Association 6.0%
Mortgage-Backed Securities:
15-Year:
FNMA TBA 15YR June
2.5%, 06/16/31(a)	450 M	461,320
30-Year:
FNMA AH8925
4.5%, 03/01/41	677 M	737,914
FNMA AZ7347
3%, 11/01/45	388 M	397,918
		1,135,832
Total Federal National Mortgage Association		1,597,152
Total U.S. Government

Agency Obligations		3,842,732
U.S. Treasury Obligations 11.4%
U.S. Treasury Bill
0.11%, 06/02/16	3,000 M	2,999,991
Total U.S. Government Obligations (Cost $6,840,025)		6,842,723

Domestic Corporate Bonds 1.9%
Communications 0.6%
AT&T, Inc.
3.8%, 03/15/22	152 M	158,495

Consumer Cyclical 1.0%
Macy’s Retail Holdings, Inc.
3.625%, 06/01/24	275 M	260,868

Consumer Non-Cyclical 0.3%
AbbVie, Inc.
4.7%, 05/14/45	31 M	31,506
Zoetis, Inc.
3.25%, 02/01/23	35 M	34,994
		66,500
Total Domestic Corporate Bonds (Cost $481,235)		485,863

Asset Backed Securities 0.4%
Taco Bell Funding, LLC
3.832%, 05/25/26(b) (Cost $100,000)	100 M	100,185

Bank Loan 0.2%
Energy 0.2%
Westmoreland Coal Co.
6.94%, 12/16/20(c) (Cost $63,450)	90 M	62,550

		Value
	Shares	(Note 2)
Domestic Exchange Traded Funds 36.0%
Exchange Traded Funds 36.0%
iShares 0-5 Year High Yield Corporate Bond ETF	1,704	78,316
iShares iBoxx $ High Yield Corporate Bond ETF(d)	46,100	3,854,421
iShares iBoxx $ Investment Grade Corporate Bond ETF	42,410	5,063,330
SPDR Barclays Intermediate Term Corporate Bond ETF	7,745	265,808
SPDR Barclays Short Term High Yield Bond ETF	8,581	229,284
Total Domestic Exchange Traded Funds (Cost $9,047,025)		9,491,159

The accompanying notes are an integral part of the financial statements.

		Value
	Shares	(Note 2)
Institutional Money Market Funds 38.6%
State Street Institutional US Government Money Market Fund
(Cost $10,197,797)	10,197,797	$10,197,797
Total Investments 103.0% (Cost $26,729,532)†		27,180,277

Excess of Liabilities Over Other Assets (3.0)%		(794,231)

Net Assets 100.0%		$26,386,046

†                  Cost for federal income tax purposes is $26,729,532. At May 31, 2016 unrealized appreciation for federal income tax purposes aggregated $450,745 of which $453,587 related to appreciated securities and $2,842 related to depreciated securities.

(a)         The actual mortgage-backed security that will be delivered is not designated until 48 hours prior to the established trade settlement date with the broker.

(b)         Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, the market value of rule 144A securities amounted to $100,185 or 0.38% of net assets.

(c)          Westmoreland Coal Co. has a variable interest rate that floats quarterly on March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 6.50%.

(d)         All or a portion of this security was on loan at May 31, 2016. The aggregate cost and market value of securities on loan at May 31, 2016 is $3,634,157 and $3,854,421, respectively.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

at May 31, 2016 (Unaudited)

		Common	Government	International
	Balanced	Stock	Securities	Equity
Assets
Investments at value	$319,444,055	$2,117,944,940	$237,798,022	$157,962,792
Receivable for securities sold	707,079	9,122,425	—	3,677,306
Receivable for fund shares sold	411,346	3,606,337	113,982	291,788
Receivable for interest	154,849	—	672,757	—
Receivable for dividends	421,358	4,321,060	—	362,536
Receivable for dividend tax reclaims	—	262,318	—	362,378
Receivable from Fund Advisor	—	981	—	—
Total Assets	321,138,687	2,135,258,061	238,584,761	162,656,800

Liabilities
Payable to custodian bank	—	—	—	1,577,394
Payable for securities purchased	5,161,763	954,677	2,553,883	4,227,026
Payable for fund shares repurchased	477,087	7,033,470	623,503	364,783
Accrued expenses	149,529	450,416	139,717	86,415
Management fee payable	140,902	1,022,256	90,126	90,171
Distribution fee payable (Class A Shares)	55,526	287,086	29,768	24,788
Distribution fee payable (Class C Shares)	33,253	72,224	20,653	4,532
Fund accounting fee payable	9,759	65,685	7,379	4,746
Deferred compensation (see note 3)	143,136	731,483	218,015	73,915
Total Liabilities	6,170,955	10,617,297	3,683,044	6,453,770
Net Assets	$314,967,732	$2,124,640,764	$234,901,717	$156,203,030

Net Assets Represent
Capital stock at par value	$164,344	$528,661	$234,897	$95,886
Paid-in capital	224,161,034	1,143,670,083	286,794,314	142,887,783
Accumulated undistributed (distributions in excess of) net investment income (loss)	(303,140)	3,910,275	(1,008,160)	136,425
Accumulated undistributed net realized gain (loss) on investments, options written and foreign currency transactions	(580,764)	29,054,630	(56,096,017)	1,593,351
Unrealized appreciation (depreciation) of investments and foreign exchange	91,526,258	947,477,115	4,976,683	11,489,585
Net Assets	$314,967,732	$2,124,640,764	$234,901,717	$156,203,030
Investments at Cost	$227,917,797	$1,170,467,825	$232,821,339	$146,427,765

Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$263,644,308	$1,368,274,278	$174,615,456	$118,875,775
Shares Outstanding	13,758,852	33,978,765	17,464,394	7,268,630
Net Asset Value per Share	$19.16	$40.27	$10.00	$16.35
Sales Charge	1.01	2.12	0.23	0.86
Maximum Offering Price**	$20.17	$42.39	$10.23	$17.21
Class C Shares*
Net Assets Applicable to Class C Shares/	$39,784,131	$86,322,745	$24,146,911	$5,663,917
Shares Outstanding	2,070,044	2,240,832	2,411,547	365,006
Net Asset Value per Share***	$19.22	$38.52	$10.01	$15.52
Class I Shares*
Net Assets Applicable to Class I Shares/	$11,539,293	$651,392,531	$36,139,350	$31,663,338
Shares Outstanding	605,460	16,183,681	3,613,808	1,954,983
Net Asset Value per Share***	$19.06	$40.25	$10.00	$16.20
Class R6 Shares*
Net Assets Applicable to Class R6 Shares/	N/A	$18,651,210	N/A	N/A
Shares Outstanding	N/A	462,778	N/A	N/A
Net Asset Value per Share***	N/A	$40.30	N/A	N/A

See notes to Statement of Assets and Liabilities at the end of the schedule.

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	Low Duration	Multi-Asset	Small	Sustainable Core
	Bond	Income	Company	Opportunities
Assets
Investments at value	$407,562,619	$287,326,792	$998,725,042	$358,141,276
Cash collateral with futures commission merchant	700,295	—	—	—
Receivable for securities sold	—	—	—	891,977
Receivable for fund shares sold	1,026,533	971,346	1,581,373	8,035
Receivable for interest	546,445	49,282	—	—
Receivable for dividends	—	—	636,929	577,832
Receivable for dividend tax reclaims	—	22,385	—	—
Receivable for securities lending income	30,860	21,870	—	—
Receivable from Fund Advisor	—	—	879	—
Total Assets	409,866,752	288,391,675	1,000,944,223	359,619,120

Liabilities
Payable for securities purchased	—	1,381,146	9,748,738	237,969
Payable for fund shares repurchased	1,921,705	785,208	1,320,173	300,318
Accrued expenses	176,669	113,294	349,955	105,389
Management fee payable	156,196	128,502	543,082	210,237
Distribution fee payable (Class A Shares)	22,536	26,021	133,536	70,646
Distribution fee payable (Class C Shares)	—	89,253	88,459	—
Distribution fee payable (Class S Shares)	112,334	—	—	—
Fund accounting fee payable	12,789	8,845	29,968	11,066
Deferred compensation (see note 3)	392,868	93,309	663,792	57,465
Variation margin payable on futures contracts	25,284	—	—	—
Total Liabilities	2,820,381	2,625,578	12,877,703	993,090
Net Assets	$407,046,371	$285,766,097	$988,066,520	$358,626,030

Net Assets Represent
Capital stock at par value	$480,628	$236,946	$2,228,716	$177,765
Paid-in capital	533,429,830	285,369,783	824,623,745	278,406,219
Accumulated undistributed (distributions in excess of) net investment income (loss)	(400,735)	(358,651)	(7,302,672)	907,905
Accumulated undistributed net realized gain (loss) on investments, options written and foreign currency transactions	(132,827,329)	(8,434,191)	38,688,779	2,616,811
Unrealized appreciation (depreciation) of investments and foreign exchange	6,363,977	8,952,210	129,827,952	76,517,330
Net Assets	$407,046,371	$285,766,097	$988,066,520	$358,626,030
Investments at Cost	$401,682,136	$278,372,523	$868,897,090	$281,623,946

Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$106,350,713	$122,827,766	$646,563,411	$337,167,476
Shares Outstanding	12,570,118	10,161,964	140,047,074	16,716,088
Net Asset Value per Share	$8.46	$12.09	$4.62	$20.17
Sales Charge	0.09	0.64	0.24	1.06
Maximum Offering Price**	$8.55	$12.73	$4.86	$21.23
Class C Shares*
Net Assets Applicable to Class C Shares/	N/A	$106,198,751	$106,964,336	N/A
Shares Outstanding	N/A	8,828,882	35,264,132	N/A
Net Asset Value per Share***	N/A	$12.03	$3.03	N/A
Class I Shares*
Net Assets Applicable to Class I Shares/	$37,594,689	$56,739,580	$228,367,192	$21,458,554
Shares Outstanding	4,438,571	4,703,720	46,234,882	1,060,363
Net Asset Value per Share***	$8.47	$12.06	$4.94	$20.24
Class R6 Shares*
Net Assets Applicable to Class R6 Shares/	N/A	N/A	$6,171,581	N/A
Shares Outstanding	N/A	N/A	1,325,538	N/A
Net Asset Value per Share***	N/A	N/A	$4.66	N/A
Class S Shares*
Net Assets Applicable to Class S Shares/	$263,100,969	N/A	N/A	N/A
Shares Outstanding	31,054,158	N/A	N/A	N/A
Net Asset Value per Share***	$8.47	N/A	N/A	N/A

See notes to Statement of Assets and Liabilities at the end of the schedule.

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	Total Return	Unconstrained
	Bond	Bond
Assets
Investments at value	$608,029,525	$27,180,277
Receivable for fund shares sold	674,159	13,000
Receivable for interest	797,207	10,720
Receivable for securities lending income	21,735	862
Receivable from Fund Advisor	98,579	—
Total Assets	609,621,205	27,204,859

Liabilities
Payable for securities purchased	39,084,267	788,375
Payable for fund shares repurchased	1,004,359	—
Accrued expenses	194,433	11,878
Management fee payable	246,982	16,745
Distribution fee payable (Class A Shares)	21,562	16
Distribution fee payable (Class C Shares)	30,905	197
Fund accounting fee payable	18,141	823
Deferred compensation (see note 3)	55,138	779
Total Liabilities	40,655,787	818,813
Net Assets	$568,965,418	$26,386,046

Net Assets Represent
Capital stock at par value	$548,655	$26,822
Paid-in capital	598,816,721	26,767,050
Accumulated undistributed (distributions in excess of) net investment income (loss)	(1,334,089)	(5,872)
Accumulated undistributed net realized gain (loss) on investments, options written and foreign currency transactions	(40,906,937)	(852,699)
Unrealized appreciation (depreciation) of investments and foreign exchange	11,841,068	450,745
Net Assets	$568,965,418	$26,386,046
Investments at Cost	$596,188,457	$26,729,532

Net Asset Value and Maximum Offering Price Per Share
Class A Shares*
Net Assets Applicable to Class A Shares/	$121,436,803	$5,119,516
Shares Outstanding	11,721,512	520,699
Net Asset Value per Share	$10.36	$9.83
Sales Charge	0.24	0.23
Maximum Offering Price**	$10.60	$10.06
Class C Shares*
Net Assets Applicable to Class C Shares/	$35,739,362	$1,724,780
Shares Outstanding	3,457,594	176,130
Net Asset Value per Share***	$10.34	$9.79
Class I Shares*
Net Assets Applicable to Class I Shares/	$410,581,130	$19,541,750
Shares Outstanding	39,569,776	1,985,358
Net Asset Value per Share***	$10.38	$9.84
Class R3 Shares*
Net Assets Applicable to Class R3 Shares/	$603,379	N/A
Shares Outstanding	58,248	N/A
Net Asset Value per Share***	$10.36	N/A
Class R6 Shares*
Net Assets Applicable to Class R6 Shares/	$604,744	N/A
Shares Outstanding	58,330	N/A
Net Asset Value per Share***	$10.37	N/A

See notes to Statement of Assets and Liabilities at the end of the schedule.

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

* The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

** For the Balanced Fund, Common Stock Fund, International Equity Fund, Multi-Asset Income Fund, Small Company Fund and Sustainable Core Opportunities Fund, the maximum offering price is 1000/950 times the net asset value per share. For the Government Securities Fund, Total Return Bond Fund and Unconstrained Bond Fund, the maximum offering price is 1000/977.5 times the net asset value per share. For the Low Duration Bond Fund, the maximum offering price is 1000/990 times the net asset value per share.

*** The maximum offering price is equal to the net asset value.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

For the Fiscal Six Months Ended May 31, 2016 (Unaudited)

		Common	Government	International
	Balanced	Stock	Securities	Equity
Investment Income
Dividends	$2,528,594 *	$23,938,173 *	$2,568	$2,009,163 *
Interest	795,288	20,564	3,139,794	3,752
Securities Lending	—	—	—	—
Total Income	$3,323,882	$23,958,737	$3,142,362	$2,012,915
Expenses
Management advisory fee	809,548	5,988,224	541,827	481,267
Transfer agent fees (Class A Shares)	173,816	635,902	136,888	135,686
Transfer agent fees (Class C Shares)	23,847	51,576	15,731	9,574
Transfer agent fees (Class I Shares)	3,105	162,544	12,519	8,136
Transfer agent fees (Class R3 Shares)	—	—	—	—
Transfer agent fees (Class R6 Shares)	—	12	—	—
Transfer agent fees (Class S Shares)	—	—	—	—
Custodian fees	19,950	67,375	14,175	22,950
Distribution expense (Class A Shares)	320,686	1,671,742	181,227	139,084
Distribution expense (Class C Shares)	183,479	424,553	125,244	24,326
Distribution expense (Class R3 Shares)	—	—	—	—
Distribution expense (Class S Shares)	—	—	—	—
Accounting and administration services	55,925	383,223	44,327	25,311
Auditing fees	15,700	65,700	12,850	7,625
Legal fees	7,850	46,300	6,700	5,175
Reports and notices to shareholders	20,950	39,900	15,750	5,550
Registration and filing fees (Class A Shares)	14,620	22,165	12,942	12,387
Registration and filing fees (Class C Shares)	10,012	10,114	9,740	9,244
Registration and filing fees (Class I Shares)	7,751	20,414	10,388	9,038
Registration and filing fees (Class R3 Shares)	—	—	—	—
Registration and filing fees (Class R6 Shares)	—	6,604	—	—
Registration and filing fees (Class S Shares)	—	—	—	—
Directors’ and Chief Compliance Officer’s fees and expenses	24,193	154,305	19,015	11,281
Other	10,067	31,585	9,621	33,001
Total Expenses	1,701,499	9,782,238	1,168,944	939,635
Expense Reimbursements/Waivers	—	(8,330)	—	—
Net Expenses	1,701,499	9,773,908	1,168,944	939,635
Net Investment Income (Loss)	1,622,383	14,184,829	1,973,418	1,073,280
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions or Translations
Net realized gain (loss) from:
Investments	(283,842)	31,682,328	402,444	1,660,771
Futures contracts	(186,717)	—	11,404	—
Foreign currency transactions	(135)	(404)	—	(67,323)
Net realized gain (loss)	(470,694)	31,681,924	413,848	1,593,448
Net change in unrealized appreciation (depreciation) during the period:
Investments	3,156,778	(8,603,125)	1,333,839	(1,736,312)
Futures contracts	—	—	—	—
Foreign currency translations	—	—	—	(12,491)
Net change in unrealized appreciation (depreciation)	3,156,778	(8,603,125)	1,333,839	(1,748,803)
Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions or Translations	2,686,084	23,078,799	1,747,687	(155,355)
Net Increase (Decrease) in Net Assets from Operations	$4,308,467	$37,263,628	$3,721,105	$917,925

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	Low Duration	Multi-Asset	Small	Sustainable Core	Total Return	Unconstrained
	Bond	Income	Company	Opportunities	Bond	Bond
Investment Income
Dividends	$1,693,151	$2,669,721 *	$3,302,028 *	$2,759,529 *	$2,356,216	$111,585
Interest	4,497,389	2,425,672	34,923	7,021	7,093,120	213,472
Securities Lending	40,727	24,356	—	—	25,608	865
Total Income	$6,231,267	$5,119,749	$3,336,951	$2,766,550	$9,474,944	$325,922
Expenses
Management advisory fee	986,933	736,315	2,925,216	944,354	1,781,204	96,602
Transfer agent fees (Class A Shares)	68,115	72,715	576,529	183,993	348,564	213
Transfer agent fees (Class C Shares)	—	62,438	95,053	—	19,959	163
Transfer agent fees (Class I Shares)	5,181	26,892	125,208	3,336	309,991	104
Transfer agent fees (Class R3 Shares)	—	—	—	—	5	—
Transfer agent fees (Class R6 Shares)	—	—	24	—	5	—
Transfer agent fees (Class S Shares)	44,408	—	—	—	—	—
Custodian fees	23,850	20,900	32,855	10,825	38,365	10,550
Distribution expense (Class A Shares)	137,222	150,946	790,414	316,840	241,771	77
Distribution expense (Class C Shares)	—	520,355	490,425	—	194,747	1,053
Distribution expense (Class R3 Shares)	—	—	—	—	— +	—
Distribution expense (Class S Shares)	714,946	—	—	—	—	—
Accounting and administration services	80,737	50,533	159,644	49,670	133,441	4,742
Auditing fees	17,750	14,900	45,325	12,200	32,835	2,100
Legal fees	13,650	7,500	62,825	8,400	24,040	725
Reports and notices to shareholders	31,000	10,500	59,535	18,000	37,310	200
Registration and filing fees (Class A Shares)	13,731	14,472	17,212	18,157	14,121	7,618
Registration and filing fees (Class C Shares)	—	13,957	11,075	—	5,609	7,060
Registration and filing fees (Class I Shares)	11,185	8,800	14,343	10,066	12,025	7,908
Registration and filing fees (Class R3 Shares)	—	—	—	—	7,529	—
Registration and filing fees (Class R6 Shares)	—	—	7,565	—	7,554	—
Registration and filing fees (Class S Shares)	19,261	—	—	—	—	—
Directors’ and Chief Compliance Officer’s fees and expenses	37,003	21,010	72,372	20,342	55,398	1,813
Other	12,721	13,875	18,910	5,945	24,348	4,557
Total Expenses	2,217,693	1,746,108	5,504,530	1,602,128	3,288,821	145,485
Expense Reimbursements/Waivers	—	—	(8,585)	—	(423,313)	—
Net Expenses	2,217,693	1,746,108	5,495,945	1,602,128	2,865,508	145,485
Net Investment Income (Loss)	4,013,574	3,373,641	(2,158,994)	1,164,422	6,609,436	180,437
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions or Translations
Net realized gain (loss) from:
Investments	(9,807,577)	(8,375,898)	41,356,425	2,684,326	(16,940,002)	(800,498)
Futures contracts	(2,793,628)	180,856	—	—	(3,995,850)	(61,227)
Foreign currency transactions	—	0	—	12	—	—
Net realized gain (loss)	(12,601,205)	(8,195,042)	41,356,425	2,684,338	(20,935,852)	(861,725)
Net change in unrealized appreciation (depreciation) during the period:
Investments	8,688,649	12,187,658	(38,162,579)	(39,588)	21,632,358	1,050,069
Futures contracts	(249,734)	(40,750)	—	—	919,986	74,047
Foreign currency translations	—	890	—	—	—	—
Net change in unrealized appreciation (depreciation)	8,438,915	12,147,798	(38,162,579)	(39,588)	22,552,344	1,124,116
Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions or Translations	(4,162,290)	3,952,757	3,193,846	2,644,750	1,616,492	262,391
Net Increase (Decrease) in Net Assets from Operations	$(148,716)	$7,326,397	$1,034,852	$3,809,172	$8,225,928	$442,828

* Net of foreign tax withholding of $23,409 in the Sentinel Balanced Fund, $108,152 in the Sentinel Common Stock Fund, $241,447 in the Sentinel International Equity Fund, $486 in the Sentinel Multi-Asset Income Fund, $80,720 in the Sentinel Small Company Fund and $33,073 in the Sentinel Sustainable Core Opportunities Fund.

+ The Sentinel Total Return Bond Class R3 did not incur any distribution expense for the fiscal six months ended May 31, 2016 because NLV Financial Corporation and its affiliates owned 100% of the shares outstanding for the entire the period and do not get charged a distribution fee.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	Balanced		Common Stock
	For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	05/31/16	Year Ended	05/31/16	Year Ended
	(Unaudited)	11/30/15	(Unaudited)	11/30/15
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,622,383	$6,646,659	$14,184,829	$57,228,159
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(470,694)	10,192,601	31,681,924	138,152,598
Net change in unrealized appreciation (depreciation)	3,156,778	(15,372,594)	(8,603,125)	(150,347,812)
Net increase (decrease) in net assets from operations	4,308,467	1,466,666	37,263,628	45,032,945

Distributions to Shareholders
From net investment income
Class A Shares	(4,454,436)	(4,062,686)	(28,625,230)	(15,612,830)
Class C Shares	(480,362)	(237,186)	(1,556,179)	(379,386)
Class I Shares	(222,093)	(255,394)	(14,773,448)	(10,302,768)
Class R6 Shares	—	—	(396,882)	(4,506)^
Class S Shares	—	—	—	—
From net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	(8,375,703)	(11,763,488)	(88,022,127)	(604,559)
Class C Shares	(1,138,389)	(1,356,821)	(5,826,909)	(36,258)
Class I Shares	(402,692)	(708,771)	(42,756,022)	(358,148)
Class R6 Shares	—	—	(1,116,259)	— ^
Total distributions to shareholders	(15,073,675)	(18,384,346)	(183,073,056)	(27,298,455)
From Capital Share Transactions (see note 4)
Net proceeds from sales of shares
Class A Shares	17,287,775	23,861,729	49,912,013	84,981,083
Class C Shares	7,483,474	9,011,518	4,689,166	9,956,513
Class I Shares	3,473,090	4,072,939	56,097,136	85,436,343
Class R6 Shares	—	—	1,981,542	18,271,227 ^
Class S Shares	—	—	—	—
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	12,178,550	15,102,868	102,630,711	13,880,529
Class C Shares	1,522,463	1,483,968	6,991,856	389,957
Class I Shares	536,473	829,281	46,599,183	8,456,949
Class R6 Shares	—	—	1,513,140	4,506 ^
Class S Shares	—	—	—	—
	42,481,825	54,362,303	270,414,747	221,377,107
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(19,957,608)	(39,681,584)	(107,645,861)	(270,288,496)
Class C Shares	(3,420,819)	(5,488,684)	(8,996,461)	(11,752,833)
Class I Shares	(4,579,828)	(8,513,296)	(95,154,460)	(344,571,754)
Class R6 Shares	—	—	(1,932,123)	(5,991)^
Class S Shares	—	—	—	—
Increase (decrease) in net assets from capital stock transactions	14,523,570	678,739	56,685,842	(405,241,967)
Total Increase (Decrease) in Net Assets for period	3,758,362	(16,238,941)	(89,123,586)	(387,507,477)
Net Assets: Beginning of period	$311,209,370	$327,448,311	$2,213,764,350	$2,601,271,827
Net Assets: End of period	$314,967,732	$311,209,370	$2,124,640,764	$2,213,764,350
Accumulated Undistributed Net Investment Income (Loss)	$(303,140)	$3,231,368	$3,910,275	$35,077,185

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

	Government Securities		International Equity		Low Duration Bond
	For the Fiscal		For the Fiscal		For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	05/31/16	Year Ended	05/31/16	Year Ended	05/31/16	Year Ended
	(Unaudited)	11/30/15	(Unaudited)	11/30/15	(Unaudited)	11/30/15

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,973,418	$4,881,801	$1,073,280	$966,930	$4,013,574	$11,057,346
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	413,848	1,127,259	1,593,448	3,749,006	(12,601,205)	(11,806,918)
Net change in unrealized appreciation (depreciation)	1,333,839	(3,818,948)	(1,748,803)	515,061	8,438,915	(1,107,422)
Net increase (decrease) in net assets from operations	3,721,105	2,190,112	917,925	5,230,997	(148,716)	(1,856,994)

Distributions to Shareholders
From net investment income
Class A Shares	(2,261,588)	(5,217,805)	(813,762)	(1,982,769)	(1,149,692)	(3,168,959)
Class C Shares	(209,847)	(451,781)	—	(13,523)	—	—
Class I Shares	(471,935)	(883,603)	(163,419)	(245,170)	(505,417)	(1,082,534)
Class R6 Shares	—	—	—	—	—	—
Class S Shares	—	—	—	—	(2,770,159)	(8,012,454)
From net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	—	—	(3,278,878)	(17,301,096)	—	—
Class C Shares	—	—	(146,299)	(570,781)	—	—
Class I Shares	—	—	(435,123)	(1,639,546)	—	—
Class R6 Shares	—	—	—	—	—	—
Total distributions to shareholders	(2,943,370)	(6,553,189)	(4,837,481)	(21,752,885)	(4,425,268)	(12,263,947)
From Capital Share Transactions (see note 4)
Net proceeds from sales of shares
Class A Shares	17,577,843	21,695,540	12,936,767	11,784,319	8,593,700	30,710,943
Class C Shares	1,325,376	2,874,086	1,180,995	1,737,380	—	—
Class I Shares	18,075,693	6,459,081	22,725,519	9,561,873	3,233,844	15,797,045
Class R6 Shares	—	—	—	—	—	—
Class S Shares	—	—	—	—	16,611,579	69,466,806
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	1,738,546	3,836,963	3,919,623	18,620,092	1,038,322	2,841,554
Class C Shares	161,465	363,583	142,064	559,229	—	—
Class I Shares	433,709	784,908	545,916	1,557,978	476,412	1,042,531
Class R6 Shares	—	—	—	—	—	—
Class S Shares	—	—	—	—	2,679,174	7,533,589
	39,312,632	36,014,161	41,450,884	43,820,871	32,633,031	127,392,468
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(34,937,659)	(100,863,010)	(7,643,889)	(17,904,016)	(20,076,467)	(99,706,460)
Class C Shares	(3,092,620)	(12,523,239)	(253,815)	(650,957)	—	—
Class I Shares	(11,497,422)	(28,186,104)	(6,341,109)	(5,626,383)	(13,461,079)	(12,339,622)
Class R6 Shares	—	—	—	—	—	—
Class S Shares	—	—	—	—	(95,550,011)	(241,351,230)
Increase (decrease) in net assets from capital stock transactions	(10,215,069)	(105,558,192)	27,212,071	19,639,515	(96,454,526)	(226,004,844)
Total Increase (Decrease) in Net Assets for period	(9,437,334)	(109,921,269)	23,292,515	3,117,627	(101,028,510)	(240,125,785)
Net Assets: Beginning of period	$244,339,051	$354,260,320	$132,910,515	$129,792,888	$508,074,881	$748,200,666
Net Assets: End of period	$234,901,717	$244,339,051	$156,203,030	$132,910,515	$407,046,371	$508,074,881
Accumulated Undistributed Net Investment Income (Loss)	$(1,008,160)	$(38,208)	$136,425	$40,326	$(400,735)	$10,959

The accompanying notes are an integral part of the financial statements.

	Multi-Asset Income		Small Company
	For the Fiscal Six Months Ended 05/31/16 (Unaudited)	For the Fiscal Year Ended 11/30/15	For the Fiscal Six Months Ended 05/31/16 (Unaudited)	For the Fiscal Year Ended 11/30/15
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$3,373,641	$7,910,510	$(2,158,994)	$(5,951,214)
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(8,195,042)	18,768,639	41,356,425	159,761,226
Net change in unrealized appreciation (depreciation)	12,147,798	(27,212,616)	(38,162,579)	(101,340,354)
Net increase (decrease) in net assets from operations	7,326,397	(533,467)	1,034,852	52,469,658

Distributions to Shareholders
From net investment income
Class A Shares	(1,741,663)	(3,943,620)	—	(92,932)
Class C Shares	(1,131,041)	(2,544,321)	—	—
Class I Shares	(789,511)	(1,763,263)	—	(583,908)
Class R3 Shares	—	—	—	—
Class R6 Shares	—	—	—	— ^
From net realized gain on investments and foreign currency transactions
Class A Shares	(8,370,582)	(9,334,234)	(98,721,480)	(173,084,804)
Class C Shares	(7,183,716)	(7,803,468)	(24,819,441)	(36,860,930)
Class I Shares	(3,316,347)	(3,755,350)	(34,638,851)	(59,912,873)
Class R6 Shares	—	—	(99,929)	— ^
Return of capital
Class A Shares	—	—	—	—
Class C Shares	—	—	—	—
Class I Shares	—	—	—	—
Class R3 Shares	—	—	—	—
Class R6 Shares	—	—	—	— ^
Total distributions to shareholders	(22,532,860)	(29,144,256)	(158,279,701)	(270,535,447)
From Capital Share Transactions (see note 4)
Net proceeds from sales of shares
Class A Shares	12,886,157	20,393,271	34,926,899	76,523,359
Class C Shares	8,756,755	19,476,870	5,613,193	13,800,621
Class I Shares	19,099,641	21,607,310	40,826,275	84,252,510
Class R3 Shares	—	—	—	—
Class R6 Shares	—	—	5,569,039	607,092 ^
Net asset value of shares issued in Fund reorganizations (see Note 5)
Class A Shares	—	—	97,558,873	—
Class C Shares	—	—	8,942,615	—
Class I Shares	—	—	5,382,625	—
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	9,208,958	12,028,645	90,806,280	157,165,559
Class C Shares	6,888,217	8,214,943	23,744,276	34,890,466
Class I Shares	2,833,784	3,664,751	27,359,719	47,549,623
Class R3 Shares	—	—	—	—
Class R6 Shares	—	—	99,929	— ^
	59,673,512	85,385,790	340,829,723	414,789,230
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(18,994,514)	(33,229,372)	(75,396,145)	(180,775,547)
Class C Shares	(12,751,069)	(24,854,347)	(14,293,298)	(24,144,511)
Class I Shares	(13,382,982)	(25,235,719)	(31,871,613)	(111,368,391)
Class R3 Shares	—	—	—	—
Class R6 Shares	—	—	(155,081)	— ^
Increase (decrease) in net assets from capital stock transactions	14,544,947	2,066,352	219,113,586	98,500,781
Total Increase (Decrease) in Net Assets for period	(661,516)	(27,611,371)	61,868,737	(119,565,008)
Net Assets: Beginning of period	$286,427,613	$314,038,984	$926,197,783	$1,045,762,791
Net Assets: End of period	$285,766,097	$286,427,613	$988,066,520	$926,197,783
Accumulated Undistributed Net Investment Income (Loss)	$(358,651)	$(70,077)	$(7,302,672)	$(5,143,678)

Amounts designated as “-” are either $0 or have been rounded to $0.

^ Commenced operations December 23, 2014.

The accompanying notes are an integral part of the financial statements.

	Sustainable Core Opportunities		Total Return Bond		Unconstrained Bond
	For the Fiscal		For the Fiscal		For the Fiscal	For the Fiscal
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	Period
	05/31/16	Year Ended	05/31/16	Year Ended	05/31/16	From 12/23/14^
	(Unaudited)	11/30/15	(Unaudited)	11/30/15	(Unaudited)	To 11/30/15

Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,164,422	$4,604,997	$6,609,436	$15,049,095	$180,437	$294,369
Net realized gain (loss) on investments, futures contracts and
foreign currency transactions	2,684,338	15,830,816	(20,935,852)	(6,567,316)	(861,725)	76,093
Net change in unrealized appreciation (depreciation)	(39,588)	(20,857,725)	22,552,344	(16,183,443)	1,124,116	(673,371)
Net increase (decrease) in net assets from operations	3,809,172	(421,912)	8,225,928	(7,701,664)	442,828	(302,909)

Distributions to Shareholders
From net investment income
Class A Shares	(4,474,311)	(1,906,452)	(2,586,991)	(5,426,418)	(34,573)	(60,026)
Class C Shares	—	—	(256,176)	(542,061)	(6,082)	(13,526)
Class I Shares	(337,144)	(157,936)	(5,027,711)	(10,927,682)	(144,649)	(243,281)
Class R3 Shares	—	—	(6,425)	(8,076)^	—	—
Class R6 Shares	—	—	(7,010)	(8,815)^	—	—
From net realized gain on investments and foreign currency transactions
Class A Shares	(2,179,023)	—	—	—	(8,936)	—
Class C Shares	—	—	—	—	(2,951)	—
Class I Shares	(143,886)	—	—	—	(33,721)	—
Class R6 Shares	—	—	—	—	—	—
Return of capital
Class A Shares	—	—	—	(24,847)	—	—
Class C Shares	—	—	—	(2,482)	—	—
Class I Shares	—	—	—	(50,038)	—	—
Class R3 Shares	—	—	—	(37)^	—	—
Class R6 Shares	—	—	—	(40)^	—	—
Total distributions to shareholders	(7,134,364)	(2,064,388)	(7,884,313)	(16,990,496)	(230,912)	(316,833)
From Capital Share Transactions (see note 4)
Net proceeds from sales of shares
Class A Shares	4,847,723	6,704,855	33,782,847	235,695,135	29,780	5,072,430
Class C Shares	—	—	2,527,251	8,931,684	70,000	1,678,001
Class I Shares	1,730,917	1,476,714	81,236,685	253,896,698	346,616	19,095,591
Class R3 Shares	—	—	—	600,000 ^	—	—
Class R6 Shares	—	—	—	600,000 ^	—	—
Net asset value of shares issued in Fund reorganizations (see Note 5)
Class A Shares	116,823,960	—	—	—	—	—
Class C Shares	—	—	—	—	—	—
Class I Shares	5,888,166	—	—	—	—	—
Net asset value of shares in reinvestment of dividends and distributions
Class A Shares	6,451,037	1,846,836	2,449,341	5,201,907	43,509	60,026
Class C Shares	—	—	248,154	521,360	9,033	13,526
Class I Shares	437,802	143,388	3,577,234	8,371,324	177,610	243,240
Class R3 Shares	—	—	6,425	8,113 ^	—	—
Class R6 Shares	—	—	7,010	8,855 ^	—	—
	136,179,605	10,171,793	123,834,947	513,835,076	676,548	26,162,814
Less: Payments for shares reacquired (less any redemption fees, if applicable)
Class A Shares	(12,722,627)	(21,053,868)	(230,581,624)	(120,570,679)	(800)	(989)
Class C Shares	—	—	(9,414,562)	(12,827,350)	(16,775)	—
Class I Shares	(1,294,034)	(1,826,046)	(147,324,539)	(259,980,272)	(24,970)	(1,956)
Class R3 Shares	—	—	—	— ^	—	—
Class R6 Shares	—	—	—	— ^	—	—
Increase (decrease) in net assets from capital stock transactions	122,162,944	(12,708,121)	(263,485,778)	120,456,775	634,003	26,159,869
Total Increase (Decrease) in Net Assets for period	118,837,752	(15,194,421)	(263,144,163)	95,764,615	845,919	25,540,127
Net Assets: Beginning of period	$239,788,278	$254,982,699	$832,109,581	$736,344,966	$25,540,127	$0
Net Assets: End of period	$358,626,030	$239,788,278	$568,965,418	$832,109,581	$26,386,046	$25,540,127
Accumulated Undistributed Net Investment Income (Loss)	$907,905	$4,554,938	$(1,334,089)	$(59,212)	$(5,872)	$(1,005)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected per share data and ratios. Selected data for a share of capital stock outstanding throughout each fiscal period.

			Income from Investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/		value,	investment	securities (both	Total from	(from net	(from		Net asset
Share	Fiscal year	beginning	income	realized and	investment	investment	realized	Total	value, end
Class	(period ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period
Balanced Class A
	11/30/11	$16.57	$0.26	$0.80	$1.06	$0.28	$0.25	$0.53	$17.10
	11/30/12	17.10	0.23	1.77	2.00	0.30	0.77	1.07	18.03
	11/30/13	18.03	0.23	2.91	3.14	0.26	0.68	0.94	20.23
	11/30/14	20.23	0.26	1.50	1.76	0.26	0.75	1.01	20.98
	11/30/15	20.98	0.43	(0.35)	0.08	0.30	0.89	1.19	19.87
	05/31/16(U)	19.87	0.11	0.16	0.27	0.34	0.64	0.98	19.16
Balanced Class C
	11/30/11	16.61	0.12	0.81	0.93	0.14	0.25	0.39	17.15
	11/30/12	17.15	0.08	1.78	1.86	0.17	0.77	0.94	18.07
	11/30/13	18.07	0.08	2.91	2.99	0.11	0.68	0.79	20.27
	11/30/14	20.27	0.11	1.51	1.62	0.10	0.75	0.85	21.04
	11/30/15	21.04	0.28	(0.35)	(0.07)	0.15	0.89	1.04	19.93
	05/31/16(U)	19.93	0.03	0.17	0.20	0.27	0.64	0.91	19.22
Balanced Class I
	11/30/11	16.52	0.26	0.80	1.06	0.29	0.25	0.54	17.04
	11/30/12	17.04	0.23	1.76	1.99	0.31	0.77	1.08	17.95
	11/30/13	17.95	0.28	2.89	3.17	0.29	0.68	0.97	20.15
	11/30/14	20.15	0.31	1.50	1.81	0.31	0.75	1.06	20.90
	11/30/15	20.90	0.47	(0.34)	0.13	0.36	0.89	1.25	19.78
	05/31/16(U)	19.78	0.13	0.15	0.28	0.36	0.64	1.00	19.06
Common Stock Class A
	11/30/11	29.61	0.31	1.70	2.01	0.27	0.02	0.29	31.33
	11/30/12	31.33	0.38	3.93	4.31	0.37	0.43	0.80	34.84
	11/30/13	34.84	0.44	9.50	9.94	0.43	1.04	1.47	43.31
	11/30/14	43.31	0.56	4.97	5.53	0.58	5.47	6.05	42.79
	11/30/15	42.79	1.01	(0.25)	0.76	0.45	0.02	0.47	43.08
	05/31/16(U)	43.08	0.25	0.49	0.74	0.87	2.68	3.55	40.27
Common Stock Class C
	11/30/11	28.70	0.05	1.64	1.69	0.02	0.02	0.04	30.35
	11/30/12	30.35	0.09	3.81	3.90	0.12	0.43	0.55	33.70
	11/30/13	33.70	0.12	9.18	9.30	0.14	1.04	1.18	41.82
	11/30/14	41.82	0.21	4.78	4.99	0.19	5.47	5.66	41.15
	11/30/15	41.15	0.64	(0.24)	0.40	0.17	0.02	0.19	41.36
	05/31/16(U)	41.36	0.09	0.46	0.55	0.71	2.68	3.39	38.52
Common Stock Class I
	11/30/11	29.61	0.43	1.68	2.11	0.37	0.02	0.39	31.33
	11/30/12	31.33	0.49	3.94	4.43	0.48	0.43	0.91	34.85
	11/30/13	34.85	0.56	9.50	10.06	0.56	1.04	1.60	43.31
	11/30/14	43.31	0.68	4.97	5.65	0.73	5.47	6.20	42.76
	11/30/15	42.76	1.12	(0.25)	0.87	0.55	0.02	0.57	43.06
	05/31/16(U)	43.06	0.31	0.48	0.79	0.92	2.68	3.60	40.25
Common Stock Class R6
	11/30/15(A)	43.01	1.07	(0.51)	0.56	0.46	—	0.46	43.11
	05/31/16(U)	43.11	0.32	0.49	0.81	0.94	2.68	3.62	40.30

See notes to Financial Highlights at the end of the schedule.

						Ratios/Supplemental Data
						Ratio of expenses to			Ratio of net investment
			Net assets at	Ratio of		average net assets	Ratio of net		income (loss) to average net
Fund/	Total		end of	expenses to		before contractual and	investment income		assets before contractual and		Portfolio
Share	return		period (000	average net		voluntary expense	(loss) to average		voluntary expense		turnover
Class	(%)*		omitted)	assets (%)		reimbursements (%)**	net assets (%)		reimbursements (%)**		rate (%)
Balanced Class A
	6.46		$207,922	1.13		1.13	1.49		1.49		162
	12.30		221,036	1.11		1.11	1.30		1.30		146
	18.15		267,627	1.06		1.06	1.22		1.22		154
	9.10		278,385	1.07		1.07	1.29		1.29		94
	0.56		263,276	1.04		1.04	2.17	^	2.17	^	86
	1.43	++	263,644	1.03	+	1.03	+ 1.16	+	1.16	+	32	++
Balanced Class C
	5.63		12,109	1.94		1.94	0.68		0.68		162
	11.30		16,635	1.94		1.94	0.48		0.48		146
	17.19		30,647	1.86		1.86	0.42		0.42		154
	8.34		32,002	1.82		1.82	0.53		0.53		94
	(0.23)		35,344	1.82		1.82	1.39	^	1.39	^	86
	1.04	++	39,784	1.82	+	1.82	+ 0.37	+	0.37	+	32	++
Balanced Class I
	6.49		3,383	1.09		1.09	1.52		1.52		162
	12.25		5,748	1.11		1.11	1.31		1.31		146
	18.46		20,468	0.77		0.77	1.50		1.50		154
	9.43		17,062	0.80		0.80	1.55		1.55		94
	0.79		12,589	0.81		0.81	2.39	^	2.39	^	86
	1.52	++	11,539	0.82	+	0.82	+ 1.36	+	1.36	+	32	++
Common Stock Class A
	6.80	#	932,204	1.12		1.12	0.99		0.99		9
	13.99		1,193,721	1.09		1.09	1.12		1.12		8
	29.53		1,454,446	1.03		1.03	1.15		1.15		12
	13.30		1,577,546	1.00		1.00	1.28		1.28		19
	1.79		1,416,147	0.99		0.99	2.36	^	2.36	^	11
	1.88	++	1,368,274	1.00	+	1.00	+ 1.30	+	1.30	+	6	++
Common Stock Class C
	5.90	#	36,587	1.97		1.97	0.16		0.16		9
	13.03		51,460	1.93		1.93	0.28		0.28		8
	28.47		78,259	1.84		1.84	0.32		0.32		12
	12.40		90,784	1.79		1.79	0.50		0.50		19
	0.98		89,890	1.78		1.78	1.57	^	1.57	^	11
	1.48	++	86,323	1.80	+	1.80	+ 0.51	+	0.51	+	6	++
Common Stock Class I
	7.16	#	382,372	0.78		0.78	1.36		1.36		9
	14.38		684,658	0.75		0.75	1.47		1.47		8
	29.93		941,223	0.72		0.72	1.45		1.45		12
	13.61		932,941	0.72		0.72	1.55		1.55		19
	2.07		689,502	0.71		0.71	2.63	^	2.63	^	11
	2.03	++	651,393	0.71	+	0.71	+ 1.59	+	1.59	+	6	++
Common Stock Class R6
	1.31	++	18,225	0.61	+	1.76	+ 2.65	+^	1.50	+^	11	++
	2.06	++	18,651	0.65	+	0.74	+ 1.65	+	1.56	+	6	++

The accompanying notes are an integral part of the financial statements.

			Income from Investment Operations			Less Distributions
				Net gains or
				losses on
		Net asset	Net	securities		Dividends	Distributions
Fund/	Fiscal year	value,	investment	(both	Total from	(from net	(from			Net asset
Share	(period	beginning	income	realized and	investment	investment	realized	Return of	Total	value, end of
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	Capital	distributions	period
Government Securities Class A
	11/30/11	$11.17	$0.26	$0.05	$0.31	$0.35	$0.41	$—	$0.76	$10.72
	11/30/12	10.72	0.14	0.28	0.42	0.31	—	—	0.31	10.83
	11/30/13	10.83	0.16	(0.66)	(0.50)	0.26	0.03	—	0.29	10.04
	11/30/14	10.04	0.18	0.17	0.35	0.26	—	—	0.26	10.13
	11/30/15	10.13	0.18	(0.10)	0.08	0.24	—	—	0.24	9.97
	05/31/16(U)	9.97	0.08	0.08	0.16	0.13	—	—	0.13	10.00
Government Securities Class C
	11/30/11	11.18	0.18	0.04	0.22	0.27	0.41	—	0.68	10.72
	11/30/12	10.72	0.05	0.30	0.35	0.23	—	—	0.23	10.84
	11/30/13	10.84	0.08	(0.68)	(0.60)	0.17	0.03	—	0.20	10.04
	11/30/14	10.04	0.10	0.17	0.27	0.17	—	—	0.17	10.14
	11/30/15	10.14	0.10	(0.11)	(0.01)	0.15	—	—	0.15	9.98
	05/31/16(U)	9.98	0.04	0.07	0.11	0.08	—	—	0.08	10.01
Government Securities Class I
	11/30/11	11.17	0.29	0.04	0.33	0.37	0.41	—	0.78	10.72
	11/30/12	10.72	0.16	0.28	0.44	0.33	—	—	0.33	10.83
	11/30/13	10.83	0.19	(0.67)	(0.48)	0.28	0.03	—	0.31	10.04
	11/30/14	10.04	0.21	0.16	0.37	0.28	—	—	0.28	10.13
	11/30/15	10.13	0.20	(0.10)	0.10	0.26	—	—	0.26	9.97
	05/31/16(U)	9.97	0.10	0.06	0.16	0.13	—	—	0.13	10.00
International Equity Class A
	11/30/11	16.31	0.19	(1.15)	(0.96)	0.32	—	—	0.32	15.03
	11/30/12	15.03	0.18	0.98	1.16	0.16	—	—	0.16	16.03
	11/30/13	16.03	0.16	4.13	4.29	0.14	—	—	0.14	20.18
	11/30/14	20.18	0.25	(0.61)	(0.36)	0.21	—	—	0.21	19.61
	11/30/15	19.61	0.13	0.47	0.60	0.34	2.95	—	3.29	16.92
	05/31/16(U)	16.92	0.12	(0.08)	0.04	0.12	0.49	—	0.61	16.35
International Equity Class C
	11/30/11	15.85	(0.05)	(1.11)	(1.16)	0.10	—	—	0.10	14.59
	11/30/12	14.59	(0.06)	0.96	0.90	—	—	—	—	15.49
	11/30/13	15.49	(0.11)	3.97	3.86	0.01	—	—	0.01	19.34
	11/30/14	19.34	(0.04)	(0.59)	(0.63)	—	—	—	—	18.71
	11/30/15	18.71	(0.10)	0.47	0.37	0.07	2.95	—	3.02	16.06
	05/31/16(U)	16.06	0.02	(0.07)	(0.05)	—	0.49	—	0.49	15.52
International Equity Class I
	11/30/11	16.26	0.23	(1.13)	(0.90)	0.37	—	—	0.37	14.99
	11/30/12	14.99	0.26	0.98	1.24	0.24	—	—	0.24	15.99
	11/30/13	15.99	0.26	4.11	4.37	0.23	—	—	0.23	20.13
	11/30/14	20.13	0.38	(0.65)	(0.27)	0.33	—	—	0.33	19.53
	11/30/15	19.53	0.18	0.47	0.65	0.44	2.95	—	3.39	16.79
	05/31/16(U)	16.79	0.17	(0.09)	0.08	0.18	0.49	—	0.67	16.20

See notes to Financial Highlights at the end of the schedule.

					Ratios/Supplemental Data
					Ratio of expenses to				Ratio of net investment
		Net assets at	Ratio of		average net assets before		Ratio of net		income (loss) to average net
Fund/	Total	end of	expenses to		contractual and		investment income		assets before contractual and		Portfolio
Share	return	period (000	average net		voluntary expense		(loss) to average		voluntary expense		turnover
Class	(%)*	omitted)	assets (% )		reimbursements (%)**		net assets (%)		reimbursements (%)**		rate (%)
Government Securities Class A
	2.99	$677,462	0.80		0.80		2.42		2.42		688
	3.94	791,599	0.81		0.81		1.29		1.29		581
	(4.75)	429,416	0.83		0.83		1.54		1.54		795
	3.50	268,380	0.92		0.92		1.80		1.80		161
	0.77	189,623	0.96		0.96		1.76		1.76		150
	1.56 ++	174,615	0.92	+	0.92	+	1.69	+	1.69	+	26	++
Government Securities Class C
	2.11	84,985	1.59		1.59		1.65		1.65		688
	3.26	120,709	1.59		1.59		0.50		0.50		581
	(5.61)	58,371	1.63		1.63		0.73		0.73		795
	2.73	35,387	1.73		1.73		0.99		0.99		161
	(0.07)	25,668	1.74		1.74		0.98		0.98		150
	1.15 ++	24,147	1.74	+	1.74	+	0.87	+	0.87	+	26	++
Government Securities Class I
	3.22	69,001	0.57		0.57		2.71		2.71		688
	4.21	145,869	0.57		0.57		1.52		1.52		581
	(4.51)	70,078	0.60		0.60		1.76		1.76		795
	3.73	50,493	0.68		0.68		2.05		2.05		161
	0.99	29,048	0.73		0.73		1.98		1.98		150
	1.65 ++	36,139	0.69	+	0.69	+	1.94	+	1.94	+	26	++
International Equity Class A
	(6.11)	111,332	1.43		1.43		1.16		1.16		28
	7.84	106,173	1.49		1.49		1.17		1.17		37
	26.93	122,646	1.44		1.44		0.91		0.91		52
	(1.81)	115,216	1.41		1.41		1.22		1.22		50
	4.49	113,212	1.41		1.41		0.76		0.76		55
	0.28 ++	118,876	1.38	+	1.38	+	1.51	+	1.51	+	14	++
International Equity Class C
	(7.42)	3,207	2.89		2.89		(0.30)		(0.30)		28
	6.17	2,953	3.05		3.05		(0.40)		(0.40)		37
	24.92	3,634	3.04		3.04		(0.66)		(0.66)		52
	(3.26)	3,581	2.86		2.86		(0.23)		(0.23)		50
	3.14	4,732	2.70		2.70		(0.60)		(0.60)		55
	(0.29)++	5,664	2.70	+	2.70	+	0.22	+	0.22	+	14	++
International Equity Class I
	(5.77)	26,691	1.05		1.05		1.42		1.42		28
	8.45	27,887	0.94		0.94		1.72		1.72		37
	27.64	34,561	0.89		0.89		1.48		1.48		52
	(1.39)	10,997	0.92		0.92		1.91		1.91		50
	4.89	14,967	1.02		1.02		1.05		1.05		55
	0.55 ++	31,663	1.01	+	1.01	+	2.13	+	2.13	+	14	++

The accompanying notes are an integral part of the financial statements.

			Income from Investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/	Fiscal year	value,	investment	securities (both	Total from	(from net	(from		Net asset
Share	(period	beginning	income	realized and	investment	investment	realized	Total	value, end
Class	ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period
Low Duration Bond Class A
	11/30/11	$9.29	$0.11	$0.01	$0.12	$0.21	$—	$0.21	$9.20
	11/30/12	9.20	0.06	(0.02)	0.04	0.18	—	0.18	9.06
	11/30/13	9.06	0.03	(0.10)	(0.07)	0.15	—	0.15	8.84
	11/30/14	8.84	0.12	(0.07)	0.05	0.16	—	0.16	8.73
	11/30/15	8.73	0.17	(0.18)	(0.01)	0.19	—	0.19	8.53
	05/31/16(U)	8.53	0.08	(0.06)	0.02	0.09	—	0.09	8.46
Low Duration Bond Class I
	11/30/14(B)	8.82	0.13	(0.06)	0.07	0.16	—	0.16	8.73
	11/30/15	8.73	0.20	(0.19)	0.01	0.21	—	0.21	8.53
	05/31/16(U)	8.53	0.09	(0.05)	0.04	0.10	—	0.10	8.47
Low Duration Bond Class S
	11/30/11	9.29	0.07	0.01	0.08	0.17	—	0.17	9.20
	11/30/12	9.20	0.02	(0.01)	0.01	0.14	—	0.14	9.07
	11/30/13	9.07	0.01	(0.12)	(0.11)	0.12	—	0.12	8.84
	11/30/14	8.84	0.11	(0.06)	0.05	0.15	—	0.15	8.74
	11/30/15	8.74	0.16	(0.18)	(0.02)	0.18	—	0.18	8.54
	05/31/16(U)	8.54	0.07	(0.06)	0.01	0.08	—	0.08	8.47
Multi-Asset Income Class A
	11/30/11	11.56	0.22	0.22	0.44	0.26	—	0.26	11.74
	11/30/12	11.74	0.16	0.86	1.02	0.21	—	0.21	12.55
	11/30/13	12.55	0.21	1.12	1.33	0.23	—	0.23	13.65
	11/30/14	13.65	0.26	0.50	0.76	0.28	—	0.28	14.13
	11/30/15	14.13	0.37	(0.39)	(0.02)	0.39	0.94	1.33	12.78
	05/31/16(U)	12.78	0.16	0.16	0.32	0.17	0.84	1.01	12.09
Multi-Asset Income Class C
	11/30/11	11.53	0.14	0.21	0.35	0.18	—	0.18	11.70
	11/30/12	11.70	0.08	0.86	0.94	0.14	—	0.14	12.50
	11/30/13	12.50	0.11	1.13	1.24	0.13	—	0.13	13.61
	11/30/14	13.61	0.17	0.48	0.65	0.18	—	0.18	14.08
	11/30/15	14.08	0.28	(0.40)	(0.12)	0.30	0.94	1.24	12.72
	05/31/16(U)	12.72	0.11	0.17	0.28	0.13	0.84	0.97	12.03
Multi-Asset Income Class I
	11/30/11(C)	11.73	0.21	0.05	0.26	0.28	—	0.28	11.71
	11/30/12	11.71	0.18	0.85	1.03	0.22	—	0.22	12.52
	11/30/13	12.52	0.24	1.13	1.37	0.25	—	0.25	13.64
	11/30/14	13.64	0.31	0.48	0.79	0.32	—	0.32	14.11
	11/30/15	14.11	0.41	(0.39)	0.02	0.43	0.94	1.37	12.76
	05/31/16(U)	12.76	0.17	0.16	0.33	0.19	0.84	1.03	12.06

See notes to Financial Highlights at the end of the schedule.

						Ratios/Supplemental Data
						Ratio of expenses to		Ratio of net		Ratio of net investment
				Ratio of		average net assets before		investment		income (loss) to average net
Fund/	Total		Net assets at	expenses to		contractual and		income (loss) to		assets before contractual and		Portfolio
Share	return		end of period	average net		voluntary expense		average net assets		voluntary expense		turnover
Class	(%)*		(000 omitted)	assets (%)		reimbursements (%)**		(%)		reimbursements (%)**		rate (%)
Low Duration Bond Class A
	1.27		$887,005	0.84		0.84		1.19		1.19		42
	0.40		554,187	0.86		0.86		0.65		0.65		27
	(0.82)		307,959	0.89		0.89		0.37		0.37		16
	0.54		187,430	0.95		0.95		1.33		1.33		51
	(0.12)		117,770	0.97		0.97		1.92		1.92		27
	0.22	++	106,351	0.96	+	0.96	+	1.88	+	1.88	+	64	++
Low Duration Bond Class I
	0.75	++	44,267	0.68	+	0.68	+	1.83	+	1.83	+	51	++
	0.14		47,788	0.63		0.63		2.29		2.29		27
	0.46	++	37,595	0.61	+	0.61	+	2.24	+	2.24	+	64	++
Low Duration Bond Class S
	0.85		2,068,558	1.25		1.25		0.79		0.79		42
	0.11		1,535,093	1.25		1.25		0.27		0.27		27
	(1.19)		691,645	1.13		1.27		0.12		(0.03)		16
	0.53		516,503	1.08		1.13		1.23		1.19		51
	(0.29)		342,516	1.09		1.09		1.81		1.81		27
	0.14	++	263,101	1.09	+	1.09	+	1.75	+	1.75	+	64	++
Multi-Asset Income Class A
	3.78		122,315	1.13		1.13		1.87		1.87		330
	8.78		134,682	1.12		1.12		1.33		1.33		315
	10.67		166,168	1.03		1.03		1.58		1.58		279
	5.61		140,670	1.04		1.04		1.89		1.89		166
	0.01		126,591	1.04		1.04		2.86		2.86		198
	2.90	++	122,828	1.04	+	1.04	+	2.70	+	2.70	+	147	++
Multi-Asset Income Class C
	3.01		53,891	1.83		1.83		1.17		1.17		330
	8.04		70,037	1.81		1.81		0.65		0.65		315
	9.99		97,839	1.77		1.77		0.83		0.83		279
	4.83		117,373	1.76		1.76		1.19		1.19		166
	(0.78)		109,108	1.77		1.77		2.13		2.13		198
	2.53	++	106,199	1.78	+	1.78	+	1.95	+	1.95	+	147	++
Multi-Asset Income Class I
	2.24	++	4,611	1.08	+	1.26	+	1.84	+	1.66	+	330	++
	8.87		17,882	1.00		1.00		1.47		1.47		315
	11.01		29,833	0.80		0.80		1.79		1.79		279
	5.86		55,996	0.75		0.75		2.24		2.24		166
	0.29		50,728	0.77		0.77		3.13		3.13		198
	2.96	++	56,740	0.77	+	0.77	+	2.92	+	2.92	+	147	++

The accompanying notes are an integral part of the financial statements.

			Income from Investment Operations			Less Distributions
				Net gains or
		Net asset	Net	losses on		Dividends	Distributions
Fund/		value,	investment	securities (both	Total from	(from net	(from		Net asset
Share	Fiscal year	beginning	income	realized and	investment	investment	realized	Total	value, end
Class	(period ended)	of period	(loss)	unrealized)	operations	income)	gains)	distributions	of period
Small Company Class A
	11/30/11	$7.28	$(0.04)	$0.71	$0.67	$—	$—	$—	$7.95
	11/30/12	7.95	—	0.70	0.70	—	0.69	0.69	7.96
	11/30/13	7.96	(0.02)	2.25	2.23	—	1.67	1.67	8.52
	11/30/14	8.52	—	0.38	0.38	—	1.71	1.71	7.19
	11/30/15	7.19	(0.03)	0.26	0.23	—	1.84	1.84	5.58
	05/31/16(U)	5.58	(0.01)	(0.01)	(0.02)	—	0.94	0.94	4.62
Small Company Class C
	11/30/11	6.57	(0.09)	0.64	0.55	—	—	—	7.12
	11/30/12	7.12	(0.05)	0.61	0.56	—	0.69	0.69	6.99
	11/30/13	6.99	(0.06)	1.91	1.85	—	1.67	1.67	7.17
	11/30/14	7.17	(0.04)	0.30	0.26	—	1.71	1.71	5.72
	11/30/15	5.72	(0.05)	0.18	0.13	—	1.84	1.84	4.01
	05/31/16(U)	4.01	(0.02)	(0.02)	(0.04)	—	0.94	0.94	3.03
Small Company Class I
	11/30/11	7.40	—	0.71	0.71	—	—	—	8.11
	11/30/12	8.11	0.02	0.72	0.74	—	0.69	0.69	8.16
	11/30/13	8.16	0.01	2.32	2.33	0.04	1.67	1.71	8.78
	11/30/14	8.78	0.03	0.38	0.41	—	1.71	1.71	7.48
	11/30/15	7.48	(0.01)	0.28	0.27	0.02	1.84	1.86	5.89
	05/31/16(U)	5.89	—	(0.01)	(0.01)	—	0.94	0.94	4.94
Small Company Class R6
	11/30/15(A)	5.44	(0.01)	0.17	0.16	—	—	—	5.60
	05/31/16(U)	5.60	—	—	—	—	0.94	0.94	4.66
Sustainable Core Opportunities Class A
	11/30/11	11.92	0.06	0.63	0.69	0.04	—	0.04	12.57
	11/30/12	12.57	0.09	1.66	1.75	0.06	—	0.06	14.26
	11/30/13	14.26	0.11	4.25	4.36	0.11	—	0.11	18.51
	11/30/14	18.51	0.16	2.27	2.43	0.11	—	0.11	20.83
	11/30/15	20.83	0.38	(0.41)	(0.03)	0.17	—	0.17	20.63
	05/31/16(U)	20.63	0.08	0.07	0.15	0.41	0.20	0.61	20.17
Sustainable Core Opportunities Class I
	11/30/11	11.97	0.10	0.64	0.74	0.09	—	0.09	12.62
	11/30/12	12.62	0.13	1.67	1.80	0.11	—	0.11	14.31
	11/30/13	14.31	0.15	4.25	4.40	0.14	—	0.14	18.57
	11/30/14	18.57	0.22	2.27	2.49	0.13	—	0.13	20.93
	11/30/15	20.93	0.44	(0.42)	0.02	0.22	—	0.22	20.73
	05/31/16(U)	20.73	0.11	0.07	0.18	0.47	0.20	0.67	20.24

See notes to Financial Highlights at the end of the schedule.

						Ratios/Supplemental Data
						Ratio of expenses to			Ratio of net investment
						average net assets		Ratio of net	income (loss) to average net
Fund/			Net assets at	Ratio of expenses to		before contractual and		investment income	assets before contractual and	Portfolio
Share	Total return		end of period	average net assets		voluntary expense		(loss) to average net	voluntary expense	turnover
Class	(%)*		(000 omitted)	(%)		reimbursements (%)**		assets (%)	reimbursements (%)**	rate (%)
Small Company Class A
	9.20		$1,093,043	1.10		1.10		(0.44)	(0.44)	37
	9.63		815,661	1.14		1.14		(0.05)	(0.05)	33
	34.79		808,145	1.21		1.21		(0.24)	(0.24)	23
	5.40		682,481	1.20		1.20		0.06	0.06	59
	5.32		596,864	1.25		1.25		(0.61)	(0.61)	70
	0.08	++	646,563	1.27	+	1.27	+	(0.51)+	(0.51)+	38	++
Small Company Class C
	8.37		153,765	1.85		1.85		(1.20)	(1.20)	37
	8.70		119,594	1.89		1.89		(0.79)	(0.79)	33
	33.94		128,521	1.93		1.93		(0.97)	(0.97)	23
	4.55		115,642	1.91		1.91		(0.66)	(0.66)	59
	4.72		108,192	1.94		1.94		(1.30)	(1.30)	70
	(0.49	)++	106,964	1.98	+	1.98	+	(1.20)+	(1.20)+	38	++
Small Company Class I
	9.59		1,153,094	0.68		0.68		(0.03)	(0.03)	37
	9.96		523,540	0.79		0.79		0.31	0.31	33
	35.40		385,692	0.81		0.81		0.17	0.17	23
	5.62		247,639	0.85		0.85		0.46	0.46	59
	5.71		220,543	0.87		0.87		(0.24)	(0.24)	70
	0.28	++	228,367	0.92	+	0.92	+	(0.14)+	(0.14)+	38	++
Small Company Class R6
	2.94	++	599	0.73	+	2.96	+	(0.18)+	(2.41)+	70	++
	0.47	++	6,172	0.71	+	1.49	+	(0.18)+	(0.96)+	38	++
Sustainable Core Opportunities Class A
	5.79		172,858	1.34		1.34		0.45	0.45	7
	14.00		182,345	1.32		1.32		0.66	0.66	4
	30.74		224,489	1.26		1.26		0.67	0.67	14
	13.18		239,707	1.24		1.24		0.85	0.85	20
	(0.13	)#	224,862	1.21		1.21		1.85 ^	1.85 ^	20
	0.77	++	337,167	1.20	+	1.20	+	0.85 +	0.85 +	28	++
Sustainable Core Opportunities Class I
	6.15		8,483	1.00		1.00		0.79	0.79	7
	14.38		8,194	1.04		1.04		0.94	0.94	4
	31.05		12,418	1.00		1.00		0.93	0.93	14
	13.50		15,275	0.97		0.97		1.13	1.13	20
	0.12	#	14,926	0.93		0.93		2.13 ^	2.13 ^	20
	0.91	++	21,459	0.97	+	0.97	+	1.09 +	1.09 +	28	++

The accompanying notes are an integral part of the financial statements.

			Income from Investment Operations			Less Distributions
				Net gains or
				losses on
		Net asset	Net	securities		Dividends	Distributions
Fund/		value,	investment	(both	Total from	from net	(from			Net asset
Share	Fiscal year	beginning	income	realized and	investment	investment	realized	Return of	Total	value, end of
Class	(period ended)	of period	(loss)	unrealized)	operations	income)	gains)	Capital	distributions	period
Total Return Bond Class A
	11/30/11(C)	$10.00	$0.24	$0.18	$0.42	$0.28	$—	$—	$0.28	$10.14
	11/30/12	10.14	0.21	1.01	1.22	0.25	0.18	—	0.43	10.93
	11/30/13	10.93	0.25	—	0.25	0.28	0.25	—	0.53	10.65
	11/30/14	10.65	0.24	0.15	0.39	0.27	0.13	—	0.40	10.64
	11/30/15	10.64	0.19	(0.28)	(0.09)	0.21	—	—	0.21	10.34
	05/31/16(U)	10.34	0.09	0.04	0.13	0.11	—	—	0.11	10.36
Total Return Bond Class C
	11/30/11(C)	10.00	0.23	0.18	0.41	0.28	—	—	0.28	10.13
	11/30/12	10.13	0.17	1.02	1.19	0.23	0.18	—	0.41	10.91
	11/30/13	10.91	0.20	(0.01)	0.19	0.22	0.25	—	0.47	10.63
	11/30/14	10.63	0.18	0.14	0.32	0.21	0.13	—	0.34	10.61
	11/30/15	10.61	0.10	(0.28)	(0.18)	0.12	—	—	0.12	10.31
	05/31/16(U)	10.31	0.05	0.05	0.10	0.07	—	—	0.07	10.34
Total Return Bond Class I
	11/30/11(C)	10.00	0.25	0.19	0.44	0.30	—	—	0.30	10.14
	11/30/12	10.14	0.23	1.02	1.25	0.27	0.18	—	0.45	10.94
	11/30/13	10.94	0.29	(0.03)	0.26	0.29	0.25	—	0.54	10.66
	11/30/14	10.66	0.25	0.15	0.40	0.28	0.13	—	0.41	10.65
	11/30/15	10.65	0.20	(0.27)	(0.07)	0.23	—	—	0.23	10.35
	05/31/16(U)	10.35	0.10	0.05	0.15	0.12	—	—	0.12	10.38
Total Return Bond Class R3
	11/30/15(A)	10.53	0.18	(0.18)	—	0.19	—	—	0.19	10.34
	05/31/16(U)	10.34	0.09	0.04	0.13	0.11	—	—	0.11	10.36
Total Return Bond Class R6
	11/30/15(A)	10.53	0.20	(0.17)	0.03	0.21	—	—	0.21	10.35
	05/31/16(U)	10.35	0.10	0.04	0.14	0.12	—	—	0.12	10.37
Unconstrained Bond Class A
	11/30/15(A)	10.00	0.11	(0.23)	(0.12)	0.12	—	—	0.12	9.76
	05/31/16(U)	9.76	0.06	0.10	0.16	0.07	0.02	—	0.09	9.83
Unconstrained Bond Class C
	11/30/15(A)	10.00	0.06	(0.26)	(0.20)	0.08	—	—	0.08	9.72
	05/31/16(U)	9.72	0.02	0.11	0.13	0.04	0.02	—	0.06	9.79
Unconstrained Bond Class I
	11/30/15(A)	10.00	0.13	(0.24)	(0.11)	0.13	—	—	0.13	9.76
	05/31/16(U)	9.76	0.07	0.10	0.17	0.07	0.02	—	0.09	9.84

Per share net investment (income) loss for each Fund is calculated utilizing the average shares method unless otherwise noted.

Amounts designated as “—“ are either zero or represent less than $0.005 or $(0.005).

* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge nor a CDSC is reflected in the calculation of total return. Total returns would have been lower in applicable years where the Advisor had not waived a portion of its fee.

** Expense reductions are comprised of the contractual and voluntary expense reimbursements as described in Note (3), if applicable.

+ Annualized.

++ Not Annualized.

(A) Commenced operations December 23, 2014.

(B) Commenced operations January 31, 2014.

(C) Commenced operations December 17, 2010.

(U) Unaudited.

See notes to Financial Highlights at the end of the schedule.

						Ratios/Supplemental Data
						Ratio of expenses to				Ratio of net investment
				Ratio of		average net assets before		Ratio of net		income (loss) to average net
Fund/	Total		Net assets at	expenses to		contractual and		investment income		assets before contractual and		Portfolio
Share	return		end of period	average net		voluntary expense		(loss) to average		voluntary expense		turnover
Class	(%)*		(000 omitted)	assets (%)		reimbursements (%)**		net assets (%)		reimbursements (%)**		rate (%)
Total Return Bond Class A
	4.28	++	$23,856	0.95	+	0.95	+	2.46	+	2.46	+	784	++
	12.34		111,263	0.94		0.96		2.00		1.98		915
	2.33		102,138	0.89		0.95		2.38		2.32		499
	3.66		203,871	0.89		0.93		2.25		2.21		432
	(0.87)		315,820	0.89		0.94		1.76		1.71		441
	1.28	++	121,437	0.89	+	1.10	+	1.75	+	1.54	+	159	++
Total Return Bond Class C
	4.16	++	14,205	1.04	+	1.04	+	2.40	+	2.40	+	784	++
	12.02		29,323	1.35		1.37		1.62		1.60		915
	1.79		26,222	1.42		1.48		1.88		1.81		499
	3.01		47,015	1.49	@	1.53	@	1.68		1.64		432
	(1.69)		42,316	1.70		1.75		0.93		0.88		441
	0.96	++	35,739	1.63	+	1.70	+	0.97	+	0.90	+	159	++
Total Return Bond Class I
	4.40	++	11,070	0.82	+	0.82	+	2.60	+	2.60	+	784	++
	12.59		22,792	0.77		0.79		2.20		2.19		915
	2.46		61,268	0.73		0.79		2.69		2.63		499
	3.79		485,459	0.74		0.78		2.31		2.27		432
	(0.70)		472,782	0.69		0.74		1.94		1.89		441
	1.46	++	410,581	0.66	+	0.73	+	1.94	+	1.87	+	159	++
Total Return Bond Class R3
	0.00	++	596	0.89	+@	2.87	+@	1.86	+	(0.12	)+	441	++
	1.28	++	603	0.89	+@	3.32	+@	1.70	+	(0.73	)+	159	++
Total Return Bond Class R6
	0.26	++	596	0.69	+	2.87	+	2.06	+	(0.12	)+	441	++
	1.38	++	605	0.69	+	3.32	+	1.90	+	(0.73	)+	159	++
Unconstrained Bond Class A
	(1.23	)++	5,008	1.16	+@	1.16	+@	1.19	+	1.19	+	1153	++
	1.60	++	5,120	1.27	+@	1.27	+@	1.26	+	1.26	+	325	++
Unconstrained Bond Class C
	(1.99	)++	1,649	1.88	+@	1.88	+@	0.64	+	0.64	+	1153	++
	1.27	++	1,725	2.03	+@	2.03	+@	0.50	+	0.50	+	325	++
Unconstrained Bond Class I
	(1.14	)++	18,883	1.00	+	1.00	+	1.35	+	1.35	+	1153	++
	1.78	++	19,542	1.01	+	1.01	+	1.52	+	1.52	+	325	++

# Includes the impact of proceeds received and credited to the Funds resulting from class action settlements, which enhanced the performance for the Sentinel Common Stock Fund Class A by 0.04%, Sentinel Common Stock Fund Class C by 0.07% and Sentinel Common Stock Fund Class I by 0.04% for the fiscal year ended November 30, 2011; and Sentinel Sustainable Core Opportunities Fund Class A by 0.05% and Sentinel Sustainable Core Opportunities Fund Class I by 0.04% for the fiscal year ended November 30, 2015.

^ Includes the impact of special dividends resulting from an acquisition of Covidien plc by Medtronic, Inc. on January 26, 2015 through the formation of a new holding company, Medtronic plc, incorporated in Ireland. These special dividends enhanced the ratios of net investment income for the Sentinel Balanced Fund Class A by 0.86%, Sentinel Balanced Fund Class C by 0.86%, Sentinel Balanced Fund Class I by 0.86%, the Sentinel Common Stock Fund Class A by 1.22%, Sentinel Common Stock Fund Class C by 1.22%, Sentinel Common Stock Fund Class I by 1.22%, Sentinel Common Stock Fund Class R6 by 1.30%, Sentinel Sustainable Core Opportunities Fund Class A by 1.07% and Sentinel Sustainable Core Opportunities Fund Class I by 1.07% for the fiscal year ended November 30, 2015. @ Includes the impact of the shares owned by NLV Financial Corporation and its affiliates, who do not get charged a distribution fee, which decreases the ratio by 0.20% for the Sentinel Total Return Bond Fund Class C for the fiscal year ended November 30, 2014; 0.30% for the ratio of expenses to average net assets on Sentinel Total Return Bond Fund Class R3, 0.50% for the ratio of expenses to average net assets before contractual and voluntary expense reimbursements on Sentinel Total Return Bond Fund Class R3, 0.20% for the Sentinel Unconstrained Bond Fund Class A, 0.18% for the ratio of expenses to average net assets on Sentinel Unconstrained Bond Fund Class C and 0.92% for the ratio of expenses to average net assets before contractual and voluntary expense reimbursements on Sentinel Unconstrained Bond Fund Class C for the fiscal period from December 23, 2014 to November 30, 2015; 0.30% for the ratio of expenses to average net assets on Sentinel Total Return Bond Fund Class R3, 0.50% for the ratio of expenses to average net assets before contractual and voluntary expense reimbursements on Sentinel Total Return Bond Fund Class R3, 0.20% for the Sentinel Unconstrained Bond Fund Class A, 0.03% for the ratio of expenses to average net assets on Sentinel Unconstrained Bond Fund Class C and 0.87% for the ratio of expenses to average net assets before contractual and voluntary expense reimbursements on Sentinel Unconstrained Bond Fund Class C for the fiscal six months ended May 31, 2016.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

(1) Organization:

Sentinel Group Funds, Inc. (“Company”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Company currently consists of ten separate series (each individually referred to as a “Fund”) with the following share classes offered:

FUND NAME	SHARE CLASSES OFFERED
Sentinel Balanced Fund	Class A, Class C and Class I
Sentinel Common Stock Fund	Class A, Class C, Class I and Class R6
Sentinel Government Securities Fund	Class A, Class C and Class I
Sentinel International Equity Fund	Class A, Class C and Class I
Sentinel Low Duration Bond Fund	Class A, Class I and Class S
Sentinel Multi-Asset Income Fund	Class A, Class C and Class I
Sentinel Small Company Fund	Class A, Class C, Class I and Class R6
Sentinel Sustainable Core Opportunities Fund	Class A and Class I
Sentinel Total Return Bond Fund	Class A, Class C, Class I, Class R3 and Class R6
Sentinel Unconstrained Bond Fund	Class A, Class C and Class I

Each Fund has its own investment objectives. Each class of shares has identical voting, dividend, liquidation and other rights, except that the classes bear different distribution fees, registration fees and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan, as applicable.

(2) Significant Accounting Policies:

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make certain estimates and assumptions at the date of the financial statements that affect the reported amounts and disclosures on the financial statements. Actual results could differ from the estimates. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Codification Topic 946 — Investment Companies, which is part of GAAP. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A. Security Valuation:

Equity securities, including Exchange Traded Funds (“ETFs”), that are traded on a national or foreign securities exchange and over-the-counter (“OTC”) securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. OTC securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The bid price is generally used for valuation purposes. Fixed-income securities with maturities of less than 60 days remaining to maturity (including long-term and short-term fixed income securities with original maturities greater than 60 days) are valued at amortized cost, which approximates market value, and are reviewed to determine that no material variation exists between cost and market. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in cleared or non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, including an unscheduled early closing of a primary exchange or when trading in a particular security is halted during the day and does not resume prior to the time a Fund’s net asset value is calculated, will be fair valued under procedures adopted by the Funds’ Board of Directors (the “Board”). The Board has delegated this responsibility to the Sentinel Valuation Committee (the “Valuation Committee”), established by Sentinel Asset Management, Inc. (“SAMI”), a subsidiary of NLV Financial Corporation, and subject to its review and supervision. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund’s net asset value.

The Funds may use one or more independent pricing services, as approved by the Board. Such independent pricing services shall provide their daily evaluations directly to the Funds’ custodian bank and fund accounting service provider, State Street Bank and Trust Company (“SSB”). Sentinel Administrative Services, Inc. (“SASI”), the Funds’ administrator and a subsidiary of SAMI, shall have an oversight role over the daily accounting process. Portfolio securities for which market quotations are readily available shall be valued at current market value; other securities and assets shall be valued at fair value as determined in good faith by SAMI, which may act through its Valuation Committee, subject to the overall oversight of the Board or its Audit Committee.

The Valuation Committee, SSB and SASI perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings to review underlying methodologies, policies and procedures with respect to valuations, 2) daily monitoring of significant events that may impact markets and valuations, 3) daily comparisons of security valuations versus prior day valuations for all securities with additional follow-up procedures implemented for those that exceed established thresholds, and 4) daily reviews of stale valuations and manually priced securities which may be subjected to additional procedures at the discretion of the Valuation Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored by SAMI for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

B. Fair Value Measurement:

In June 2013, FASB issued Accounting Standards Update (“ASU”) No. 2013-08 “Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements” that creates a two-tiered approach to assess whether an entity is an investment company. Under ASU 2013-08, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The guidance also requires an investment company to measure non-controlling ownership interests in

Notes to Financial Statements

other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management has evaluated the implications of ASU 2013-08 and included disclosures, where applicable.

In response to FASB’s issuance of ASU 2011-4, which contains amendments designed to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards, management has evaluated the implications of these amendments on the financial statements and included disclosures, where applicable, to address the following concerns:

(1) Information about transfers between Level 1 and Level 2 of the fair value hierarchy.

(2) Information about the sensitivity of a fair value measurement categorized within Level 3 of the fair value hierarchy to changes in unobservable inputs and any interrelationships between those unobservable inputs.

(3) The categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position, but for which the fair value of such items is required to be disclosed.

In accordance with GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•             Level 1 — Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts (“ADRs”), domestic ETFs, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

•             Level 2 — Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges, foreign ETFs, forward foreign currency contracts, cleared derivatives, non-exchange traded derivatives and OTC securities (including some ADRs) not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RICs) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.

•             Level 3 — Significant unobservable inputs (including non-binding broker quotes or the Valuation Committee’s own assumptions in determining the fair value of investments).

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided would be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments would be classified as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date. Effective March 30, 2016, one significant change to the valuation techniques was a move from mean to bid pricing with respect to fixed-income securities with maturities of greater than 60 days. In addition, the Valuation Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

Notes to Financial Statements

The fair value measurements as of May 31, 2016 were as follows:

	Quoted Prices	Other
	(Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities - Assets:
Balanced:
Agency Discount Notes	$—	$3,400,000	$—	$3,400,000
Collateralized Mortgage Obligations	—	3,603,747	—	3,603,747
Domestic Common Stocks	193,905,587	—	—	193,905,587
Domestic Corporate Bonds	—	1,410,929	—	1,410,929
Domestic Exchange Traded Funds	28,161,935	—	—	28,161,935
Foreign Stocks & ADRs:
Netherlands	4,028,400	—	—	4,028,400
Switzerland	—	1,972,800	—	1,972,800
Institutional Money Market Funds	—	19,102,403	—	19,102,403
Mortgage-Backed Securities	—	43,858,329	—	43,858,329
U.S. Treasury Obligations	—	19,999,925	—	19,999,925
Totals	$226,095,922	$93,348,133	$—	$319,444,055

Common Stock:
Agency Discount Notes	$—	$3,100,000	$—	$3,100,000
Domestic Common Stocks	2,014,112,518	—	—	2,014,112,518
Foreign Stocks & ADRs:
Netherlands	38,046,000	—	—	38,046,000
Switzerland	—	25,482,000	—	25,482,000
Institutional Money Market Funds	—	17,204,497	—	17,204,497
U.S. Treasury Obligations	—	19,999,925	—	19,999,925
Totals	$2,052,158,518	$65,786,422	$—	$2,117,944,940

Government Securities:
Agency Discount Notes	$—	$1,100,000	$—	$1,100,000
Collateralized Mortgage Obligations	—	20,401,030	—	20,401,030
Institutional Money Market Funds	—	11,942,987	—	11,942,987
Mortgage-Backed Securities	—	197,354,026	—	197,354,026
U.S. Treasury Obligations	—	6,999,979	—	6,999,979
Totals	$—	$237,798,022	$—	$237,798,022

International Equity:
Domestic Common Stocks	$20,465,891	$—	$—	$20,465,891
Foreign Stocks & ADRs	—	128,595,195	—	128,595,195
Institutional Money Market Funds	—	8,901,706	—	8,901,706
Totals	$20,465,891	$137,496,901	$—	$157,962,792

Low Duration Bond:
Agency Discount Notes	$—	$8,500,000	$—	$8,500,000
Asset Backed Securities	—	1,602,960	—	1,602,960
Bank Loans	—	1,790,087	—	1,790,087
Collateralized Mortgage Obligations	—	104,254,261	—	104,254,261
Commercial Mortgage-Backed Securities	—	13,685,894	—	13,685,894
Domestic Corporate Bonds	—	15,624,822	—	15,624,822
Domestic Exchange Traded Funds	167,104,425	—	—	167,104,425
Institutional Money Market Funds	—	19,773,488	—	19,773,488
Mortgage-Backed Securities	—	1,361,671	—	1,361,671
Residential Mortgage-Backed Securities	—	16,865,199	—	16,865,199
U.S. Treasury Obligations	—	56,999,812	—	56,999,812
Totals	$167,104,425	$240,458,194	$—	$407,562,619

Notes to Financial Statements

	Quoted Prices	Other
	(Unadjusted) in Active	Significant	Significant
	Markets for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Sentinel Fund / Category	(Level 1)	(Level 2)	(Level 3)	Total
Multi-Asset Income:
Agency Discount Notes	$—	$450,000	$—	$450,000
Asset Backed Securities	—	300,555	—	300,555
Bank Loans	—	1,928,712	—	1,928,712
Collateralized Mortgage Obligations	—	371,810	—	371,810
Domestic Common Stocks	757,188	—	—	757,188
Domestic Corporate Bonds	—	3,503,569	—	3,503,569
Domestic Exchange Traded Funds	271,203,378	—	—	271,203,378
Institutional Money Market Funds	—	8,811,580	—	8,811,580
Totals	$271,960,566	$15,366,226	$—	$287,326,792

Small Company:
Agency Discount Notes	$—	$6,400,000	$—	$6,400,000
Domestic Common Stocks	903,781,862	—	—	903,781,862
Foreign Stocks & ADRs	12,792,881	—	—	12,792,881
Institutional Money Market Funds	—	30,562,248	—	30,562,248
Real Estate Investment Trusts	15,188,157	—	—	15,188,157
U.S. Treasury Obligations	—	29,999,894	—	29,999,894
Totals	$931,762,900	$66,962,142	$—	$998,725,042

Sustainable Core Opportunities:
Agency Discount Notes	$—	$800,000	$—	$800,000
Domestic Common Stocks	324,884,334	—	—	324,884,334
Foreign Stocks & ADRs:
Denmark	1,640,100	—	—	1,640,100
Israel	2,411,783	—	—	2,411,783
Netherlands	7,161,600	—	—	7,161,600
Switzerland		3,288,000	—	3,288,000
Institutional Money Market Funds	—	12,602,468	—	12,602,468
Real Estate Investment Trusts	2,353,000	—	—	2,353,000
U.S. Treasury Obligations	—	2,999,991	—	2,999,991
Totals	$338,450,817	$19,690,459	$—	$358,141,276

Total Return Bond:
Agency Discount Notes	$—	$10,100,000	$—	$10,100,000
Asset Backed Securities	—	2,003,700	—	2,003,700
Bank Loans	—	1,379,575	—	1,379,575
Collateralized Mortgage Obligations	—	11,674,745	—	11,674,745
Domestic Corporate Bonds	—	16,806,740	—	16,806,740
Domestic Exchange Traded Funds	240,871,801	—	—	240,871,801
Institutional Money Market Funds	—	29,065,856	—	29,065,856
Mortgage-Backed Securities	—	236,127,305	—	236,127,305
U.S. Treasury Obligations	—	59,999,803	—	59,999,803
Totals	$240,871,801	$367,157,724	$—	$608,029,525

Unconstrained Bond:
Agency Discount Notes	$—	$500,000	$—	$500,000
Asset Backed Securities	—	100,185	—	100,185
Bank Loans	—	62,550	—	62,550
Domestic Corporate Bonds	—	485,863	—	485,863
Domestic Exchange Traded Funds	9,491,159	—	—	9,491,159
Institutional Money Market Funds	—	10,197,797	—	10,197,797
Mortgage-Backed Securities	—	3,342,732	—	3,342,732
U.S. Treasury Obligations	—	2,999,991	—	2,999,991
Totals	$9,491,159	$17,689,118	$—	$27,180,277

Investments in Securities - Liabilities:
None.

Notes to Financial Statements

	Quoted Prices		Other
	(Unadjusted) in Active		Significant	Significant
	Markets for Identical		Observable	Unobservable
	Assets		Inputs	Inputs
Sentinel Fund / Category	(Level 1)		(Level 2)	(Level 3)	Total
Derivatives - Assets:
Low Duration Bond:
Futures Contracts	$483,494	*	$—	$—	$483,494	*

*The fair value represents the cumulative unrealized appreciation (depreciation) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable or payable at that date.

Please refer to each Fund’s Schedule of Investments for more detailed information on specific securities, including industry classifications.

There was no reportable Fair Value Level 3 activity for the fiscal six months ended May 31, 2016.

There were no reportable transfers between Level 1, Level 2 and Level 3 investments for the fiscal six months ended May 31, 2016.

C. Securities Transactions and Related Investment Income:

For purposes of the Funds’ financial statements, securities transactions are accounted for on trade date. For purposes of calculating the net asset values (NAVs), securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

(1) when trades occur on a day that happens to coincide with the last business day of a calendar month; or

(2) on occasion, if SASI believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income. Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) and master limited partnerships often include a “return of capital” which is recorded by the Funds as a reduction of the cost basis of the securities held.

D. Dividends and Distributions:

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for gains and losses on mortgage-backed securities payment receipts, foreign currency transactions, the reclassification of net investment losses, the expiration of capital loss carry forwards to paid-in capital and returns of capital from underlying investments. No reclassifications were made to reflect these differences as of May 31, 2016.

E. Federal Income Taxes:

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Fund will not be subject to federal and state income taxes to the extent that all of its income is distributed. The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned based on management’s understanding of applicable local tax law.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds’ financial statements as a result of these uncertainties. As of May 31, 2016, the Funds did not have any unrecognized tax benefits.

F. Foreign Currency Translations:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates on the following basis:

(1) market value of investment securities, assets and liabilities at the closing daily rate of exchange; and

(2) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that due to changes in market prices of such securities for purposes of the Funds’ financial statements. However, pursuant to United States federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

G. Forward Foreign Currency Contracts:

Sentinel Balanced Fund, Sentinel Common Stock Fund, Sentinel International Equity Fund, Sentinel Low Duration Bond Fund, Sentinel Multi-Asset Income Fund, Sentinel Small Company Fund, Sentinel Sustainable Core Opportunities Fund, Sentinel Total Return Bond Fund and Sentinel Unconstrained Bond Fund may enter into forward foreign exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward contracts are valued at the forward rate and are marked-to-market daily. The daily change in the market value is recorded as an unrealized gain or loss. The Funds realize a gain or loss when the forward contract is closed on delivery of the currency. Risks may arise with respect to entering into

Notes to Financial Statements

forward contracts from potential inability of counterparties to meet the terms of the forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. A Fund’s risk of loss from forward currency contracts may exceed the related amounts reflected on the Statement of Assets and Liabilities. No forward foreign currency contracts were entered into during the fiscal six months ended May 31, 2016.

H. Options Contracts:

Each Fund may enter into options contracts.

Purchasing Put Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities and indices of securities prices. A Fund may terminate its position in a put position it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American Style, it may be exercised on any day up to its expiration date. A European Style option may be exercised only on its expiration date. The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs). The Funds may purchase put options, but will not sell, or write, put options on individual securities, except to close out put options previously purchased.

Selling (Writing) Call Options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted daily to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written by a Fund is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option written by a Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The risk associated with purchasing put and call options is limited to the premium paid. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the underlying security price does not rise sufficiently to offset the cost of the option. The Funds will not purchase call options on individual securities, except to close out call options previously sold, but may sell, or write, call options on individual securities. Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases. The writer of an exchange traded put or call option on a security or an index of securities is required to deposit cash or securities or a letter of credit as margin to make mark-to-market payments of variation margin as the position becomes unprofitable. Written call options have an unlimited risk of loss if the value of the underlying investment increases.

Options on Indices. Each Fund that is permitted to enter into options transactions may purchase and sell (write) put and call options on any securities index based on securities in which the Fund may invest. Options on securities indices are similar to options on securities, except that the exercise of security index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Fund’s investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus a Fund may not be able to close out an option position that it has previously entered into. When a Fund purchases an over-the-counter option, it will be relying on its counterparty to perform its obligations, and a Fund may incur additional losses if the counterparty is unable to perform.

During the fiscal six months ended May 31, 2016, none of the Funds entered into options contracts.

I. Futures Contracts:

Each Fund may enter into futures contracts.

When a Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Any open contract would be recorded as variation margin receivable or payable on the statement of assets and liabilities to the extent such variation margin has not been received or paid and unrealized gain or loss on the statement of operations. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. This amount is included in net realized gain or loss on futures contracts in the statement of operations. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when a Fund wishes to close out a particular position.

When a Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts tends to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position tends to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, tends to offset both positive and negative market price changes, much as if the underlying instrument has been sold. During the fiscal six months ended May 31, 2016, the Sentinel Balanced, Sentinel Multi-Asset Income, Sentinel Total Return Bond and Sentinel Unconstrained Bond Funds sold varying combinations of futures contracts in U.S. Treasury 10-Year Notes and U.S. Treasury 30-Year Bonds to manage duration by hedging interest rate risk; the Sentinel Government Securities Fund sold futures contracts in U.S. Treasury 30-Year Bonds to manage duration by

Notes to Financial Statements

hedging interest rate risk; the Sentinel Low Duration Bond, Sentinel Total Return Bond and Sentinel Unconstrained Bond Funds sold futures contracts in U.S. Treasury 5-Year Notes to manage duration by hedging interest rate risk; the Sentinel Multi-Asset Income Fund sold futures contracts on the Standard & Poor’s 500 Index to hedge equity market risk; and the Sentinel Total Return Bond and Sentinel Unconstrained Bond Funds sold futures contracts on the Standard & Poor’s 500 Index to hedge high yield market risk associated with corporate bonds.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Fund buys or sells a futures contract it is required to deposit “initial margin” with its custodian in a segregated account in the name of its futures broker, known as a futures commission merchant (“FCM”). Initial margin deposits are typically equal to a small percentage of the contract’s value. If the value of either party’s position declines, that party is required to make additional “variation margin” payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Fund to close out its futures positions. Until it closes out a futures position, a Fund is obligated to continue to pay variation margin. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCMs other customers, potentially resulting in losses to the Fund. Futures contracts involve, to varying degrees, off-balance sheet risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

J. Swaps:

The Sentinel Balanced, Sentinel Government Securities, Sentinel Low Duration Bond, Sentinel Multi-Asset Income, Sentinel Total Return Bond and Sentinel Unconstrained Bond Funds may enter into swaps agreements.

Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular “notional amount”. Swaps may involve an interest rate (fixed or floating), a commodity price index, or a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other make payments equivalent to a specified interest rate index. A fixed-income Fund may engage in simple or more complex swap transactions involving a wide variety of underlying instruments or rates.

Swaps are credit-intensive products. A Fund that enters into a swap transaction bears the risk of default (i.e., nonpayment) by the other party to the swap. The internal limitation below which deals with counterparty risk is intended to reduce this risk to the extent reasonably practicable, but it cannot eliminate entirely the risk that a counter-party to a swap, or another OTC derivative, will default. Consistent with current market practices, a Fund will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for a net payment upon default. In addition, a Fund’s obligations under an agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.

Interest rate and total return swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total return swap defaults, a Fund’s risk of loss will consist of the payments that a Fund is contractually entitled to receive from the other party. If there is a default by the other party, a Fund may have contractual remedies under the agreements related to the transaction. A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event certain defined credit events occur with respect to a particular security, issuer or basket of securities.

During the fiscal six months ended May 31, 2016, none of the Funds entered into swaps agreements.

K. Derivatives Transactions:

The following table summarizes the fair value of each Fund’s futures contracts held as of May 31, 2016 along with the related location on the accompanying Statement of Assets and Liabilities presented by primary underlying risk exposure:

	Purpose and Primary	Location on the
Sentinel Fund	Underlying Risk Exposure	Statement of Assets and Liabilities*	Fair Value of Assets*	Fair Value of Liabilities*
Low Duration Bond	Hedge interest rate risk.	Unrealized appreciation (depreciation) of investments and foreign exchange	$483,494	$—

*The fair value represents the cumulative unrealized appreciation (depreciation) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable or payable at that date.

Notes to Financial Statements

Additionally, the amounts of realized and unrealized gains and losses on futures contracts recognized in each Fund’s earnings during the fiscal year ended November 30, 2015 along with the related location on the accompanying Statement of Operations presented by primary underlying risk exposure are summarized as follows:

	Purpose and Primary	Location of Realized and Unrealized Gain	Net Realized	Net Change in Unrealized
Sentinel Fund	Underlying Risk Exposure	(Loss) on the Statement of Operations	Gain (Loss)	Appreciation (Depreciation)
Balanced	Hedge interest rate risk.	Futures contracts	$(186,717)	$—

Government Securities	Hedge interest rate risk.	Futures contracts	$11,404	$—

Low Duration Bond	Hedge interest rate risk.	Futures contracts	$(2,793,628)	$(249,734)

Multi-Asset Income	Hedge interest rate risk.	Futures contracts	$(230,430)	$—
	Hedge equity market risk.	Futures contracts	$411,286	$(40,750)
		Total	$180,856	$(40,750)

Total Return Bond	Hedge interest rate risk.	Futures contracts	$(4,016,681)	$928,136
	Hedge high yield market risk.	Futures contracts	$20,831	$(8,150)
		Total	$(3,995,850)	$919,986

Unconstrained Bond	Hedge interest rate risk.	Futures contracts	$(99,242)	$79,480
	Hedge high yield market risk.	Futures contracts	$38,015	$(5,433)
		Total	$(61,227)	$74,047

During the fiscal six months ended May 31, 2016, the average monthly notional value of short futures contracts for the months held was as follows:

Average Monthly
Sentinel Fund	Notional Value
Balanced	$—
Government Securities	—
Low Duration Bond	115,237,435
Multi-Asset Income	2,566,563
Total Return Bond	53,755,654
Unconstrained Bond	6,773,174

L. Repurchase Agreements:

Each Fund may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. The Funds’ policies require that all repurchase agreements entered into by the Funds provide that the market value of the collateral underlying the repurchase agreement at the time of purchase, and each subsequent business day, will always be at least equal to 102% of the repurchase agreement amount including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. There were no repurchase agreements outstanding at May 31, 2016.

M. Dollar Rolls:

Sentinel Balanced Fund, Sentinel Government Securities Fund, Sentinel Low Duration Bond Fund, Sentinel Multi-Asset Income Fund, Sentinel Total Return Bond Fund and Sentinel Unconstrained Bond Fund may enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forego principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. Realized gains and losses on sales, if applicable, are recorded on trade date plus one or trade date. There were no dollar roll transactions during the fiscal six months ended May 31, 2016.

N. Short Sales:

Sentinel Balanced Fund, Sentinel Government Securities Fund, Sentinel Low Duration Bond Fund, Sentinel Multi-Asset Income Fund, Sentinel Total Return Bond Fund and Sentinel Unconstrained Bond Fund may enter into short sales of agency mortgage-backed securities (“MBS”) that the Funds do not own, primarily as part of to-be-announced (“TBA”) swap transactions. A TBA swap transaction involves an agreement to purchase one agency MBS and a simultaneous agreement to sell a different agency MBS. Generally, a short sale involves the sale by a Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short position through a forward commitment or a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to a third party. Therefore, short sales involve the risk that a Fund’s losses may be exaggerated (without a limit). By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot decrease below zero. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Securities sold in short sale transactions and the interest payable on such transactions, if any, are reflected as a liability on the Statement of Assets and Liabilities. There were no short sale transactions during the fiscal six months ended May 31, 2016.

Notes to Financial Statements

O. Securities Lending:

Under an agreement with SSB, the Funds may lend their securities, up to 50% of each Fund’s portfolio before taking into account the securities on loan, to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash in an amount equivalent to 102% (domestic) or 105% (foreign) of the market value of the loaned securities. Any adjustments in collateral required to maintain those levels due to market value fluctuations are made the next business day. The cash collateral is invested in a registered money market fund advised by State Street Global Advisors, a subsidiary of SSB. A portion of the income generated by the investment of the collateral, net of any rebates paid by SSB to the borrowers, is remitted to SSB as lending agent, and the remainder is retained by the Fund. The Fund receives from the borrower all accrued dividend and interest amounts while the securities are out on loan. The Fund retains certain ownership rights as to the loaned securities when retaining such rights is considered to be in the Fund’s best interest. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of the collateral. The income earned by each Fund from securities lending is included in its Statement of Operations.

At May 31, 2016 the following Funds had securities on loan:

	Market Value	Market Value
Sentinel Fund	Loaned Securities	Collateral
Low Duration Bond	$57,097,790	$58,388,013
Multi-Asset Income	58,158,508	59,473,394
Total Return Bond	38,100,980	38,961,770
Unconstrained Bond	3,854,421	3,941,550

P. Line of Credit:

The Company has obtained access to an unsecured line of credit of up to $20,000,000 from SSB for temporary borrowing purposes. Each Fund may borrow up to 5% of its net assets, as calculated using net assets from the previous business day, with a maximum aggregate limit of $20,000,000. Borrowings under this arrangement bear interest at the current overnight Federal Funds rate or the London InterBank Offered Rate (LIBOR), which ever is greater, plus an additional 1.25%. In addition, a commitment fee equal to 0.25% per annum on the daily unused balance is paid quarterly to SSB and is included in Custodian fees on the Statement of Operations. The average amount outstanding and weighted average interest rate for each Fund that utilized the line of credit during the fiscal six months ended May 31, 2016 was as follows:

	Daily Average	Weighted Average
Sentinel Fund	Amount Outstanding	Interest Rate
Low Duration Bond	$1,649	1.68%
Small Company	33,395	1.65%

At May 31, 2016, none of the Funds had an outstanding balance against this line of credit.

Q. Other:

Direct expenses of a Fund are charged to that Fund while common expenses of the Company are allocated proportionately based upon the Funds’ respective average net assets or number of shareholder accounts.

Expenses not charged to a specific Class of each Fund are allocated on the basis of daily net assets or number of shareholder accounts on a pro rata basis. Class specific expenses such as 12b-1 distribution fees, blue sky registration fees, certain transfer agency fees and NASDAQ listing fees are charged to the appropriate class.

Investment income and realized and unrealized gains and losses are allocated pro rata based on the value of shares outstanding for each Class within a Fund.

Earnings credits are received from SSB on cash balances and are reflected in the Statement of Operations as an expense offset. There were no expense offsets for the fiscal six months ended May 31, 2016.

The Sentinel International Equity and Sentinel Small Company Funds are subject to redemption fees of 2% on shares held 30 calendar days or less. The Sentinel Balanced, Sentinel Common Stock, Sentinel Government Securities, Sentinel Low Duration Bond, Sentinel Multi-Asset Income, Sentinel Sustainable Core Opportunities, Sentinel Total Return Bond and Sentinel Unconstrained Bond Funds are subject to, under certain circumstances, an excessive trading fee of 2% of the amount redeemed. Both the redemption fee and excessive trading fee are subject to certain exceptions under which they may not be charged. For the fiscal six months ended May 31, 2016 these fees totaled $6,001.

Notes to Financial Statements

(3) Management Advisory Fee and Other Transactions with Affiliates:

Pursuant to Investment Advisory Agreements (“Advisory Agreements”), SAMI provides general supervision of the Funds’ investments. Under the Advisory Agreements, each Fund pays SAMI a monthly fee based on the annual rates shown below:

	Advisory
Sentinel Fund	Fee Rate	Average Daily Net Assets

	Each subject to:
Balanced	0.55%	First $200 million
Multi-Asset Income	0.50%	Next $200 million
Total Return Bond	0.45%	Next $600 million
	0.40%	Next $1 billion
	0.35%	In excess of $2 billion

	Each subject to:
Common Stock	0.70%	First $500 million
International Equity	0.65%	Next $300 million
Small Company	0.60%	Next $200 million
Sustainable Core Opportunities	0.50%	Next $1 billion
	0.40%	In excess of $2 billion

	Each subject to:
Government Securities	0.45%	First $500 million
Low Duration Bond	0.40%	Next $500 million
	0.35%	Next $1 billion
	0.30%	Next $2 billion
	0.25%	In excess of $4 billion
Unconstrained Bond	0.75%	First $200 million
	0.70%	Next $200 million
	0.65%	Next $600 million
	0.60%	Next $1 billion
	0.55%	In excess of $2 billion

The Class A shares of all Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. These distribution plans are herein referred to as the “A Plans”. Each of the Funds that offer Class C shares has also adopted a Class C distribution plan applicable to its Class C shares referred to as the “C Plans”. Sentinel Low Duration Bond Fund has adopted a distribution plan for its Class S shares referred to as the “S Plan” and Sentinel Total Return Bond Fund has adopted a distribution plan for its Class R3 shares referred to as the “R3 Plan”

Under the A Plans, each participating Fund pays to Sentinel Financial Services Company (the “Distributor”, a company in which SAMI and Sentinel Financial Services, Inc., a wholly owned subsidiary of SAMI, are partners), a monthly fee at the maximum annual rate of (a) 0.25% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Balanced, Sentinel Common Stock, Sentinel International Equity, Sentinel Low Duration Bond, Sentinel Multi-Asset Income, Sentinel Small Company and Sentinel Sustainable Core Opportunities Funds or (b) 0.20% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Government Securities, Sentinel Total Return Bond and Sentinel Unconstrained Bond Funds. Prior to March 30, 2016, the Distributor was paid a monthly fee at the maximum annual rate of 0.30% of average daily net assets relating to Class A shares outstanding in the case of the Sentinel Small Company Fund. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of each participating Fund. No fee is paid with respect to any Fund shares purchased prior to March 1, 1993.

Under the C Plans applicable to the Class C shares, the Class C shares of each of the Sentinel Balanced, Sentinel Common Stock, Sentinel Government Securities, Sentinel International Equity, Sentinel Multi-Asset Income, Sentinel Small Company, Sentinel Total Return Bond and Sentinel Unconstrained Bond Funds pay to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of each participating Fund. In the first year after the purchase, this fee is designed to recover the initial sales commission of 1.00% paid by the Distributor to the selling financial intermediary. In subsequent years, the entire 1.00% may be paid to the financial intermediary as additional commission and/or, up to 0.25%, for service fees.

Under the R3 Plan applicable to the Sentinel Total Return Bond Fund Class R3 shares, these shares pay to the Distributor a monthly fee at an annual rate of up to a total of 0.50% of average daily net assets. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of the Fund. The entire distribution fee may be paid to the selling dealer.

Under the S Plan applicable to the Sentinel Low Duration Bond Fund Class S shares, these shares pay to the Distributor a monthly fee at an annual rate of up to a total of 0.50% of average daily net assets. Such fees are used to reimburse the Distributor for eligible expenses incurred in connection with distribution and promotion of the shares and, up to 0.25%, for the servicing of shareholders of the Fund. The entire distribution fee may be paid to the selling dealer.

The Class I shares and Class R6 shares do not pay distribution fees.

The Funds are not assessed distribution fees on shares owned by NLV Financial Corporation and its affiliates. Where NLV Financial Corporation and its affiliates held an investment for part of or all of the reporting period, this potentially results in overall distribution fees for that share class of less than the maximum limits involved. NLV Financial Corporation and its affiliates held investments for the entire period in the Sentinel Total Return Bond Fund Class R3 and Sentinel Unconstrained Bond Fund Classes A and C.

Notes to Financial Statements

These asset-based fees, except the service fee component, are subject to aggregate limits imposed by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distributor will not be reimbursed for any un-reimbursed eligible expenses from any other Fund, or in any future year from any of the Funds.

The Distributor also receives a sales charge added to the net asset value received by the Funds on the sale of Class A shares. This compensation is not an expense of the Funds and does not affect their operating results. The Distributor has advised the Funds that it received sales charges aggregating $1,870,244 for the fiscal six months ended May 31, 2016. The Funds have been advised that the total distribution charges retained by the Distributor on the sale of shares amounted to $114,119 after allowances of $294,693 to Equity Services, Inc., a subsidiary of NLV Financial Corporation, and $1,461,432 to other investment dealers. During this same period, the distributor advised the Funds that it received $23,300 in contingent deferred sales charges from certain redemptions of Class A shares, $16,715 in contingent deferred sales charges from redemptions of Class C shares and no contingent deferred sales charges from redemptions of Class I, R3, R6 or S shares.

Effective January 1, 2016, each Director who is not an affiliate of SAMI receives an annual fee of $89,000 from the Company. The Lead Independent Director and chairs of the Audit and Governance Committees are each paid an additional annual fee of $8,000. The Fees paid to Directors are generally distributed quarterly on a pro rata basis. Directors are also reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Certain Directors of the Funds have chosen to have their fees deferred in accordance with the Funds’ deferred compensation plan. This plan is intended to enable any eligible Director of the Company to forego a portion of current compensation in exchange for the promise by the Company to pay a benefit at a later time as set forth in this plan. These amounts are included in Directors’ and Chief Compliance Officer’s fees and expenses and Deferred compensation expenses on the Statement of Operations and Statement of Assets and Liabilities, respectively.

The Funds’ Chief Compliance Officer also serves as Chief Compliance Officer of Sentinel Variable Products Trust (“SVP”), a series investment company also advised by SAMI, SAMI itself, and the separate accounts of National Life Insurance Company which fund the variable life insurance and annuity products of SVP. Pursuant to an amended and restated agreement as of November 26, 2007, the Funds and SVP pay 50% of the costs incurred by these Chief Compliance Officer functions, including the salary and benefits of the Funds’ Chief Compliance Officer and his administrative assistant, and the other costs incurred by the Chief Compliance Officer. The Funds and SVP allocate their 50% share of these costs in proportion to net assets. Out-of-pocket costs which can be specifically allocated to a particular entity are so allocated.

Directors’ and Chief Compliance Officer’s fees and expenses for the fiscal six months ended May 31, 2016 were $416,732.

Pursuant to a Transfer Agency and Service Agreement between the Company and Boston Financial Data Services, Inc. (“BFDS”), BFDS serves as the transfer agent for the Funds. The Company also has an Amended and Restated Administration Agreement with SASI under which SASI provides a) general administrative services and b) transfer agency administrative and oversight services on behalf of the Company. Under the general administrative services portion of the agreement, the Funds receive administration services and pay SASI a monthly fee at an annual rate of 0.0375% of the first $4 billion of the Company’s aggregate average daily net assets; 0.035% of the next $3 billion of the Company’s aggregate average daily net assets and 0.0325% of the Company’s aggregate average daily net assets in excess of $7 billion. Under the transfer agency administrative and oversight services portion of the agreement, the Funds receive monitoring and oversight of transfer agency vendor services and are responsible for all costs and expenses relating to the individuals designated by SASI to perform such services on behalf of SASI. The number of such individuals to be designated by SASI to perform services is subject to approval by the Board of Directors. The Funds are also responsible for all charges of outside pricing services and other out-of-pocket expenses incurred by SASI in connection with the performance of its duties. The Funds may also reimburse SASI for sub-transfer agency, plan agent and similar fees paid by SASI to other entities that provide services to accounts underlying an omnibus account of record in accordance with policies approved by the Board of Directors.

Fees paid to SASI under the provisions of the Amended and Restated Administration Agreement for the fiscal six months ended May 31, 2016 were $1,482,882.

SAMI has contractually agreed to reimburse certain expenses paid by the Class I shares of each Fund to the extent necessary to prevent the total annual fund operating expense ratios of the Class I shares of each Fund, on an annualized basis, from exceeding the total annual fund operating expense ratio of the respective Class A shares of the same Fund, where applicable. This agreement will continue through March 31, 2017. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Funds. For the fiscal six months ended May 31, 2016, none of the Funds were required to be reimbursed under this agreement.

SAMI has contractually agreed to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Sentinel Common Stock Fund Class R6 shares, on an annualized basis, to 0.65% of average daily net assets attributable to Class R6 shares through March 31, 2017. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund. For the fiscal six months ended May 31, 2016, the total amount reimbursed under this agreement to Sentinel Common Stock Fund Class R6 was $8,330.

SAMI has contractually agreed to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Sentinel Small Company Fund Class R6 shares, on an annualized basis, to 0.73% of average daily net assets attributable to Class R6 shares through March 31, 2017. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund. For the fiscal six months ended May 31, 2016, the total amount reimbursed under this agreement to Sentinel Small Company Fund Class R6 was $8,585.

SAMI has contractually agreed to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A Shares of the Sentinel Total Return Bond Fund, on an annualized basis, to 0.89% of average daily net assets attributable to Class A shares until March 31, 2017. The Class C, Class I, Class R3 and Class R6 shares of this Fund also benefitted from this arrangement to the extent SAMI waived its advisory fees to meet this commitment. In addition, the Fund’s investment advisor has contractually agreed to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class R3 shares, on an annualized basis, to 1.19% of average daily net assets attributable to Class R3 shares through March 31, 2017, and to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class R6 shares, on an annualized basis, to 0.69% of average daily net assets attributable to Class R6 shares through March 31, 2017. Each of these agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund. For the fiscal six months ended May 31, 2016, the total amount reimbursed under these agreements to Sentinel Total Return Bond Fund Class A was $249,500, Sentinel Total Return Bond Fund Class C was $13,545, Sentinel Total Return Bond Fund Class I was $145,191, Sentinel Total Return Bond Fund Class R3 was $7,235 and Sentinel Total Return Bond Fund Class R6 was $7,842.

Notes to Financial Statements

SAMI has contractually agreed to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Sentinel Unconstrained Bond Fund Class C shares, on an annualized basis, to 2.06% of average daily net assets attributable to Class C shares through March 31, 2017. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund. For the fiscal six months ended May 31, 2016, no reimbursements were required to Sentinel Unconstrained Bond Fund Class C.

As of May 31, 2016, NLV Financial Corporation and its affiliates held ownership in the Funds as follows:

Approximate %
Sentinel Fund	Ownership
Balanced - I	16.04%
Common Stock – R6	3.30%
International Equity - I	0.59%
Low Duration Bond - I	13.40%
Small Company – R6	9.68%
Sustainable Core Opportunities – I	9.03%
Total Return Bond – R3	100.00%
Total Return Bond – R6	100.00%
Unconstrained Bond – A	98.03%
Unconstrained Bond – C	86.50%
Unconstrained Bond – I	97.86%

(4) Fund Shares:

At May 31, 2016, 2.94 billion shares of one cent par value were authorized as follows:

Authorized Shares
Class A
Balanced	40,000,000
Common Stock	75,000,000
Government Securities	170,000,000
International Equity	20,000,000
Low Duration Bond	200,000,000
Multi-Asset Income	25,000,000
Small Company	300,000,000
Sustainable Core Opportunities	40,000,000
Total Return Bond	50,000,000
Unconstrained Bond	40,000,000
960,000,000
Class C
Balanced	10,000,000
Common Stock	10,000,000
Government Securities	20,000,000
International Equity	10,000,000
Multi-Asset Income	15,000,000
Small Company	50,000,000
Total Return Bond	40,000,000
Unconstrained Bond	40,000,000
195,000,000
Class I
Balanced	40,000,000
Common Stock	40,000,000
Government Securities	40,000,000
International Equity	40,000,000
Low Duration Bond	40,000,000
Multi-Asset Income	40,000,000
Small Company	250,000,000
Sustainable Core Opportunities	40,000,000
Total Return Bond	300,000,000
Unconstrained Bond	40,000,000
870,000,000
Class R3
Total Return Bond	40,000,000

Class R6
Common Stock	40,000,000
Small Company	40,000,000
Total Return Bond	40,000,000
120,000,000
Class S
Low Duration Bond	200,000,000

Total Allocated Shares	2,385,000,000

Total Unallocated Shares	555,000,000

Notes to Financial Statements

Proceeds from sales and payments for redemptions on Fund shares as shown in the statement of changes in net assets are represented by the following number of shares.

				Shares Issued in
		Shares issued in Fund		Reinvestment of		Net Increase
		Reorganizations		Dividends and		(Decrease) in
Sentinel Fund	Shares sold	(see note 5)		Distributions	Shares Reacquired	Shares Outstanding
Fiscal Six Months Ended May 31, 2016 (Unaudited)
Balanced – A	929,494	—		644,887	1,062,168	512,213
Balanced – C	399,270	—		80,212	182,417	297,065
Balanced – I	185,943	—		28,573	245,459	(30,943)
Common Stock – A	1,286,017	—		2,593,161	2,774,638	1,104,540
Common Stock – C	126,117	—		184,286	242,725	67,678
Common Stock – I	1,447,219	—		1,178,728	2,455,564	170,383
Common Stock – R6	51,882	—		38,240	50,082	40,040
Government Securities – A	1,754,640	—		174,140	3,490,756	(1,561,976)
Government Securities – C	132,386	—		16,149	308,816	(160,281)
Government Securities – I	1,806,016	—		43,417	1,150,253	699,180
International Equity – A	814,813	—		243,606	482,471	575,948
International Equity – C	78,493	—		9,255	17,385	70,363
International Equity – I	1,442,508	—		34,334	413,163	1,063,679
Low Duration Bond - A	1,019,609	—		123,750	2,384,474	(1,241,115)
Low Duration Bond – I	382,116	—		56,732	1,601,181	(1,162,333)
Low Duration Bond - S	1,969,072	—		318,903	11,355,257	(9,067,282)
Multi-Asset Income – A	1,082,877	—		786,189	1,614,088	254,978
Multi-Asset Income – C	747,364	—		590,634	1,085,375	252,623
Multi-Asset Income – I	1,622,301	—		242,289	1,137,681	726,909
Small Company – A	7,904,576	21,750,338	*	20,269,259	16,928,765	32,995,408
Small Company – C	1,935,778	3,030,573	*	8,048,907	4,762,611	8,252,647
Small Company – I	8,730,681	1,122,267	*	5,723,791	6,784,698	8,792,041
Small Company – R6	1,231,980	—	*	22,157	35,459	1,218,678
Sustainable Core Opportunities – A	249,481	5,893,856	**	324,336	652,254	5,815,419
Sustainable Core Opportunities – I	88,499	296,222	**	21,956	66,335	340,342
Total Return Bond – A	3,295,330	—		239,173	22,357,588	(18,823,085)
Total Return Bond – C	246,693	—		24,240	917,072	(646,139)
Total Return Bond – I	7,904,117	—		348,224	14,351,362	(6,099,021)
Total Return Bond – R3	—	—		626	—	626
Total Return Bond – R6	—	—		682	—	682
Unconstrained Bond – A	3,030	—		4,505	81	7,454
Unconstrained Bond – C	7,376	—		941	1,718	6,599
Unconstrained Bond – I	35,506	—		18,370	2,547	51,329

* Please see note 5 for specific details of the Plan of Reorganization. The reorganization was completed following the close of business on March 30, 2016 by a tax-free exchange of 21,750,338 shares of the Sentinel Small Company Fund Class A for 5,792,669 shares of the Sentinel Mid Cap Fund Class A, a merger conversion ratio of 3.75480448; 3,030,573 shares of the Sentinel Small Company Fund Class C for 746,855 shares of the Sentinel Mid Cap Fund Class C, a merger conversion ratio of 4.05778094; 1,122,267 shares of the Sentinel Small Company Fund Class I for 306,597 shares of the Sentinel Mid Cap Fund Class I, a merger conversion ratio of 3.66039781; and none for the Sentinel Small Company Fund Class R6 because the Sentinel Mid Cap Fund did not offer a comparable share class.

** Please see note 5 for specific details of the Plan of Reorganization. The reorganization was completed following the close of business on March 30, 2016 by a tax-free exchange of 5,893,856 shares of the Sentinel Sustainable Core Opportunities Fund Class A for 7,459,256 shares of the Sentinel Sustainable Mid Cap Opportunities Fund Class A, a merger conversion ratio of 0.79013990; and 296,222 shares of the Sentinel Sustainable Core Opportunities Fund Class I for 357,360 shares of the Sentinel Sustainable Mid Cap Opportunities Fund Class I, a merger conversion ratio of 0.82891798.

Notes to Financial Statements

		Shares Issued in
		Reinvestment of		Net Increase
		Dividends and		(Decrease) in
Sentinel Fund	Shares sold	Distributions	Shares Reacquired	Shares Outstanding
Fiscal Year Ended November 30, 2015
Balanced – A	1,197,542	778,124	1,995,335	(19,669)
Balanced – C	450,192	76,223	274,453	251,962
Balanced – I	205,096	42,922	427,929	(179,911)
Common Stock – A	1,992,072	329,803	6,314,314	(3,992,439)
Common Stock – C	243,115	9,655	285,724	(32,954)
Common Stock – I	2,009,397	201,109	8,015,164	(5,804,658)
Common Stock – R6^	422,770	107	139	422,738
Government Securities – A	2,154,747	381,091	10,004,792	(7,468,954)
Government Securities – C	285,094	36,073	1,240,309	(919,142)
Government Securities – I	641,488	77,949	2,790,050	(2,070,613)
International Equity – A	689,585	1,193,596	1,066,302	816,879
International Equity – C	106,588	37,282	40,555	103,315
International Equity – I	558,561	100,971	331,164	328,368
Low Duration Bond - A	3,557,740	329,897	11,548,028	(7,660,391)
Low Duration Bond – I	1,838,405	121,109	1,430,670	528,844
Low Duration Bond - S	8,045,666	873,878	27,927,083	(19,007,539)
Multi-Asset Income – A	1,558,553	936,004	2,542,346	(47,789)
Multi-Asset Income – C	1,502,771	642,339	1,907,112	237,998
Multi-Asset Income – I	1,655,772	285,470	1,932,818	8,424
Small Company – A	13,733,300	30,458,442	32,089,950	12,101,792
Small Company – C	3,409,420	9,354,012	5,959,653	6,803,779
Small Company – I	14,211,985	8,756,837	18,612,382	4,356,440
Small Company – R6^	106,860	—	—	106,860
Sustainable Core Opportunities – A	325,809	93,369	1,023,879	(604,701)
Sustainable Core Opportunities – I	72,116	7,235	89,174	(9,823)
Total Return Bond – A	22,322,082	496,079	11,439,658	11,378,503
Total Return Bond – C	848,106	49,813	1,226,922	(329,003)
Total Return Bond – I	23,975,928	796,113	24,698,242	73,799
Total Return Bond – R3^	56,845	777	—	57,622
Total Return Bond – R6^	56,801	847	—	57,648
Unconstrained Bond – A^	507,273	6,073	101	513,245
Unconstrained Bond – C^	168,158	1,373	—	169,531
Unconstrained Bond – I^	1,909,628	24,598	197	1,934,029

^ Commenced operations December 23, 2014.

From time to time the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds. The latest Statement of Additional Information has more details about the Fund’s shareholders that own beneficially 5% or more of the voting stock of any class of any Fund or 25% or more of a Fund and is available, without charge, upon request by calling (800) 282-3863 or on-line at www.sentinelinvestments.com.

Notes to Financial Statements

(5) Reorganizations:

Pursuant to a Plan of Reorganization approved by the Board on December 3, 2015, as of the close of business on March 30, 2016, Sentinel Small Company Fund acquired 100% of the voting equity interests, substantially all of the assets and assumed substantially all of the liabilities of Sentinel Mid Cap Fund, a separate series of the Company, in a tax-free reorganization in exchange for shares of the Sentinel Small Company Fund. The primary reason for the transaction was to combine a smaller Fund into a larger Fund with similar investment strategies and policies. For financial reporting purposes, the net assets received and shares issued by the Sentinel Small Company Fund were recorded at fair value; however, the Sentinel Mid Cap Fund’s cost of investments were carried forward to align ongoing reporting of the Sentinel Small Company Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The merger conversion ratios and number of shares are presented in Note (4) and the value of shares issued by the Sentinel Small Company Fund is presented in the Statement of Changes in Net Assets and in the schedule below. Net assets and acquired unrealized appreciation (depreciation) as of the reorganization date were as follows:

					Total
					Net Assets of	Acquired
		Total	Total		Acquiring Fund	Fund Unrealized
Acquiring	Acquired	Net Assets of	Net Assets of		After the	Appreciation/
Fund	Fund	Acquiring Fund	Acquired Fund		Acquisition	(Depreciation)
Sentinel Small Company Fund Class A	Sentinel Mid Cap Fund Class A	$546,804,192	$97,558,873		$644,363,065	$9,958,785

Sentinel Small Company Fund Class C	Sentinel Mid Cap Fund Class C	97,641,067	8,942,615		106,583,682	(5,233,947)

Sentinel Small Company Fund Class I	Sentinel Mid Cap Fund Class I	209,050,954	5,382,625		214,433,579	7,617,354

Sentinel Small Company Fund Class R6	None	2,116,165	—		2,116,165	—
		$855,612,378	$111,884,113	*	$967,496,491	$12,342,192

* The net assets of the Sentinel Mid Cap Fund were primarily comprised of investments with a fair value of $112,084,254 just prior to the reorganization.

The financial statements reflect the operations of the Sentinel Small Company Fund for the period prior to the acquisition and the combined fund for the period subsequent to the acquisition.

Pursuant to a Plan of Reorganization approved by the Board on December 3, 2015, as of the close of business on March 30, 2016, Sentinel Sustainable Core Opportunities Fund acquired 100% of the voting equity interests, substantially all of the assets and assumed substantially all of the liabilities of Sentinel Sustainable Mid Cap Opportunities Fund, a separate series of the Company, in a tax-free reorganization in exchange for shares of the Sentinel Sustainable Core Opportunities Fund. The primary reason for the transaction was to combine a smaller Fund into a larger Fund with similar investment strategies and policies. For financial reporting purposes, the net assets received and shares issued by the Sentinel Sustainable Core Opportunities Fund were recorded at fair value; however, the Sentinel Sustainable Mid Cap Opportunities Fund’s cost of investments were carried forward to align ongoing reporting of the Sentinel Sustainable Core Opportunities Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The merger conversion ratios and number of shares are presented in Note (4) and the value of shares issued by the Sentinel Sustainable Core Opportunities Fund is presented in the Statement of Changes in Net Assets and in the schedule below. Net assets and acquired unrealized appreciation (depreciation) as of the reorganization date were as follows:

					Total
					Net Assets of	Acquired
		Total	Total		Acquiring Fund	Fund Unrealized
Acquiring	Acquired	Net Assets of	Net Assets of		After the	Appreciation/
Fund	Fund	Acquiring Fund	Acquired Fund		Acquisition	(Depreciation)
Sentinel Sustainable Core Opportunities Fund Class A	Sentinel Sustainable Mid Cap Opportunities Fund Class A	$218,441,256	$116,823,960		$335,265,216	$6,526,618

Sentinel Sustainable Core Opportunities Fund Class I	Sentinel Sustainable Mid Cap Opportunities Fund Class I	14,715,877	5,888,166		20,604,043	1,664,519
		$233,157,133	$122,712,126	*	$355,869,259	$8,191,137

* The net assets of the Sentinel Sustainable Mid Cap Opportunities Fund were primarily comprised of investments with a fair value of $122,910,546 just prior to the reorganization.

The financial statements reflect the operations of the Sentinel Sustainable Core Opportunities Fund for the period prior to the acquisition and the combined fund for the period subsequent to the acquisition.

Notes to Financial Statements

(6) Investment Transactions:

Purchases and sales of investment securities (excluding short term obligations, forward foreign currency contracts, futures contracts, swaps and written options) for the fiscal six months ended May 31, 2016 were as follows:

	Purchases of Other	Purchases of U.S.	Sales of Other than	Sales of U.S.
	than U.S. Government	Government Direct	U.S. Government	Government Direct
	Direct and Agency	and Agency	Direct and Agency	and Agency
Sentinel Fund	Obligations	Obligations	Obligations	Obligations
Balanced	$39,656,117	$47,989,491	$45,543,896	$51,345,486
Common Stock	115,198,084	—	233,941,095	—
Government Securities	1,845,000	57,340,641	1,880,000	71,651,758
International Equity	44,738,088	—	18,743,667	—
Low Duration Bond	238,934,960	—	343,315,633	19,511,742
Multi-Asset Income	336,880,863	31,728,477	291,138,219	65,884,100
Small Company	322,835,588	—	400,227,462	—
Sustainable Core Opportunities	75,513,082	—	77,572,850	—
Total Return Bond	358,354,934	557,146,308	464,735,019	592,943,076
Unconstrained Bond	14,917,920	33,747,039	18,208,338	34,083,186

(7) Distributions to Shareholders:

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by a Fund after November 30, 2011, may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, pre-enactment net capital losses incurred by a Fund were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Pre-enactment losses may be more likely to expire unused since the Act prescribes that post-enactment losses must be utilized first.

At November 30, 2015, the Company had tax basis capital losses which may be used to offset future capital gains as follows:

	Capital Loss
Sentinel Fund	Carry Forward	Expiring on 11/30
Government Securities	$45,449,134	No Expiration (Short-Term)
	11,060,731	No Expiration (Long-Term)
Total	$56,509,865

Low Duration Bond	$505,428	2016
	2,065,072	2017
	16,447,278	2018
	32,731,463	2019
	25,545,078	No Expiration (Short-Term)
	42,196,138	No Expiration (Long-Term)
Total	$119,490,457

Total Return Bond	$8,100,766	No Expiration (Short-Term)
	12,712,157	No Expiration (Long-Term)
Total	$20,812,923

(8) Post Retirement Benefits:

Sentinel Group Funds, Inc. provides certain health care and life insurance benefits to certain of its retirees. The projected obligations for such benefits have been accrued and the total estimated liabilities as of May 31, 2016 included in the line item Accrued expenses on the Statement of Assets and Liabilities are as follows:

Sentinel Fund
Balanced – A	$6,872
Common Stock – A	57,764
Government Securities – A	5,680
Small Company – A*	5,815

*This specific accrued liability was assumed from the Sentinel Mid Cap Fund Class A following the reorganization completed after the close of business on March 30, 2016.

(9) Indemnifications:

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(10) Subsequent Events:

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

Actual and Hypothetical Expenses for Comparison Purposes

(Unaudited )

Example

As a shareholder of one or more of the Sentinel Funds, you incur two types of costs:

(1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The example for each share class is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/01/15 through 05/31/16.

Actual Expenses

The first line of each share class entry in the table beginning on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid from 12/01/15 through 05/31/16” to estimate the expenses you paid on your account during this period.

Certain Account Fees and Minimum Account Size

Certain participant accounts are subject to the following recurring annual fees that are not included in the expenses shown in the table. If your account was subject to these fees, then the actual account values at the end of the period would be lower and the actual expenses for the period would be higher. Due to the expense of maintaining accounts with small balances, we reserve the right to liquidate and currently charge an annual maintenance fee of $25 to any account that has a current value less than $1,000 and that has been open for at least 24 months. This fee is deducted automatically from each such shareholder account on a quarterly pro-rated basis.

Miscellaneous Recurring Fees:

Retirement Custodial Accounts:
Annual Custodial Fee per Social Security Number	$15.00
Closeout Fee per Account	$15.00
Transfer of Assets per Transaction	$25.00
Service Fees:
Express Mail Deliveries	$15.00
Federal Funds Wire	$20.00
Bounced check-writing checks	$25.00
Bounced check received for deposit	$25.00
Copy of check-writing check written prior to March 2008	$10.00

Recurring Fees for Services for Employee Benefit Plans

The Sentinel Destinations platform offers participant record keeping services to employer-sponsored retirement plans such as 401(k), pension or profit sharing plans. Plans using the Sentinel Destinations platform will be subject to additional fees for the services provided. Contact your financial advisor or Sentinel Administrative Services, Inc. for more information regarding Sentinel Destinations.

Hypothetical Example for Comparison Purposes

The second line of each share class entry in the table beginning on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the share class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a specific Sentinel Fund share class to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As with actual account values and expenses, the hypothetical account values and expenses shown in the table do not reflect any of the recurring fees outlined above. If your account is subject to such fees, then the hypothetical account values at the end of the period shown and the hypothetical expenses paid for the period should be increased before comparing these amounts to the corresponding amounts for other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Expenses

Actual and hypothetical expenses for each Sentinel Fund share class are provided in this table.
(Unaudited)	More detailed expenses data is contained the accompanying Financial Statements and related Notes.

			Total	Beginning	Ending	Annualized	Expenses Paid
		Total Return	Return	Account Value	Account Value	Expense	from 12/01/15
Sentinel Fund	Fund Class	Description	Percentage	12/01/15	05/31/16	Ratio	through 05/31/16*
Balanced
	A Shares	Actual	1.43	$1,000.00	$1,014.25	1.03	$5.19
		Hypothetical+	1.98	1,000.00	1,019.85	1.03	5.20
	C Shares	Actual	1.04	1,000.00	1,010.41	1.82	9.15
		Hypothetical+	1.59	1,000.00	1,015.90	1.82	9.17
	I Shares	Actual	1.52	1,000.00	1,015.21	0.82	4.13
		Hypothetical+	2.09	1,000.00	1,020.90	0.82	4.14
Common Stock
	A Shares	Actual	1.88	1,000.00	1,018.85	1.00	5.05
		Hypothetical+	2.00	1,000.00	1,020.00	1.00	5.05
	C Shares	Actual	1.48	1,000.00	1,014.83	1.80	9.07
		Hypothetical+	1.60	1,000.00	1,016.00	1.80	9.07
	I Shares	Actual	2.03	1,000.00	1,020.29	0.71	3.59
		Hypothetical+	2.15	1,000.00	1,021.45	0.71	3.59
	R6 Shares	Actual	2.06	1,000.00	1,020.61	0.65	3.28
		Hypothetical+	2.17	1,000.00	1,021.75	0.65	3.29
Government Securities
	A Shares	Actual	1.56	1,000.00	1,015.63	0.92	4.64
		Hypothetical+	2.04	1,000.00	1,020.40	0.92	4.65
	C Shares	Actual	1.15	1,000.00	1,011.46	1.74	8.75
		Hypothetical+	1.63	1,000.00	1,016.30	1.74	8.77
	I Shares	Actual	1.65	1,000.00	1,016.54	0.69	3.48
		Hypothetical+	2.16	1,000.00	1,021.55	0.69	3.49
International Equity
	A Shares	Actual	0.28	1,000.00	1,002.84	1.38	6.91
		Hypothetical+	1.81	1,000.00	1,018.10	1.38	6.96
	C Shares	Actual	-0.29	1,000.00	997.05	2.70	13.48
		Hypothetical+	1.15	1,000.00	1,011.50	2.70	13.58
	I Shares	Actual	0.55	1,000.00	1,005.53	1.01	5.06
		Hypothetical+	2.00	1,000.00	1,019.95	1.01	5.10
Low Duration Bond
	A Shares	Actual	0.22	1,000.00	1,002.24	0.96	4.81
		Hypothetical+	2.02	1,000.00	1,020.20	0.96	4.85
	I Shares	Actual	0.46	1,000.00	1,004.61	0.61	3.06
		Hypothetical+	2.20	1,000.00	1,021.95	0.61	3.08
	S Shares	Actual	0.14	1,000.00	1,001.40	1.09	5.45
		Hypothetical+	1.96	1,000.00	1,019.55	1.09	5.50

			Total	Beginning	Ending	Annualized	Expenses Paid
		Total Return	Return	Account Value	Account Value	Expense	from 12/01/15
Sentinel Fund	Fund Class	Description	Percentage	12/01/15	05/31/16	Ratio	through 05/31/16*
Multi-Asset Income
	A Shares	Actual	2.90	$1,000.00	$1,028.98	1.04	$5.28
		Hypothetical+	1.98	1,000.00	1,019.80	1.04	5.25
	C Shares	Actual	2.53	1,000.00	1,025.33	1.78	9.01
		Hypothetical+	1.61	1,000.00	1,016.10	1.78	8.97
	I Shares	Actual	2.96	1,000.00	1,029.65	0.77	3.91
		Hypothetical+	2.12	1,000.00	1,021.15	0.77	3.89
Small Company
	A Shares	Actual	0.08	1,000.00	1,000.78	1.27	6.35
		Hypothetical+	1.87	1,000.00	1,018.65	1.27	6.41
	C Shares	Actual	-0.49	1,000.00	995.14	1.98	9.88
		Hypothetical+	1.51	1,000.00	1,015.10	1.98	9.97
	I Shares	Actual	0.28	1,000.00	1,002.79	0.92	4.61
		Hypothetical+	2.04	1,000.00	1,020.40	0.92	4.65
	R6 Shares	Actual	0.47	1,000.00	1,004.69	0.71	3.56
		Hypothetical+	2.15	1,000.00	1,021.45	0.71	3.59
Sustainable Core Opportunities
	A Shares	Actual	0.77	1,000.00	1,007.74	1.20	6.02
		Hypothetical+	1.90	1,000.00	1,019.00	1.20	6.06
	I Shares	Actual	0.91	1,000.00	1,009.13	0.97	4.87
		Hypothetical+	2.01	1,000.00	1,020.15	0.97	4.90
Total Return Bond
	A Shares	Actual	1.28	1,000.00	1,012.82	0.89	4.48
		Hypothetical+	2.05	1,000.00	1,020.55	0.89	4.50
	C Shares	Actual	0.96	1,000.00	1,009.59	1.63	8.19
		Hypothetical+	1.69	1,000.00	1,016.85	1.63	8.22
	I Shares	Actual	1.46	1,000.00	1,014.57	0.66	3.32
		Hypothetical+	2.17	1,000.00	1,021.70	0.66	3.34
	R3 Shares	Actual	1.28	1,000.00	1,012.82	0.89	4.48
		Hypothetical+	2.05	1,000.00	1,020.55	0.89	4.50
	R6 Shares	Actual	1.38	1,000.00	1,013.80	0.69	3.47
		Hypothetical+	2.16	1,000.00	1,021.55	0.69	3.49
Unconstrained Bond Fund
	A Shares	Actual	1.60	1,000.00	1,016.01	1.27	6.40
		Hypothetical+	1.87	1,000.00	1,018.65	1.27	6.41
	C Shares	Actual	1.27	1,000.00	1,012.71	2.03	10.21
		Hypothetical+	1.49	1,000.00	1,014.85	2.03	10.23
	I Shares	Actual	1.78	1,000.00	1,017.76	1.01	5.09
		Hypothetical+	2.00	1,000.00	1,019.95	1.01	5.10

* Expenses are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

+ Hypothetical assumes a 5.00% annual return less expenses for the period.

Directors

There are eight Directors of Sentinel Group Funds, Inc. Their names and other information about the six independent Directors currently responsible for the oversight of the ten Funds currently comprising Sentinel Group Funds, Inc. are set forth below. Information concerning the two affiliated Directors is set forth under “Officers” on the next page. The Statement of Additional Information has additional information about the Fund’s  Directors and is available, without charge, upon request by calling (800) 282-3863.

Position and Length
Name, Address, Age	of Time Served	Principal Occupation(s) During Past Five Years	Public Directorships
Gary Dunton (60) National Life Drive Montpelier, VT 05604	Director, since 2013

Dunton Consulting (an insurance industry consulting firm) — Principal, since 2008; MBIA, Inc. — Chairperson, President and Chief Executive Officer, from 2004 to 2008; Sentinel Variable Products Trust (“SVPT”) — Trustee, since May 2016

None
Deborah G. Miller (66) National Life Drive Montpelier, VT 05604	Director, since 1995; Governance, Contracts and Nominating Committee Chairperson, from 2009 to 2011

Enterprise Catalyst Group (a management consulting firm) — Chief Executive Officer, since 2003; Ascendent Systems (a voice and messaging systems company) — Chief Executive Officer, from 2005 to 2007; SVPT — Trustee, since May 2016

Libby Glass — Director, since 2003; Wittenberg University — Director, since 1998
John Pelletier (52) National Life Drive Montpelier, VT 05604	Director, since 2013

Center for Financial Literacy at Champlain College — Director, since 2010; Sterling Valley Consulting LLC (a financial services consulting firm) — Principal, since 2009; Vermont Financial Literacy Commission — Co-Chairperson, since February 2016; Vermont’s Universal Children’s Higher Education Savings Account Program Advisory Committee — Chairperson, since February 2016; Eaton Vance Corporation — Chief Legal Officer, from 2007 to 2008; Natixis Global Associates — Chief Operating Officer, from 2004 to 2007; General Counsel, from 1997 to 2004; SVPT — Trustee, since May 2016

None
John Raisian, Ph.D. (66) National Life Drive Montpelier, VT 05604	Director, since 1996; Lead Independent Director, since 2013	Hoover Institution at Stanford University — Senior Fellow, since 1986; Director, from 1989 to 2015; SVPT — Trustee, since May 2015; Lead Independent Trustee, since June 2016	None
Richard H. Showalter (68) National Life Drive Montpelier, VT 05604	Director, since 2003; Audit, Compliance and Valuation Committee Chairperson, since 2012; Lead Independent Director, from 2005 to 2012

Dartmouth-Hitchcock — Senior Vice President and Treasurer, from 2007 to 2010; Dartmouth-Hitchcock Medical Center — Treasurer, from 1995 to 2010; Dartmouth-Hitchcock Alliance — Senior Vice President and Chief Financial Officer, from 1985 to 2008; Mary Hitchcock Memorial Hospital - Senior Vice President and Chief Financial Officer, from 1985 to 2007; Dartmouth-Hitchcock Clinic - Senior Vice President and Chief Financial Officer, from 1999 to 2007; SVPT — Trustee, since May 2016; Audit, Compliance and Valuation Committee Chairperson, since June 2016

None
Angela E. Vallot (59) National Life Drive Montpelier, VT 05604	Director, since 1996; Governance, Contracts and Nominating Committee Chairperson, since 2013 and from 2004 to 2009

VallotKarp Consulting (a diversity and inclusion consulting firm) — President, since 2004; Colgate-Palmolive Company (a consumer products company) — Vice President, from 2001 to 2003; Texaco, Inc. (an integrated energy company) — Director of Diversity, from 1997 to 2001; SVPT — Trustee, since May 2016; Governance, Contracts and Nominating Committee Chairperson, since June 2016

None

Officers

The names of and other information relating to the Directors who are officers and “interested persons” of the Funds as defined in the 1940 Act, as amended, and to the other officers of the Funds is set forth below.

Position and Length
Name, Address, Age	of Time Served*	Principal Occupation(s) During Past Five Years	Public Directorships
Mehran Assadi (57)** National Life Drive Montpelier, VT 05604	Director and Chairperson, since 2015

National Life Holding Company (a mutual insurance company) and National Life Insurance Company (“National Life”) — President and Chief Executive Officer, since 2009; President — Life and Annuity, from 2005 to 2009; Interim Chief Information Officer, from 2003 to 2005; NLV Financial Corporation - President and Chief Executive Officer, since 2009; Executive Vice President, from 2008 to 2009; SVPT — Trustee and Chairperson, since 2009

None
Thomas H. Brownell (56)** National Life Drive Montpelier, VT 05604	Director, since 2015; President and Chief Executive Officer, since 2013

National Life — Executive Vice President, since 2013; Executive Vice President and Chief Investment Officer, from 2013 to May 2016; Senior Vice President and Chief Investment Officer, from 2005 to 2013; Sentinel Asset Management, Inc. (“Advisor”) — President and Chief Executive Officer, since 2013; SVPT — Trustee, since May 2016; President, since 2013

None
Gregory D. Teese (49) National Life Drive Montpelier, VT 05604	Chief Compliance Officer, since March 2016

Advisor; National Variable Annuity Account II; National Variable Life Insurance Account — Chief Compliance Officer, since March 2016; SVPT — Chief Compliance Officer, since March 2016; Sentinel Financial Services Company(“SFSC”) — Chief Compliance Officer, since 2004; Vice President, since 1997; Equity Services, Inc. — Chief Compliance Officer, since 2004; Senior Vice President, since June 2009

N/A
Lisa F. Muller (49) National Life Drive Montpelier, VT 05604	Secretary, since 2008

SASI — President, Chief Executive Officer and Senior Counsel, since 2015; Advisor — Senior Counsel and Chief Operating Officer, since 2015; SFSC — Senior Counsel, since 2011; Counsel, from 2008 to 2011; National Life; Advisor; SASI — Senior Counsel, from 2011 to 2015; Counsel, from 2008 to 2011; SVPT — Secretary, since 2008; State of Vermont, Department of Banking and Insurance — Assistant General Counsel, from 2006 to 2008; Davis, Polk and Wardwell — Associate, from 2005 to 2006 and from 1999 to 2002; U.S. District Court N.D. Illinois — Law Clerk, from 2002 to 2004

N/A
John K. Landy (56) National Life Drive Montpelier, VT 05604	Vice President, since 2002	SASI — Senior Vice President, since 2006; SVPT — Vice President, since 2004; SASC — Senior Vice President, from 2004 to 2006; Vice President, from 1997 to 2004	N/A
Philip G. Partridge, Jr. (39) National Life Drive Montpelier, VT 05604	Chief Financial Officer, since 2014

Advisor — Vice President, since 2015; Chief Financial Officer, since 2014; SFSC — Vice President and Chief Financial Officer, since 2015; Vice President and Assistant Treasurer, from 2006 to 2015; Sentinel Administrative Services, Inc. (“SASI”) — Vice President and Chief Financial Officer, since 2015; SVPT — Vice President and Treasurer, since June 2016

N/A
Thomas P. Malone (60) National Life Drive Montpelier, VT 05604	Vice President and Treasurer, since 1997

SASI— Vice President, since 2006; SVPT — Assistant Vice President and Assistant Treasurer, since June 2016; Vice President and Treasurer, from 2000 to June 2016; SASC — Vice President, from 1998 to 2006

N/A
Scott G. Wheeler (51) National Life Drive Montpelier, VT 05604	Assistant Vice President and Assistant Treasurer, since 1998

SASI — Vice President, since 2007; Assistant Vice President, from 2006 to 2007; SVPT — Assistant Vice President and Assistant Treasurer, from 2004 to June 2016; SASC — Assistant Vice President, from 1998 to 2006

N/A
Lindsay E. Staples (34) National Life Drive Montpelier, VT 05604	Assistant Secretary, since 2010 and from 2007 to 2009

National Life — Senior Securities Paralegal, since 2010; SVPT — Assistant Secretary, since 2010 and from 2007 to 2009; National Life — Senior Compliance Associate, from 2009 to 2010; National Life — Securities Paralegal, from 2007 to 2009; Holman Immigration — Paralegal, from 2006 to 2007; Wilmer Cutler Pickering Hale and Dorr — Paralegal, from 2004 to 2006

N/A

*	Each Officer is elected by, and serves at the pleasure of, the Board of the Funds.
**

Mr. Assadi is an “interested person” of the Funds because he is the President and Chief Executive Officer of the Advisor’s parent company and Mr. Brownell is an “interested person” of the Funds because he is the President and Chief Executive Officer of the Advisor.

Investment Advisor

Sentinel Asset Management, Inc.

Principal Underwriter

Sentinel Financial Services Company

Counsel

Sidley Austin LLP

Custodian and Dividend Paying Agent

State Street Bank & Trust Company -

Kansas City

Transfer Agent and Shareholder Servicing Agent

Boston Financial Data Services, Inc.

Administrator

Sentinel Administrative Services, Inc.

Portfolio Proxy Voting Guidelines and Voting Record

Sentinel Funds portfolio proxy voting guidelines, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th, are available without charge on-line at www.sentinelinvestments.com and at www.sec.gov, or by calling 1-800-282-FUND (3863).

Availability of Quarterly Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for more information.)

Privacy Notice To Our Customers

This notice is for your information and no response is required.

Sentinel Companies Privacy Policy:

Maintaining the privacy of the information you share with us in the process of doing business with the Sentinel Companies* is extremely important to us. When you purchase a product or service from one of the Sentinel Companies, you enter into a relationship that is built upon—and largely dependent upon—mutual trust. We want to assure you that we strive to conduct business in ways that are always worthy of that trust. Maintenance of our privacy practices and policies is a critical component of that resolve and we want you to know that we are committed to maintaining the highest level of confidentiality with all the information we receive from you.

How and Why We Obtain Personal Information:

In the conduct of our business with you, we often need to collect what is known as “nonpublic personal information.” This is information about you that we obtain in connection with providing a financial product or service to you. The Sentinel Companies may collect nonpublic personal information about you from:

•                Applications or other forms, with information such as name, address, Social Security number, assets and income, employment status, birth date;

•                Your transactions with us, our affiliates, or with others, such as account activity, payment history and products and services purchased;

•                Visits to our website, including information from on-line forms and on-line information collecting devices commonly called “cookies”.

We or our representatives may also ask you for additional financial information in order to determine which products and services best meet your financial goals.

How We Protect Information:

We maintain strong safeguards to protect the information you have shared with us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. All employees are required to comply with our established confidentiality procedures and policies.

We consider any nonpublic personal information that is provided to any representative of the Sentinel Companies in the course of a business transaction as being completely confidential.

We may also disclose all of the information described above to our affiliates in order to conduct business, such as providing services, account maintenance or information about other products and services offered by our affiliates. Our affiliates may include insurance companies, broker-dealers, investment advisors, investment companies, registered representatives, trust companies, insurance agents and brokers.

In addition, we may disclose all of the information above to third parties with which we contract for services, as permitted by law. We will contractually require these third parties to protect your information. Examples of these organizations include the following:

•                Third parties that administer and support our products and services (such as third party administrators, printing companies, system vendors, consultants);

•                Financial service entities (such as broker-dealers, insurance agents and brokers, banks, investment companies, registered representatives, investment advisors or companies that perform marketing services on behalf or our affiliates behalf).

We may disclose all of the information above under certain circumstances to government agencies and law enforcement officials (for examples, to help us prevent fraud or as may be required by law).

Our Commitment to Confidentiality:

We will not sell nonpublic personal information about you, our customers - or our former customers-nor will we disclose it to anyone, unless we have previously informed you in disclosures or agreements, have been authorized by you, or are permitted to do so by law. We restrict access to nonpublic personal information to those employees and associates who need that information in order to provide products or services to you.

If you decide to close your accounts or become an inactive customer, we will continue to adhere to the privacy policies and practices described in this notice.

The Sentinel Companies have a long history of dealing with confidential information in ways that are designed to assure your privacy. We are committed to consistently maintaining the highest standards for protecting the information you share with us, and ensuring the privacy of all our customers.

* This Privacy Notice applies to all of the accounts held or serviced by the following companies:

The Sentinel Funds

Sentinel Financial Services Company

Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc.

Sentinel Funds are distributed by Sentinel Financial Services Company, Member FINRA, One National Life Drive, Montpelier, VT 05604, 800-282-FUND

www.sentinelinvestments.com

65507 MK7782(1011)

One National Life Drive, Montpelier, VT 05604

Sentinel is headquartered above the noise of Wall Street, in Montpelier, Vermont.

We are an integral part of National Life Group, a mutually-held family of financial service companies with roots dating back to 1848.

Sentinel’s range of actively managed mutual funds are designed to find attractive returns through the combination of quantitative analysis and deep fundamental research.

Learn more about Sentinel:

800.282.FUND

www.sentinelinvestments.com

 @sentinelinvest

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

This report is authorized for distribution to prospective investors only when preceded by an effective Prospectus.

Consider a fund’s objectives, risks, charges and expenses carefully before investing. Summary and full prospectuses containing this and other information are available from your financial advisor or www.sentinelinvestments.com. Please read them carefully before you invest.

Sentinel Investments is the unifying brand name for Sentinel Financial Services Company, Sentinel Asset Management, Inc., and Sentinel Administrative Services, Inc.

Sentinel Funds are distributed by Sentinel Financial Services Company, Member FINRA, One National Life Drive, Montpelier, VT 05604, 800-282-FUND, www.sentinelinvestments.com

43604 SF0105(0716)

ITEM 2. CODE OF ETHICS

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s most recently completed second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as an exhibit.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.

By:	/s/ Thomas H. Brownell
Thomas H. Brownell,
President & Chief Executive Officer

Date: August 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas H. Brownell
Thomas H. Brownell,
President & Chief Executive Officer

Date: August 2, 2016

By:	/s/ Philip G. Partridge, Jr.
Philip G. Partridge, Jr.
Chief Financial Officer

Date: August 2, 2016